                                                      1933 Act File No. 33-33852
                                                      1940 Act File No. 811-6061

                          SECURITIES AND EXCHANGE COMMISSION
                                 Washington, DC 20549

                                      Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.   28 ......................         X

                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

    Amendment No.   30 .....................................         X

                                FEDERATED INDEX TRUST
                  (Exact Name of Registrant as Specified in Charter)
                              Federated Investors Funds
                                 5800 Corporate Drive
                         Pittsburgh, Pennsylvania 15237-7000
                       (Address of Principal Executive Offices)

                                    (412) 288-1900
                           (Registrant's Telephone Number)
                              John W. McGonigle, Esquire
                              Federated Investors Tower
                                 1001 Liberty Avenue
                         Pittsburgh, Pennsylvania 15222-3779
                       (Name and Address of Agent for Service)
                  (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

 _  immediately upon filing pursuant to paragraph (b)
 __ on _______________   pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a) (i)
 X  on December 30, 2003 pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii)
    on ________________  pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

                                      Copies To:

                             Matthew G. Maloney, Esquire
                       Dickstein, Shapiro, Morin & Oshinsky, LLP
                                  2101 L Street, NW
                                 Washington, DC 20037

[Logo of Federated Investors]

Federated Max-Cap Index Fund

A Portfolio of Federated Index Trust

PROSPECTUS

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December 31, 2003

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INSTITUTIONAL SERVICE SHARES

A mutual fund seeking to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor's Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

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Risk/Return Summary	1
What are the Fund's Fees and Expenses?	4
What are the Fund's Investment Strategies?	5
What are the Principal Securities in Which the Fund Invests?	6
What are the Specific Risks of Investing in the Fund?	8
What Do Shares Cost?	9
How is the Fund Sold?	10
How to Purchase Shares	10
How to Redeem Shares	12
Account and Share Information	14
Who Manages the Fund?	15
Legal Proceedings	16
Financial Information	17

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor's 500 Composite Stock Price Index (Index). While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund normally invests its assets primarily in common stocks included in the Index.

The Fund's investment manager ("Manager") has received an exemptive order from the SEC to permit the Trust and the Board of Trustees to appoint and replace subadvisers for the Fund and to enter into and amend the Fund's subadvisory agreements without further shareholder approval. See "Who Manages the Fund?"

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
  Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's Institutional Service Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

The Fund's Institutional Service Shares total return for the nine-month period from January 1, 2003 to September 30, 2003 was 14.01%.

Within the period shown in the bar chart, the Fund's Institutional Service Shares highest quarterly return was 21.13% (quarter ended December 31, 1998.) Its lowest quarterly return was (17.40)% (quarter ended September 30, 2002).

Average Annual Total Return Table

Return Before Taxes is shown. In addition, Return After Taxes is shown for Institutional Service Shares to illustrate the effect of federal taxes on Fund returns.Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard and Poor's 500 Index (S&P 500), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)

	1 Year	5 Years	Start of Performance[1]
Fund:
Return Before Taxes	(22.63)%	(1.30)%	8.41%
Return After Taxes on Distributions[2]	(22.93)%	(1.73)%	7.04%
Return After Taxes on Distributionsand Sale of Fund Shares[2]	(13.88)%	(1.16)%	6.41%
S&P 500	(22.10)%	(0.59)%	9.23%

1 The Fund's Institutional Service Shares start of performance date was September 7, 1993.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

What are the Fund's Fees and Expenses?

FEDERATED MAX-CAP INDEX FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Service Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.30%
Distribution (12b-1) Fee[3]	0.30%
Shareholder Services Fee	0.25%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.94%

1 Although not contractually obligated to do so, the Manager and distributor waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2003.

Total Waivers of Fund Expenses	0.29%
Total Actual Annual Fund Operating Expenses (after waivers)	0.65%

2 The Manager voluntarily waived a portion of the management fee. The Manager can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.26% for the fiscal year ended October 31, 2003.

3 A portion of the distribution (12b-1) fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The distribution (12b-1) fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.05% for the fiscal year ended October 31, 2003.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$ 96
3 Years	$ 300
5 Years	$ 520
10 Years	$1,155

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What are the Fund's Investment Strategies?

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In pursuing its investment objective, the Fund normally invests its assets primarily in common stocks included in the Index. As of November 30, 2002 the capitalization range of the issuers comprising the Index was $666 million to $287 billion. As of the same date, the weighted median market capitalization of the Fund was $48.5 billion. Market capitalization is determined by multiplying the number of outstanding shares of an issuer by the current market price per share. Except as noted below, the Fund seeks to reduce the difference in the Fund's portfolio performance relative to the Index ("tracking error") by investing in a portfolio that seeks to replicate, as closely as possible, the composition of the Index. The Fund attempts to achieve a 0.95 or better correlation between the performance of the Fund and, that of the Index. The Fund also may employ the following strategies to attempt to further reduce tracking error: (1) buying and selling securities after announced changes in the Index but before or after the effective date of the changes; (2) purchasing Index futures contracts in amounts approximating the cash held in the Fund's portfolio and any cash expected to be received upon the closing of pending acquisitions; (3) lending the Fund's securities to broker-dealers or other institutions to earn income for the Fund; and (4) purchasing domestically traded share classes of Index companies other than the share class included in the Index.

With respect to approximately 20% of the Fund's portfolio, the Sub-Manager, under normal circumstances, will use enhanced management techniques. The Sub-Manager's principal enhanced technique will be to slightly over- or under- weight positions in a limited number of securities within the Index based upon the Sub-Manager's quantitative analysis of the securities. The analysis seeks to identify securities likely to have predictable returns based on a number of strategies including events affecting the issuer (either positive or negative), valuation, price momentum, earnings surprises and seasonal patterns. Additionally, the Sub-Manager may purchase substitutes for securities within the Index when the Sub-Manager believes such substitutes will closely track the performance of a security within the Index but offer better returns. Such substitutes include purchasing convertible bonds, buying different share classes of Index securities, buying Index securities on different exchanges, purchasing the securities of companies targeted for acquisition by a company within the Index. or purchasing non-Index securities that are included on an index with a comparable style and capitalization (this may include buying and selling non-Index securities to be included in an index after the announced change in the index). Finally, the Sub-Manager may invest in stocks not represented in the Index that are subject to pending cash acquisitions when the Sub-Manager believes the risk of the acquisitions failing to close is minimal and offers better returns than available cash instruments. These enhanced management techniques are designed to help the Fund pursue its investment objective by seeking to improve its portfolio relative to the Index to compensate for Fund expenses and tracking error. Because the Fund refers to Index investments in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in index investments.

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What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

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Convertible Securities

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

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STOCK INDEX FUTURES

Stock index futures provide for the future sale by one party and purchase by another party of a specified amount of an index at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Fund's investment in stock index futures will be subject to the same risk.

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The enhanced management techniques described in the investment strategy may not work as intended and therefore may cause the Fund's share price to decline or cause the Fund to underperform the Index.

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SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Risks of Investing in Derivatives Contracts

The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks described in this prospectus, such as stock market, credit, liquidity and leverage risks.

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What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV).

The Fund does not charge a front-end sales charge.

NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

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The Fund offers four Share classes: Institutional Shares, Institutional Service Shares, Class C Shares and Class K Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. All Share classes have different expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting on behalf of their customers or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

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The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Manager, Federated Equity Management Company of Pennsylvania. The Manager, in turn, oversees the management of the Fund's assets by Sub-Manager, Fund Asset Management, L.P., doing business as Mercury Advisors, an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. Federated Advisory Services Company (FASC), an affiliate of the Manager provides research, quantitative analysis equity trading and transaction settlement and certain support services to the Manager. The fee for these services is paid by the Manager and not by the Fund. The Manager's responsibilities include selecting the Sub-Manager and the continued review and evaluation of the Sub-Manager's performance. The address of the Manager and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Manager has delegated daily management of the Fund's assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 800 Scudders Mill Road, Plainsboro, NJ 08536. Mercury Advisors was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. As of December 31, 2002, Mercury Advisors and its advisory affiliates had approximately $462 billion in assets under management.

The Manager and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated funds available to their customers.

MANAGEMENT FEES

The Manager receives an annual investment advisory fee of 0.30% of the Fund's average daily net assets. The Manager may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated, the parent company of the Federated funds' Adviser and distributor, received detailed requests for information on shareholder trading activities in the Federated funds from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Federated immediately retained the law firm of Reed Smith LLP to conduct an internal investigation, which is ongoing. Additionally, attorneys from the law firm of Dickstein Shapiro Morin & Oshinsky LLP, independent counsel to the Federated funds, are participating in the investigation and are reporting to the independent directors of the Federated funds on their progress.

The internal investigation is examining, among other things, circumstances in which it appears that a few Federated fund investors were granted exceptions to Federated's internal procedures for limiting frequent transactions, and that some of these investors made additional investments in other Federated funds. The investigation is also examining instances in which it appears that orders for Federated funds with variable NAVs were placed and accepted after the Federated funds' closing time at 4:00 p.m. Federated is taking steps to ensure that Federated fund shareholder trading policies are adhered to.

On October 22, 2003, Federated issued a press release that discusses these matters and announces that Federated is committed to taking remedial actions when and as appropriate, including compensating the Federated funds for any detrimental impact these transactions may have had on them. Based upon the progress of the investigation to date, Federated does not have sufficient information regarding these transactions to make a reasonable estimate of the amount, if any, by which the Federated funds have been impacted. The press release is available in the "About Us" section of Federated's website www.federatedinvestors.com, and any future press releases on this subject will also be posted there.

Shortly after the press release was issued, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Federated funds were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Federated funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although we do not believe that these lawsuits will have a material adverse effect on the Federated funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated fund redemptions, reduced sales of Federated fund shares, or other adverse consequences for the Federated funds.


Financial Information

FINANCIAL HIGHLIGHTS


The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$17.93	$21.46	$29.01	$28.03	$22.86
Income From Investment Operations:
Net investment income	0.21	0.19	0.18	0.19	0.23
Net realized and unrealized gain (loss) on investments and futures contracts	3.32	(3.53)	(7.52)	1.23	5.37

TOTAL FROM INVESTMENT OPERATIONS	3.53	(3.34)	(7.34)	1.42	5.60

Less Distributions:
Distributions from net investment income	(0.22)	(0.19)	(0.21)	(0.19)	(0.21)
Distributions from net realized gain on investments and futures contracts	--	--	--	(0.25)	(0.22)

TOTAL DISTRIBUTIONS	(0.22)	(0.19)	(0.21)	(0.44)	(0.43)

Net Asset Value, End of Period	$21.24	$17.93	$21.46	$29.01	$28.03

Total Return[1,2]	19.84%	(15.67)%	(25.39)%	5.08%	24.76%

Ratios to Average Net Assets:

Expenses	0.65%	0.64%	0.64%	0.64%	0.62%

Net investment income	1.14%	0.92%	0.73%	0.67%	0.88%

Expense waiver/reimbursement[3]	0.29%	0.29%	0.26%	0.25%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$605,437	$425,421	$578,776	$900,246	$726,976

Portfolio turnover	24%	18%	7%	11%	3%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the year, the Fund was reimbused by the sub-manager for certain losses on investments which had an impact of less than 0.01% on total return. See Note 7 on page 34 of the Fund's Annual Report.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Futher information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 2003, which can be obtained free of charge.

A Statement of Additional Information (SAI) dated December 31, 2003, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.


You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfosec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

[Log of Federated Investors]

Federated Max-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6061

Federated is a registered mark of Federated Investors, Inc.
2003 ©Federated Investors, Inc.

Cusip 31420E403

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0032104A-SS (12/03)


FEDERATED MAX-CAP INDEX FUND
A Portfolio of Federated Index Trust

STATEMENT OF ADDITIONAL INFORMATION
DECEMBER 31, 2003

INSTITUTIONAL SHARES

INSTITUTIONAL SERVICE SHARES

CLASS C SHARES

CLASS K SHARES
This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Federated Max-Cap Fund
(Fund)- Institutional Shares, Institutional Service Shares, Class C Shares
and Class K Shares dated December 31, 2003.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.

CONTENTS
                                    How is the Fund Organized?
                                    Securities in Which the Fund Invests
                                    What do Shares Cost?
                                    How is the Fund Sold?
                                    Exchanging Securities for Shares
                                    Subaccounting Services
                                    Redemption in Kind
                                    Massachusetts Partnership Law
                                    Account and Share Information
                                    Tax Information
                                    Who Manages and Provides Services to
                                    the Fund?
                                    How Does the Fund Measure  Performance?
                                    Who is Federated Investors, Inc.?
                                    Financial Information
                                    Standard & Poor's
                                    Addresses
0032104B (12/03)

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HOW IS THE FUND ORGANIZED?

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The Fund is a diversified portfolio of Federated Index Trust (Trust). The
Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January  30, 1990.
The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund changed its name from
Federated Max-Cap Fund to Federated Max-Cap Index Fund on July 21, 2001.

The Board of Trustees (the Board) has established four classes of shares of the Fund, known as Institutional Shares, Institutional Service Shares,
Class C Shares and Class K Shares (Shares). This SAI relates to all classes of Shares. The Fund's investment Manager is Federated Equity
Management Company of Pennsylvania (Manager).  Prior to January 1, 2004,
Federated Investment Management Company was manager of the Fund. Both the current Manager and the former manager are wholly owned subsidiaries of
Federated Investors, Inc. (Federated).


SECURITIES IN WHICH THE FUND INVESTS
In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

COMMON STOCKS
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

PREFERRED STOCKS
Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

INTERESTS IN OTHER LIMITED LIABILITY COMPANIES
Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

REAL ESTATE INVESTMENT TRUSTS (REITS)
REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

WARRANTS
Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

  The following describes the types of fixed income securities in which the Fund may invest.

TREASURY SECURITIES
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The
United States supports some GSEs with its full faith and credit. Other
GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.
Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

  The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

Derivative Contracts

Derivative contracts are financial  instruments that require payments based upon  changes  in the  values of  designated  (or  underlying)  securities,
currencies,   commodities,   financial   indices  or  other  assets.   Some
derivative  contracts  (such as  futures,  forwards  and  options)  require payments relating to a future trade involving the underlying  asset.  Other derivative  contracts  (such as swaps)  require  payments  relating  to the income  or  returns  from  the  underlying  asset.  The  other  party  to a derivative contract is referred to as a counterparty.

Many   derivative   contracts  are  traded  on  securities  or  commodities
exchanges.  In this case,  the exchange  sets all the terms of the contract except for the price.  Investors  make  payments due under their  contracts through the exchange.  Most exchanges  require investors to maintain margin accounts through their brokers to cover their potential  obligations to the exchange.  Parties to the contract make (or collect)  daily payments to the margin  accounts  to  reflect  losses  (or  gains)  in the  value  of their contracts.  This  protects  investors  against  potential  defaults  by the counterparty.  Trading  contracts on an exchange  also allows  investors to close out their contracts by entering into offsetting contracts.

For example,  the Fund could close out an open  contract to buy an asset at a future  date by  entering  into an  offsetting  contract to sell the same asset on the same  date.  If the  offsetting  sale  price is more  than the original  purchase price, the Fund realizes a gain; if it is less, the Fund realizes  a  loss.  Exchanges  may  limit  the  amount  of  open  contracts permitted  at any one time.  Such limits may prevent the Fund from  closing out a  position.  If this  happens,  the Fund will be  required to keep the contract  open (even if it is losing  money on the  contract),  and to make any payments  required under the contract (even if it has to sell portfolio securities  at  unfavorable  prices  to do so).  Inability  to close  out a contract  could also harm the Fund by  preventing  it from  disposing of or trading  any assets it has been using to secure its  obligations  under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty.
OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

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   Futures Contracts

   Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time.  Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset.  Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset.  Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the
   Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act.  Futures contracts traded OTC are frequently referred to as forward contracts.
   The Fund can buy or sell stock index futures as a substitute for direct investments in the Standard & Poor's 500 Composite Stock Price Index
   ("Index") in order to help replicate the performance of the Index.  The
   Fund may also purchase other index futures consistent with its investment strategy.

   Options

   Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts.  Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.

   The Fund may buy the following types of options:

      Call Options

      A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. The Fund may use call options in the following ways:

o     Buy call options on the stock indices, stock index futures contracts, and portfolio securities in anticipation of an increase in the value of the underlying asset or instrument; and

o     Write call options on the stock indices, stock index futures contracts, and portfolio securities to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

   The  Fund  may  also buy or write  options,  as  needed,  to close  out existing option positions.

   Hybrid Instruments

   Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security).  All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices).  Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.


DEPOSITARY RECEIPTS
Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American
Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign- based companies in the United
States rather than in overseas markets. In addition, ADRs are traded in
U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts, Global
Depositary Receipts, and International Depositary Receipts, are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

FOREIGN SECURITIES
Foreign securities are securities of issuers based outside the United
States.  The Fund considers an issuer to be based outside the United
States if:

o     it is organized under the laws of, or has a principal office located in, another country;

o     the principal trading market for its securities is in another country; or

o     it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies.  Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

FOREIGN EXCHANGE CONTRACTS
In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades.  In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate.  The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset.
The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate.  Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.


SPECIAL TRANSACTIONS

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the
Manager.

  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Manager or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

  Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund.
Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending
The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

  Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

  Securities lending activities are subject to interest rate risks and credit risks.

Asset Coverage
In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.
Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund.  Federated Investors, Inc. (Federated)
administers the program according to procedures approved by the Fund''s
Board, and the Board monitors the operation of the program.  Any inter-
fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed"
trades.  All inter-fund loans must be repaid in seven days or less.  The
Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.


INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The
Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Interest Rate Risks
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Call Risks
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

  If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Liquidity Risks
Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants
to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

  OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Risks Associated with Non-Investment Grade Securities
Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks of Investing in American Depositary Receipts
Because the Fund may invest in ADRs issued by foreign companies, the
Fund's share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards, than would otherwise be the case.

Risks Related to Company Size
Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Currency Risks
Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

  The Manager attempts to manage currency risk by limiting the amount the
Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Risks of Foreign Investing
  Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United
States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the
United States. Foreign companies may also receive less coverage than
United States companies by market analysts and the financial press.  In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Manager from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

Derivative Contracts and Hybrid Instrument Risks
The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  First, there is a possibility that the correlation between the price movements of a derivative and the underlying reference asset or index will be imperfectly correlated or not correlated at all.  This is often referred to as basis risk.  Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings.  Third, the Fund's use of derivatives may cause the Fund to realize a higher amount of short-term capital gains, which are usually taxed at ordinary income tax rates for Federal income tax purposes.  This may, in turn, increase the taxes payable by Fund shareholders.  Finally, there is a risk that derivatives could be mispriced or improperly valued and, as a result, increased cash payments could need to be made to a derivative counterparty. Derivatives are also subject to a number of other risks described herein, such as interest rate, credit, liquidity and leverage risks.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument.  Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities.  Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments.  Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.


FUNDAMENTAL INVESTMENT OBJECTIVE
The Fund's fundamental investment objective is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the S&P 500. The investment objective may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and
securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company
Act of 1940 (1940 Act).

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the
Fund may purchase securities of companies that deal in commodities.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments are not deemed to constitute an industry.

  The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Restricted Securities
The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities to 15% of its net assets.

Investing in Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15%
of the Fund's net assets.

Purchases on Margin
The Fund will not purchase securities on margin provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Investing in Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including securities of affiliated investment companies, as an efficient means of carrying out its investment policies and managing its uninvested cash.

  In applying the Fund's concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than
25% of the value of the Fund's total assets in any one industry will constitute "concentration."

  As a matter of non-fundamental operating policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contract's that settle by payment of cash are not deemed to be investments in commodities.

  For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

o     for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o     futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over- the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The
  Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o     for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60  days at the time of purchase may be valued at amortized cost; and

o     for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the
NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.


WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.  The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE (CLASS C SHARES)
You can reduce or eliminate the applicable front-end sales charge, as follows:

Reinvestment Privilege
You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

Purchases by Affiliates of the Fund
The following individuals and their immediate family members may buy
Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

o     the Trustees, employees and sales representatives of the Fund, the
  Manager, the Distributor and their affiliates;

o     any associated person of an investment dealer who has a sales agreement with the Distributor; and

o     trusts, pension or profit-sharing plans for these individuals.

Purchases Through Omnibus Accounts (Class C Shares)
Class C Shares may be purchased without an initial sales charge by any investor who buys Class C Shares through an omnibus account with a financial intermediary, such as a broker or a bank, that does not accept or charge the initial sales charge.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE (CLASS C
SHARES)
These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or
nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

o     following the death or post-purchase disability, as defined in
  Section 72(m)(7) of the Internal Revenue Code of 1986, of the last surviving shareholder;

o     representing minimum required distributions from an Individual
  Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2;

o     of Shares that represent a reinvestment within 120  days of a previous redemption;

o     of Shares held by the Trustees, employees, and sales representatives of the Fund, the Manager, the Distributor and their affiliates;
  employees of any investment professional that sells Shares according to a sales agreement with the Distributor; and the immediate family members of the above persons;

o     of Shares originally purchased through a bank trust department, a registered investment manager or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

o     which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements; and

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

o     Shares that are not subject to a CDSC; and

o     Shares held the longest (to determine the number of years your
  Shares have been held, include the time you held shares of other
  Federated funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best--efforts basis.

FRONT-END SALES CHARGE REALLOWANCES (CLASS C SHARES)
The Distributor receives a front-end sales charge on certain Share sales.
The Distributor pays a portion of this charge to investment professionals that are eligible to receive it (the "Dealer Reallowance") and retains any remaining portion of the front-end sales charge.

When an investment professional's customer purchases Shares, the investment professional may receive a Dealer Reallowance as follows:

                                         Dealer Reallowance
                                         as a Percentage of
                                        Public Offering Price
All Purchase Amounts                  1.00%

ADVANCE COMMISSIONS
---------------------------------------------------------------------------
       Class C Shares
                                                  Advance Commission
                                                  as a Percentage of
                                                    Public Offering
                                                         Price
All Purchase Amounts                              1.00%

RULE 12B-1 PLAN (INSTITUTIONAL SERVICE SHARES, CLASS  C SHARES AND CLASS K
SHARES)
---------------------------------------------------------------------------
As a compensation-type plan, the Rule  12b-1 Plan is designed to pay the for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial institutions) and providing incentives to investment
professionals to sell Shares.   The Rule 12b-1 Plan allows the Distributor
to contract with investment professionals to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

In addition, the Plan is integral to the multiple class structure of the
Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the
Distributor that exceed the maximum Rule  12b-1 Plan fee.

For some classes of Shares, the maximum Rule  12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the
Distributor a number of years to recoup these expenses.


SERVICE FEES (INSTITUTIONAL SHARES, INSTITUTIONAL SERVICE SHARES AND CLASS
C SHARES)
The Fund may pay fees not to exceed 0.25% of average daily net assets
(Service Fees) to investment professionals or to Federated Shareholder
Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. . Under certain agreements, rather than paying investment professionals directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate investment professionals.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees, in significant amounts, out of the assets of the Distributor. These fees do not come out of Fund assets.
The Distributor may be reimbursed by the Manager or its affiliates.

These supplemental payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional.  In addition to these supplemental payments, an investment professional may also receive payments under the Rule 12b-1 Plan and/or
Service fees.


EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept.
The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940
Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the
Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the
Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the
Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the
Trust''s outstanding Shares of all series entitled to vote.

As of December 1, 2003, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares:
Mitra & Co., Milwaukee, WI, owned approximately 7,181,530 Shares (16.12%).

As of December 1, 2003, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service
Shares: IMS & Co., Englewood, CO, owned approximately 1,919,443 Shares
(6.86%); Saxon & Co, Philadelphia, PA, owned approximately 1,678,344
Shares (6.00%); and GE Financial Trust Co., Phoenix, AZ, owned approximately 3,959,560 Shares (14.15%).

As of December 1, 2003, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class C Shares: Edward
Jones & Co., Maryland Heights, MO, owned approximately 499,346 Shares
(10.17%); and MLPF&S Jacksonville, FL, owned approximately 499,346 Shares
(10.17%).

As of December 1, 2003, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class K Shares:
Planmember Services Corp, Kansas City, MO, owned approximately 787,244
Shares (91.80%).


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may
be subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the
Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund
(i.e., "Interested" Board members) and those who are not (i.e.,
"Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue,
Pittsburgh, PA.  The Trust comprises three portfolios  and the Federated
Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually.
Unless otherwise noted, each Board member oversees all portfolios in the
Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth
Funds-four portfolios; Golden Oak(R) Family of Funds-seven portfolios and
WesMark Funds-five portfolios.

As of December 1, 2003, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

         Name               Principal Occupation(s) for Past
      Birth Date          Five Years, Other Directorships Held        Aggregate          Total Compensation
        Address                 and Previous Position(s)            Compensation           From Trust and
  Positions Held with                                                 From Fund            Federated Fund
         Trust                                                      (past fiscal              Complex
  Date Service Began                                                    year)           (past calendar year)
                          Principal Occupations: Chairman and            $0                      $0
John F. Donahue*          Director or Trustee of the Federated
Birth Date: July 28,      Fund Complex; Chairman and Director,
1924                      Federated Investors, Inc.
CHAIRMAN AND TRUSTEE      -------------------------------------
Began serving: January
30, 1990                  Previous Positions: Trustee,
                          Federated Investment Management
                          Company and Chairman and Director,
                          Federated Investment Counseling.

                          Principal Occupations: Principal               $0                      $0
J. Christopher            Executive Officer and President of
Donahue*                  the Federated Fund Complex; Director
Birth Date: April 11,     or Trustee of some of the Funds in
1949                      the Federated Fund Complex;
PRESIDENT AND TRUSTEE     President, Chief Executive Officer
Began serving: January    and Director, Federated Investors,
30, 1990                  Inc.; Chairman and Trustee,
                          Federated Investment Management
                          Company; Trustee, Federated
                          Investment Counseling; Chairman and
                          Director, Federated Global
                          Investment Management Corp.;
                          Chairman, Passport Research, Ltd.;
                          Trustee, Federated Shareholder
                          Services Company; Director,
                          Federated Services Company.

                          Previous Positions: President,
                          Federated Investment Counseling;
                          President and Chief Executive
                          Officer, Federated Investment
                          Management Company, Federated Global
                          Investment Management Corp. and
                          Passport Research, Ltd.

                          Principal Occupations: Director or           $000.00                $148,500
Lawrence D. Ellis,        Trustee of the Federated Fund
M.D.*                     Complex; Professor of Medicine,
Birth Date: October       University of Pittsburgh; Medical
11, 1932                  Director, University of Pittsburgh
3471 Fifth Avenue         Medical Center Downtown;
Suite 1111                Hematologist, Oncologist and
Pittsburgh, PA            Internist, University of Pittsburgh
TRUSTEE                   Medical Center.
Began serving: January
30, 1990                  Other Directorships Held: Member,
                          National Board of Trustees, Leukemia
                          Society of America.

                          Previous Positions: Trustee,
                          University of Pittsburgh; Director,
                          University of Pittsburgh Medical
                          Center.

* Family relationships and reasons for "interested" status: John F.
Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence
D. Ellis, M.D. is "interested" because his son-in-law is employed by the
Fund's principal underwriter, Federated Securities Corp.
---------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

         Name               Principal Occupation(s) for Past
      Birth Date          Five Years, Other Directorships Held        Aggregate          Total Compensation
        Address                 and Previous Position(s)            Compensation           From Trust and
  Positions Held with                                                 From Fund            Federated Fund
         Trust                                                      (past fiscal              Complex
  Date Service Began                                                    year)           (past calendar year)
                          Principal Occupation: Director or            $000.00                $163,350
Thomas G. Bigley          Trustee of the Federated Fund
Birth Date: February      Complex.
3, 1934
15 Old Timber Trail       Other Directorships Held: Director,
Pittsburgh, PA            Member of Executive Committee,
TRUSTEE                   Children's Hospital of Pittsburgh;
Began serving: October    Director, University of Pittsburgh.
1, 1995
                          Previous Position: Senior Partner,
                          Ernst & Young LLP.

                          Principal Occupations: Director or           $000.00                $163,350
John T. Conroy, Jr.       Trustee of the Federated Fund
Birth Date: June 23,      Complex; Chairman of the Board,
1937                      Investment Properties Corporation;
Grubb &                   Partner or Trustee in private real
Ellis/Investment          estate ventures in Southwest
Properties Corporation    Florida.
3838 North Tamiami
Trail                     Previous Positions: President,
Suite 402                 Investment Properties Corporation;
Naples, FL                Senior Vice President, John R. Wood
TRUSTEE                   and Associates, Inc., Realtors;
Began serving: August     President, Naples Property
21, 1991                  Management, Inc. and Northgate
                          Village Development Corporation.

                          Principal Occupation: Director or            $000.00                $163,350
Nicholas P.               Trustee of the Federated Fund
Constantakis              Complex.
Birth Date: September
3, 1939                   Other Directorships Held: Director
175 Woodshire Drive       and Member of the Audit Committee,
Pittsburgh, PA            Michael Baker Corporation
TRUSTEE                   (engineering and energy services
Began serving:            worldwide).
February 23, 1998
                          Previous Position: Partner, Anderson
                          Worldwide SC.

                          Principal Occupation: Director or            $000.00                $148,500
John F. Cunningham        Trustee of the Federated Fund
Birth Date: March 5,      Complex.
1943
353 El Brillo Way         Other Directorships Held: Chairman,
Palm Beach, FL            President and Chief Executive
TRUSTEE                   Officer, Cunningham & Co., Inc.
Began serving: January    (strategic business consulting);
1, 1999                   Trustee Associate, Boston College.

                          Previous Positions: Director,
                          Redgate Communications and EMC
                          Corporation (computer storage
                          systems); Chairman of the Board and
                          Chief Executive Officer, Computer
                          Consoles, Inc.; President and Chief
                          Operating Officer, Wang
                          Laboratories; Director, First
                          National Bank of Boston; Director,
                          Apollo Computer, Inc.

                          Principal Occupation: Director or            $000.00                $148,500
Peter E. Madden           Trustee of the Federated Fund
Birth Date: March 16,     Complex; Management Consultant.
1942
One Royal Palm Way        Other Directorships Held: Board of
100 Royal Palm Way        Overseers, Babson College.
Palm Beach, FL
TRUSTEE                   Previous Positions: Representative,
Began serving: August     Commonwealth of Massachusetts
21, 1991                  General Court; President, State
                          Street Bank and Trust Company and
                          State Street Corporation (retired);
                          Director, VISA USA and VISA
                          International; Chairman and
                          Director, Massachusetts Bankers
                          Association; Director, Depository
                          Trust Corporation; Director, The
                          Boston Stock Exchange.

                          Principal Occupations: Director or           $000.00                $163,350
Charles F. Mansfield,     Trustee of the Federated Fund
Jr.                       Complex; Management Consultant;
Birth Date: April 10,     Executive Vice President, DVC Group,
1945                      Inc. (marketing, communications and
80 South Road             technology) (prior to 9/1/00).
Westhampton Beach, NY
TRUSTEE                   Previous Positions: Chief Executive
Began serving: January    Officer, PBTC International Bank;
1, 1999                   Partner, Arthur Young & Company (now
                          Ernst & Young LLP); Chief Financial
                          Officer of Retail Banking Sector,
                          Chase Manhattan Bank; Senior Vice
                          President, HSBC Bank USA (formerly,
                          Marine Midland Bank); Vice
                          President, Citibank; Assistant
                          Professor of Banking and Finance,
                          Frank G. Zarb School of Business,
                          Hofstra University.

John E. Murray, Jr.,      Principal Occupations: Director or           $000.00                $178,200
J.D., S.J.D.              Trustee of the Federated Fund
Birth Date: December      Complex; Chancellor and Law
20, 1932                  Professor, Duquesne University;
Chancellor, Duquesne      Consulting Partner, Mollica &
University                Murray.
Pittsburgh, PA
TRUSTEE                   Other Directorships Held: Director,
Began serving:            Michael Baker Corp. (engineering,
February 14, 1995         construction, operations and
                          technical services).

                          Previous Positions: President,
                          Duquesne University; Dean and
                          Professor of Law, University of
                          Pittsburgh School of Law; Dean and
                          Professor of Law, Villanova
                          University School of Law.

                          Principal Occupations:  Director or          $000.00                $148,500
Marjorie P. Smuts         Trustee of the Federated Fund
Birth Date: June 21,      Complex; Public Relations/ Marketing
1935                      Consultant/Conference Coordinator.
4905 Bayard Street
Pittsburgh, PA            Previous Positions: National
TRUSTEE                   Spokesperson, Aluminum Company of
Began serving: January    America; television producer;
30, 1990                  President, Marj Palmer Assoc.;
                          Owner, Scandia Bord.

                          Principal Occupations:  Director or          $000.00                $148,500
John S. Walsh             Trustee of the Federated Fund
Birth Date: November      Complex; President and Director,
28, 1957                  Heat Wagon, Inc. (manufacturer of
2604 William Drive        construction temporary heaters);
Valparaiso, IN            President and Director,
TRUSTEE                   Manufacturers Products, Inc.
Began serving: January    (distributor of portable
1, 1999                   construction heaters); President,
                          Portable Heater Parts, a division of
                          Manufacturers Products, Inc.

                          Previous Position: Vice President,
                          Walsh & Kelly, Inc.

OFFICERS**
---------------------------------------------------------------------------

               Name
            Birth Date
              Address
     Positions Held with Trust
        Date Service Began                Principal Occupation(s) and Previous Position(s)

                                       Principal Occupations: Executive Vice President and
John W. McGonigle                      Secretary of the Federated Fund Complex; Executive
Birth Date: October 26, 1938           Vice President, Secretary and Director, Federated
EXECUTIVIE VICE PRESIDENT AND          Investors, Inc.
SECRETARY
Began serving: February 1, 1990        Previous Positions: Trustee, Federated Investment
                                       Management Company and Federated Investment
                                       Counseling; Director, Federated Global Investment
                                       Management Corp., Federated Services Company and
                                       Federated Securities Corp.

                                       Principal Occupations: Principal Financial Officer
Richard J. Thomas                      and Treasurer of the Federated Fund Complex; Senior
Birth Date: June 17, 1954              Vice President, Federated Administrative Services.
TREASURER
Began serving: November 19. 1998       Previous Positions: Vice President, Federated
                                       Administrative Services; held various management
                                       positions within Funds Financial Services Division of
                                       Federated Investors, Inc.

                                       Principal Occupations: Vice Chairman or Vice
Richard B. Fisher                      President of some of the Funds in the Federated Fund
Birth Date: May 17, 1923               Complex; Vice Chairman, Federated Investors, Inc.;
VICE PRESIDENT                         Chairman, Federated Securities Corp.
Began serving: February 1, 1990
                                       Previous Positions: President and Director or Trustee
                                       of some of the Funds in the Federated Fund Complex;
                                       Executive Vice President, Federated Investors, Inc.
                                       and Director and Chief Executive Officer, Federated
                                       Securities Corp.

                                       Principal Occupations: Chief Investment Officer of
Stephen F. Auth                        this Fund and various other Funds in the Federated
Birth Date: September 3, 1956          Fund Complex; Executive Vice President, Federated
CHIEF INVESTMENT OFFICER               Investment Counseling, Federated Global Investment
Began serving: November 14, 2002       Management Corp., Federated Investment Management
                                       Company and Passport Research, Ltd.

                                       Previous Positions: Senior Vice President, Global
                                       Portfolio Management Services Division; Senior Vice
                                       President, Federated Investment Management Company
                                       and Passport Research, Ltd; Senior Managing Director
                                       and Portfolio Manager, Prudential Investments.

**    Officers do not receive any compensation from the Fund.
---------------------------------------------------------------------------
Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and
Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of
Directors of Duquesne University, Pittsburgh, Pennsylvania, since May  12,
2000. Mr.  John E. Murray, Jr., an Independent Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August  15, 2001. It should be noted that Mr.  Donahue abstains on any matter that comes before
Duquesne''s Board that affects Mr.  Murray personally.

COMMITTEES OF THE BOARD
                                                                                  Meetings
                                                                                    Held
Board           Committee                                                        During Last
Committee        Members                     Committee Functions                 Fiscal Year
Executive                        In between meetings of the full Board, the          One
            John F. Donahue      Executive Committee generally may exercise
            John E. Murray,      all the powers of the full Board in the
            Jr., J.D., S.J.D.    management and direction of the business
                                 and conduct of the affairs of the Trust in
                                 such manner as the Executive Committee
                                 shall deem to be in the best interests of
                                 the Trust.  However, the Executive
                                 Committee cannot elect or remove Board
                                 members, increase or decrease the number of
                                 Trustees, elect or remove any Officer,
                                 declare dividends, issue shares or
                                 recommend to shareholders any action
                                 requiring shareholder approval.

Audit                            The Audit Committee reviews and recommends         Four
            Thomas G. Bigley     to the full Board the independent auditors
            John T. Conroy,      to be selected to audit the Fund'`s
            Jr.                  financial statements; meets with the
            Nicholas P.          independent auditors periodically to review
            Constantakis         the results of the audits and reports the
            Charles F.           results to the full Board; evaluates the
            Mansfield, Jr.       independence of the auditors, reviews legal
                                 and regulatory matters that may have a
                                 material effect on the financial
                                 statements, related compliance policies and
                                 programs, and the related reports received
                                 from regulators; reviews the Fund'`s
                                 internal audit function; reviews compliance
                                 with the Fund'`s code of conduct/ethics;
                                 reviews valuation issues; monitors
                                 inter-fund lending transactions; reviews
                                 custody services and issues and
                                 investigates any matters brought to the
                                 Committee's attention that are within the
                                 scope of its duties.

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED  FAMILY OF
INVESTMENT COMPANIES AS OF DECEMBER 31, 2002
---------------------------------------------------------------------------
                                                            Aggregate
                                                         Dollar Range of
                              Dollar Range of            Shares Owned in
       Interested               Shares Owned           Federated Family of
   Board Member Name              in Fund              Investment Companies
John F. Donahue                             None                Over $100,000
J. Christopher Donahue             Over $100,000                Over $100,000
Lawrence D. Ellis, M.D.                     None                Over $100,000

      Independent
   Board Member Name
Thomas G. Bigley                            None                Over $100,000
John T. Conroy, Jr.                         None                Over $100,000
Nicholas P. Constantakis         $10,001-$50,000                Over $100,000
John F. Cunningham                          None                Over $100,000
Peter E. Madden                    Over $100,000                Over $100,000
Charles F. Mansfield, Jr.        $10,001-$50,000            $50,001 - $100,000
John E. Murray, Jr., J.D., S.J.D.           None                Over $100,000
Marjorie P. Smuts                           None                Over $100,000
John S. Walsh                       $1 - $10,000                 Over $100,000

---------------------------------------------------------------------------

INVESTMENT MANAGER
The Manager is a wholly owned subsidiary of Federated.

The Manager oversees the Sub-Manager, Fund Asset Management, L.P., doing business as Mercury Advisors, an indirect wholly owned subsidiary of
Merrill Lynch & Co., Inc., which conducts investment research and makes investment decisions for the Fund. Subject to the supervision and direction of the Board, the Manager provides to the Fund investment management evaluation services principally by performing initial due diligence on the Sub-Manager for the Fund and thereafter monitoring and evaluating the performance of the Sub-Manager through quantitative and qualitative analyses. In addition, the Manager conducts periodic in-person, telephonic and written consultations with the Sub-Manager. In initially evaluating the Sub-Manager, the Manager considered, among other factors, the Sub-Manager's size, investment capabilities in the area of indexed assets under management, performance history, its ongoing commitment to client service and the stability and quality of the organization (including the Sub-Manager's financial condition), as well as the quality of the individuals that make up its investment team. On an ongoing basis, the Manager is responsible for communicating performance expectations and evaluations to the Sub-Manager; monitoring tracking errors; monitoring and analyzing the use of futures contracts; monitoring the futures holdings of the Fund as a percentage of Fund assets;
monitoring securities lending for the Funds; discussing with the
Sub-Manager the portfolio sampling techniques employed by the Sub-Manager;
and ultimately recommending to the Board whether the Sub-Management
Contract should be renewed, modified or terminated. The Manager provides written reports to the Board regarding the results of its evaluation and monitoring functions. In addition, the Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The Manager is also responsible for conducting all operations of the Fund, except those operations contracted to the Sub- Manager, custodian, transfer agent and dividend disbursing agent. The
Manager receives an annual fee from the Fund for performing its responsibilities under the Management Contract. The Manager and the
Sub-Manager shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that maybe sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment management contract and submanagement contract.  The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.  During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Manager's and submanager's management philosophy, personnel and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment management services; and the Fund's relationship to the Federated funds.

In assessing the Manager's and submanager's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew a management contract.  In this regard, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew a management contract.  In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Manager's industry standing and reputation and in the expectation that the Manager will have a continuing role in providing management services to the Fund.

The Board also considers the compensation and benefits received by the
Manager and submanager.  This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Manager from brokers that execute fund trades, as well as management fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Manager's compensation:  the nature and quality of the services provided by the
Manager, including the performance of the Fund; the Manager's cost of providing the services; the extent to which the Manager may realize
"economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager's relationship with the Fund; performance and expenses of comparable funds;
and the extent to which the independent Board members are fully informed about all facts bearing on the Manager's service and fee.  The Fund's
Board is aware of these factors and takes them into account in its review of the Fund's management contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with
Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization.  Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the management contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of a management contract is informed by reports covering such matters as: the
Manager's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the
Fund's expenses (including the management fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the management and other services provided to the
Fund by the Manager and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the
Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds.  These reports cover not only the fees under the management contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds'
administrator and transfer agent).  The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve a management contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative.  Because the totality of circumstances includes considering the relationship of each
Federated fund, the Board does not approach consideration of every
Federated fund's management contract as if that were the only Federated fund offered by Federated.

Services Agreement
Federated Advisory Services Company, an affiliate of the Manager, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Manager.  The fee for these services is paid by the Manager and not by the Fund.


Other Related Services
Affiliates of the Manager may, from time to time, provide certain electronic equipment and software to institutional customers in  order to facilitate the purchase of Fund Shares offered by the  Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Manager, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.
Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Manager authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the
Manager's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Manager's general policy is to cast proxy votes in favor of proposals that the Manager anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Manager believes will: improve the management of a company;
increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the Manager supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Manager will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction
(unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill").  The Manager will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Manager will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Manager will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Manager will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Manager will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The Manager will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Manager may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Manager decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Manager typically votes against such measures in other contexts.

The Manager generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Manager believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Manager will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Manager will not vote proxies for such shares.

Finally, because the Fund is an "Index Fund," and therefore invests in large numbers of securities without independent evaluation by the Manager, the Manager will not independently analyze the Fund's interest in the proxy.  The Manager will vote its proxies in accordance with its applicable general guidelines and in the same manner as a non-Index Fund managed by the Manager that is voting on the same proxy matter.  If neither of these two conditions apply, the Manager will vote as recommended by a submanager to the Index Fund; and, in absence of such recommendation, as recommended by the subject company's board of directors.

Proxy Voting Procedures
The Manager has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Manager by the Board in accordance with the proxy voting policies.  The Manager has hired Investor
Responsibility Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions.  The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).  However, if the Proxy Voting
Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC.  The Manager's proxy voting procedures generally permit the Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Manager has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Manager or
Distributor.  This may occur where a significant business relationship exists between the Manager (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an
"Interested Company."

The Manager has implemented the following procedures in order to avoid concerns that the conflicting interests of the Manager have influenced proxy votes.  Any employee of the Manager who is contacted by an
Interested Company regarding proxies to be voted by the Manager must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Manager will vote.  Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy
Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Manager with respect to the
Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested
Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the
Interested Company; the matter(s) voted on; and how, and why, the Manager voted as it did.

If the Fund holds shares of another investment company for which the
Manager (or an affiliate) acts as an investment manager, the Proxy
Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Manager at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Manager looks for prompt execution of the order at a favorable price. The Manager will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Manager may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Manager may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Manager may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund''s operating expenses.  The Manager makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Manager. Except as noted below, when the
Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the
Manager to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/ or the position obtained or disposed of by the Fund.  Investments for Federated
Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public offerings (IPO) are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts.

Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Manager or by affiliates of
Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Manager or its affiliates might otherwise have paid, it would tend to reduce their expenses. The
Manager and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.


ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

 Maximum Administrative                    Average Aggregate Daily
           Fee                         Net Assets of the Federated Funds
0.150 of 1%                         on the first $5 billion
0.125 of 1%                         on the next $5 billion
0.100 of 1%                         on the next $10 billion
0.075 of 1%                         on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares.
FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
---------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
FSC, through its registered transfer agent subsidiary, FSSC, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS
The independent auditor for the Fund, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the
United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES
For the Year Ended October 31
                                      2003                   2002             2001
Management Fee Earned                 $4,550,294          $5,325,675       $7,240,536
Management Fee Reduction               563,692              640,763          291,210
Management Fee
Reimbursement                           3,802                5,299            5,931
                                       525,127
Sub-Management Fee (Paid
by Manager)                        -                        390,550          530,973
Brokerage Commissions                  562,530              564,083          399,654
Administrative Fee
12b-1 Fee:
 Institutional Service
 Shares                                258,833                --               --
 Class C Shares                        685,238                --               --
 Class K Shares                         4,406                 --               --
Shareholder Services Fee:
  Institutional Shares                    0                   --               --
  Institutional Service
  Shares                              1,294,166               --               --
  Class C Shares                       228,413                --               --
  Class K Shares                          --                  --               --

---------------------------------------------------------------------------
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

HOW DOES THE FUND MEASURE  PERFORMANCE?

The Fund may advertise Share performance by using the SEC's  standard methods for calculating performance applicable to all mutual funds. The
SEC also permits this standard performance information to be accompanied by non-standard performance  information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as:
portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the
Fund's or any class of Shares'' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year, five-year, ten-year and/or Start of Performance periods ended October  31, 2003.

Yield is given for the 30-day period ended October  31, 2003.

                          30-Day Period      1 Year       5 Years         10 Years
 Institutional Shares:
Total Return
  Before Taxes                 N/A           20.18%        0.07%           9.98%
  After Taxes on
  Distributions                N/A           19.57%       (0.47)%          8.56%
  After Taxes on
  Distributions   and
  Sale of Shares               N/A           13.06%       (0.24)%          7.93%
Yield                         1.31%           N/A           N/A

                           0-Day Period                                   Start of
                                                                       Performance on
                          3                  1 Year       5 Years         9/7/1993
 Institutional Service
        Shares:
Total Return
  Before Taxes                 N/A           19.84%       (0.23)           9.68%
  After Taxes on
  Distributions                N/A           19.34%       (0.66)           8.38%
  After Taxes on
  Distributions   and
  Sale of Shares               N/A           12.85%       (0.42)           7.74%
Yield                         0.99%           N/A                           N/A

                          30-Day Period                                   Start of
                                                                       Performance on
                                             1 Year       5 Years        11/10/1987
    Class C Shares:
Total Return
  Before Taxes                 N/A           16.83%       (1.12)%          2.07%
  After Taxes on
  Distributions                N/A           16.63%       (1.29)%          1.73%
  After Taxes on
  Distributions   and
  Sale of Shares               N/A           10.92%       (1.02)%          1.60%
Yield                         0.15%
                          30-Day Period                                  Start of
                                                                      Performance on
                                                                          4/7/2003
    Class K Shares:
Total Return
  Before Taxes                 N/A                                         19.99%
  After Taxes on
  Distributions                N/A                                         19.79%
  After Taxes on
  Distributions   and
  Sale of Shares               N/A                                         12.98%
Yield                         0.63%
----------------------------------------------------------------------------------------

---------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of
Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional
Shares, assuming the annual reinvestment of all dividends and distributions.  Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.


YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by
Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in
Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the
  Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Dow Jones Industrial Average (DJIA)
The DJIA represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of
America, the DJIA is a leading economic indicator for the stock market as a whole.

Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specified period of time.

Morningstar, Inc.
Morningstar, Inc. is an independent rating service and publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk- adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.


S&P 500

The S&P 500 is a composite index of common stocks in industry, transportation, and financial and public utility companies. It can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P 500 figures.

WHO IS FEDERATED INVESTORS, INC.?

Federated  is  dedicated to meeting  investor  needs by making  structured, straightforward and consistent investment  decisions.  Federated investment products  have a history of  competitive  performance  and have  gained the confidence of thousands of financial institutions and individual investors.

Federated's  disciplined  investment  selection  process is rooted in sound methodologies  backed by fundamental and technical research.  At Federated, success in investment  management  does not depend solely on the skill of a single  portfolio  manager.  It  is a  fusion  of  individual  talents  and state-of-the-art  industry  tools  and  resources.  Federated's  investment process involves teams of portfolio  managers and analysts,  and investment decisions  are  executed by traders who are  dedicated  to specific  market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds

In the municipal  sector,  as of December  31, 2002,  Federated  managed 14 bond funds with  approximately  $3.2  billion in assets and 22 money market funds with approximately $20.6 billion in total assets. In 1976,  Federated introduced  one of the first  municipal  bond mutual  funds in the industry
and  is  now  one  of  the  largest   institutional   buyers  of  municipal
securities.  The Funds may quote  statistics from  organizations  including
The Tax  Foundation  and the National  Taxpayers  Union  regarding  the tax obligations of Americans.


Equity Funds
In the equity sector,  Federated has more than 31 years' experience.  As of
December    31,  2002,   Federated   managed  37  equity   funds   totaling
approximately  $16.2   billion  in  assets  across  growth,  value,  equity
income,   international,   index  and   sector   (i.e.   utility)   styles.
Federated's  value-oriented  management  style  combines  quantitative  and
qualitative   analysis   and  features  a   structured,   computer-assisted
composite modeling system that was developed in the 1970s.

Corporate Bond Funds
In the corporate bond sector,  as of December  31, 2002,  Federated managed
10 money  market  funds and 9 bond funds with assets  approximating  $59.4
billion  and  $6.0   billion,  respectively.  Federated''s  corporate  bond
decision  making--based on intensive,  diligent credit  analysis--is backed by over 29 years of  experience  in the  corporate  bond  sector.  In 1972,
Federated  introduced  one  of  the  first  high-yield  bond  funds  in the industry.  In  1983,  Federated  was  one of the  first  fund  managers  to participate in the asset backed  securities  market, a market totaling more than $209  billion.

Government Funds
In the government  sector,  as of December  31, 2002,  Federated  managed 7 mortgage backed, 3 multi-sector  government funds, 4  government/agency and
19 government money market mutual funds,  with assets  approximating  $4.9
billion,  $0.9  billion,  $2.9  billion and $56.2   billion,  respectively.
Federated  trades  approximately  $90.4   billion in U.S.   government  and
mortgage backed securities daily and places  approximately  $35  billion in repurchase  agreements  each day.  Federated  introduced  the  first  U.S.
government  fund to invest in U.S.   government  bond  securities  in 1969.
Federated  has  been a major  force  in the  short-  and  intermediate-term government  markets since 1982 and  currently  manages  approximately  $50 billion in government funds within these maturity ranges.

Money Market Funds

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares.
Other innovations include the first institutional tax-free money market fund. As of December  31, 2002, Federated managed $136.2  billion in assets across 52 money market funds, including 19 government, 10 prime, 22 municipal and 1 euro-denominated with assets approximating $56.2  billion,
$59.4  billion, $20.6  billion and $173.9  million, respectively.

The Chief  Investment  Officers  responsible  for  oversight of the various investment  sectors within  Federated are:  Global Equity - Stephen F. Auth is responsible  for  overseeing the management of Federated's  domestic and international equity products;  Global Fixed Income - William D. Dawson III is responsible  for  overseeing the management of Federated's  domestic and international fixed income and high yield products.

MUTUAL FUND MARKET
Forty-nine  percent of American  households  are pursuing  their  financial goals through  mutual funds.  These  investors,  as well as businesses  and institutions,  have entrusted over $6.2 trillion to the approximately 8,300 funds available, according to the Investment Company Institute.


FEDERATED CLIENTS OVERVIEW
Federated  distributes  mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

Federated  meets the needs of  approximately  3,035  institutional  clients nationwide  by managing and  servicing  separate  accounts and mutual funds
for  a  variety  of  purposes,   including   defined  benefit  and  defined
contribution  programs,  cash management,  and asset/liability  management.
Institutional  clients  include  corporations,  pension  funds,  tax exempt entities,  foundations/endowments,  insurance companies, and investment and financial advisers.

Bank Marketing
Other  institutional  clients  include  more  than  1,600  banks  and trust organizations.  Virtually  all of the trust  divisions  of the top 100 bank holding companies use Federated funds in their clients' portfolios.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated  funds are available to consumers  through major  brokerage firms nationwide--Federated  has over 2,000  broker/dealer and bank  broker/dealer relationships  across the  country--supported  by more wholesalers than any
other   mutual  fund   distributor.   Federated's   service  to   financial
professionals  and  institutions  has  earned it high  ratings  in  several surveys  performed by DALBAR,  Inc.  DALBAR is  recognized  as the industry benchmark for service quality measurement.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended October
31, 2003 are incorporated herein by reference to the Annual Report to
Shareholders of Federated Max-Cap Index Fund dated October 31, 2003.


STANDARD & POOR'S

The Fund is not sponsored, endorsed, sold or promoted by, or affiliated with, Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the
Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Federated Securities
Corp. (the "Licensee") is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to the Licensee or the Fund. S&P has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the S&P 500
Index. S&P is not responsible for and has not participated in the determination of, the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

  S&P does not guarantee the accuracy and/or the completeness of the S&P
500 Index or any data included therein. S&P makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein in connection with the rights licensed hereunder or for any other use. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Addresses

FEDERATED MAX-CAP INDEX FUND
Institutional Shares

Institutional Service Shares

Class C Shares

Class K Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Manager

Federated Equity Management Company
 of Pennsylvania

Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Sub-Manager
Fund Asset Management, L.P. doing business as

Mercury Advisors

800 Scudders Mill Road

Plainsboro, NJ 08536

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

[Logo of Federated Investors]

Federated Mid-Cap Index Fund

A Portfolio of Federated Index Trust

PROSPECTUS


December 31, 2003

A mutual fund seeking to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks comprising the Standard & Poor's MidCap 400 Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's.


As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary	1
What are the Fund's Fees and Expenses?	4
What are the Fund's Investment Strategies?	5
What are the Principal Securities in Which the Fund Invests?	6
What are the Specific Risks of Investing in the Fund?	7
What Do Shares Cost?	8
How is the Fund Sold?	9
How to Purchase Shares	9
How to Redeem Shares	11
Account and Share Information	13
Who Manages the Fund?	14
Legal Proceedings	15
Financial Information	16


Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly-traded common stocks that comprise the mid-level stock capitalization sector of the United States equity market. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund normally invests its assets primarily in common stocks included in the Standard & Poor's MidCap 400 Index (S&P 400).

The Fund's investment manager ("Manager") has received an exemptive order from the SEC to permit the Trust and the Board of Trustees to appoint and replace subadvisers for the Fund and to enter into and amend the Fund's subadvisory agreements without further shareholder approval. See "Who Manages the Fund?"

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.
  Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
  Liquidity Risks. Equity securities that are not widely held may trade less frequently than more widely held securities. This limits trading opportunity, making it more difficult to sell or buy the securities at a favorable price or time.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments that affect those sectors emphasized by the Fund.
  Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

The Fund's total return for the nine-month period from January 1, 2003 to September 30, 2003 was 19.40%.

Within the period shown in the bar chart, the Fund's highest quarterly return was 27.73% (quarter ended December 31, 1998). Its lowest quarterly return was (16.68)% (quarter ended September 30, 2001).

Average Annual Total Return Table

Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the S&P 400, a broad based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)

	1 Year	5 Years	10 Years
Fund:
Return Before Taxes	(15.16)%	5.62%	10.83%
Return After Taxes on Distributions[1]	(15.38)%	3.44%	8.53%
Return After Taxes on Distributions and Sale of Fund Shares[1]	(9.30)%	4.09%	8.29%
S&P 400	(14.50)%	6.42%	11.96%

1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

What are the Fund's Fees and Expenses?

FEDERATED MID-CAP INDEX FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.10%
Total Annual Fund Operating Expenses	0.75%

1 Although not contractually obligated to do so, the Manager and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2003.

Total Waivers of Fund Expenses	0.26%
Total Actual Annual Fund Operating Expenses (after waivers)	0.49%

2 The Manager voluntarily waived a portion of the management fee. The Manager can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.36% for the fiscal year ended October 31, 2003.

3 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.03% for the fiscal year ended October 31, 2003.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$ 77
3 Years	$240
5 Years	$417
10 Years	$930


What are the Fund's Investment Strategies?


In pursuing its investment objective, the Fund normally invests its assets primarily in common stocks included in the S&P 400. As of November 30, 2002, the capitalization range of the issuers comprising the S&P 400 was $276 million to $11,816 million. As of the same date, the weighted median market capitalization of the Fund was $2.8 billion. Market capitalization is determined by multiplying the number of outstanding shares of an issuer by the current market price per share. The Fund seeks to reduce the difference in the Fund's portfolio performance relative to the S&P 400 ("tracking error") by investing in a portfolio that seeks to replicate, as closely as possible, the composition of the S&P 400. The Fund attempts to achieve a 0.95 or better correlation between the performance of the Fund and, that of the S&P 400. The Fund also may employ the following strategies to attempt to further reduce tracking error: (1) buying and selling securities after announced changes in the S&P 400 but before the effective date of the changes; (2) purchasing S&P 400 futures contracts in amounts approximating the cash held in the Fund's portfolio; (3) purchasing domestically traded share classes of S&P 400 companies other than the share classes included in the S&P 400 and (4) lending the Fund's securities to broker-dealers or other institutions to earn income for the Fund. Because the Fund refers to Index investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less the 80% of its assets in Index investments.


What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

STOCK INDEX FUTURES

Stock index futures provide for the future sale by one party and purchase by another party of a specified amount of an index at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

  The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Fund's investment in stock index futures will be subject to the same risk.

RISKS RELATED TO COMPANY SIZE

  Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

LIQUIDITY RISKS

  Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.
  Over-the-counter (OTC) derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

SECTOR RISKS

  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

CREDIT RISKS

  Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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RISKS OF INVESTING IN DERIVATIVES CONTRACTS

  The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks described in this prospectus, such as stock market, credit, liquidity and leverage risks.

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What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge.

NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting on behalf of their customers or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

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The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Manager, Federated Equity Management Company of Pennsylvania. The Manager, in turn, oversees the management of the Fund's assets by Sub-Manager, Fund Asset Management, L.P., doing business as Mercury Advisors, an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. Federated Advisory Services Company (FASC), an affiliate of the Manager provides research, quantitative analysis equity trading and transaction settlement and certain support services to the Manager. The fee for these services is paid by the Manager and not by the Fund. The Manager's responsibilities include selecting the Sub-Manager and the continued review and evaluation of the Sub-Manager's performance. The address of the Manager and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Manager has delegated daily management of the Fund's assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 800 Scudders Mill Road, Plainsboro, NJ 08536. Mercury Advisors was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. As of December 31, 2002, Mercury Advisors and its advisory affiliates had approximately $462 billion in assets under management.

The Manager and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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MANAGEMENT FEES

The Manager receives an annual investment management fee of 0.40% of the Fund's average daily net assets. The Manager may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated, the parent company of the Federated funds' advisers and distributor, received detailed requests for information on shareholder trading activities in the Federated funds from the Securities and Exchange Commission, the New York State Attorney General, and the National Association of Securities Dealers. Federated immediately retained the law firm of Reed Smith LLP to conduct an internal investigation, which is ongoing. Additionally, attorneys from the law firm of Dickstein Shapiro Morin & Oshinsky LLP, independent counsel to the Federated funds, are participating in the investigation and are reporting to the independent directors of the Federated funds on their progress.

The internal investigation is examining, among other things, circumstances in which it appears that a few Federated fund investors were granted exceptions to Federated's internal procedures for limiting frequent transactions, and that some of these investors made additional investments in other Federated funds. The investigation is also examining instances in which it appears that orders for Federated funds with variable NAVs were placed and accepted after the Federated funds' closing time at 4:00 p.m. Federated is taking steps to ensure that Federated fund shareholder trading policies are adhered to.

On October 22, 2003, Federated issued a press release that discusses these matters and announces that Federated is committed to taking remedial actions when and as appropriate, including compensating the Federated funds for any detrimental impact these transactions may have had on them. Based upon the progress of the investigation to date, Federated does not have sufficient information regarding these transactions to make a reasonable estimate of the amount, if any, by which the Federated funds have been impacted. The press release is available in the "About Us" section of Federated's website www.federatedinvestors.com, and any future press releases on this subject will also be posted there.

Shortly after the press release was issued, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Federated funds were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Federated funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although we do not believe that these lawsuits will have a material adverse effect on the Federated funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated fund redemptions, reduced sales of Federated fund shares, or other adverse consequences for the Federated funds.

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Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$14.11	$15.26	$20.13	$17.63	$16.53
Income From Investment Operations:
Net investment income	0.10	0.10	0.11	0.17	0.16
Net realized and unrealized gain (loss) on investments and futures contracts	4.12	(0.90)	(2.51)	4.71	2.92

TOTAL FROM INVESTMENT OPERATIONS	4.22	(0.80)	(2.40)	4.88	3.08

Less Distributions:
Distributions from net investment income	(0.11)	(0.10)	(0.14)	(0.16)	(0.15)
Distributions from net realized gain on investments and futures contracts	--	(0.25)	(2.33)	(2.22)	(1.83)

TOTAL DISTRIBUTIONS	(0.11)	(0.35)	(2.47)	(2.38)	(1.98)

Net Asset Value, End of Period	$18.22	$14.11	$15.26	$20.13	$17.63

Total Return[1]	30.04%	(5.47)%	(12.97)%	30.40%	20.23%

Ratios to Average Net Assets:

Expenses	0.49%	0.50%	0.58%	0.57%	0.60%

Net investment income	0.69%	0.66%	0.72%	1.03%	0.98%

Expense waiver/reimbursement[2]	0.26%	0.23%	0.22%	0.22%	0.22%

Supplemental Data:

Net assets, end of period (000 omitted)	$564,618	$364,656	$304,982	$213,466	$110,100

Portfolio turnover	11%	40%	30%	38%	40%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Annual Report dated October 31, 2003, which can be obtained free of charge.

A Statement of Additional Information (SAI) dated December 31, 2003, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

[Logo of Federated Investors]

 Federated Mid-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6061

Federated is a registered mark of Federated Investors, Inc.
2003 © Federated Investors, Inc.

Cusip 31420E205

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2062304A (12/03)

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FEDERATED MID-CAP INDEX FUND
A Portfolio of Federated Index Trust

Statement of additional Information

December 31, 2003

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This Statement of Additional Information (SAI) is not a prospectus.  Read this SAI in conjunction with the prospectus for Federated Mid-Cap Index Fund (Fund), dated
December 31, 2003.

This SAI incorporates by reference the Fund's Annual Report.  Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

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                                    Contents
                                    How is the Fund Organized?
                                    Securities in Which the Fund Invests
                                    What do Shares Cost?
                                    How is the Fund Sold?
                                    Exchanging Securities for Shares
                                    Subaccounting Services
                                    Redemption in Kind
                                    Massachusetts Partnership Law
                                    Account and Share Information
                                    Tax Information
                                    Who Manages and Provides Services to the Fund?
                                    How Does the Fund Measure Performance?
                                    Who is Federated Investors, Inc.?
                                    Addresses
2062304B (12/03)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Federated Index Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the
Commonwealth of Massachusetts on January 30, 1990.  The  Trust may offer separate series of shares representing interests in separate portfolios of securities.  The
Fund changed its name from Federated Mid-Cap Fund to Federated Mid-Cap Index Fund on
July 16, 2001.

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The Fund's investment manager is Federated Equity Management Company of Pennsylvania
(Manager).  Prior to January 1, 2004, Federated Investment Management Company was
investment manager to the Fund.  Both the current manager and the former manager are wholly owned subsidiaries of Federated Investors, Inc. (Federated).

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SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities
Equity  securities  represent a share of an issuer's  earnings  and assets,  after the issuer pays its  liabilities.  The Fund cannot predict the income it will receive from equity  securities  because issuers generally have discretion as to the payment of any dividends or  distributions.  However,  equity  securities offer greater potential for appreciation  than many other  types of  securities,  because  their  value  increases directly with the value of the issuer's  business.  The following  describes the types of equity securities in which the Fund may invest.
Common Stocks
Common stocks are the most  prevalent type of equity  security.  Common stocks receive the  issuer's  earnings  after  the  issuer  pays  its  creditors  and  any  preferred stockholders.  As a result,  changes in an issuer's  earnings  directly  influence the value of its common stock.
Preferred Stocks
Preferred  stocks  have the right to  receive  specified  dividends  or  distributions before the issuer  makes  payments on its common  stock.  Some  preferred  stocks also participate in dividends and distributions paid on common stock.  Preferred stocks may also  permit  the  issuer to redeem  the  stock.  The Fund may treat  such  redeemable preferred stock as a fixed income security.
Interests in Other Limited Liability Companies
Entities such as limited  partnerships,  limited liability companies,  business trusts and companies  organized outside the United States may issue securities  comparable to common or preferred stock.
Real Estate Investment Trusts (REITs)
REITs are real estate  investment  trusts that lease,  operate and finance  commercial real estate.  REITs are exempt from federal  corporate  income tax if they limit their operations and distribute most of their income.  Such tax requirements  limit a REIT's ability to respond to changes in the commercial real estate market.
Warrants
Warrants  give  the  Fund  the  option  to buy the  issuer's  equity  securities  at a specified  price (the  exercise  price) at a  specified  future  date (the  expiration date). The Fund may buy the designated  securities by paying the exercise price before the expiration date.  Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration  date. This increases the market risks of warrants as compared to the underlying  security.  Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities
Fixed income securities pay interest,  dividends or distributions at a specified rate.
The rate may be a fixed  percentage  of the  principal  or adjusted  periodically.  In addition,  the issuer of a fixed income  security must repay the  principal  amount of the security,  normally within a specified time. Fixed income securities  provide more
regular  income  than  equity  securities.   However,  the  returns  on  fixed  income
securities are limited and normally do not increase with the issuer's  earnings.  This limits the  potential  appreciation  of fixed income  securities as compared to equity securities.
  A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
  The following describes the types of fixed income securities in which the Fund may invest.
Treasury Securities
Treasury  securities are direct  obligations  of the federal  government of the United
States. Treasury securities are generally regarded as having the lowest credit risks.
Agency Securities
Agency  securities  are issued or guaranteed by a federal  agency or other  government sponsored  entity acting under federal  authority (a GSE). The United States  supports some GSEs with its full faith and credit.  Other GSEs receive  support through federal subsidies,  loans or other benefits.  A few GSEs have no explicit  financial  support, but are regarded as having implied  support  because the federal  government  sponsors their  activities.  Agency  securities  are  generally  regarded  as having low credit risks, but not as low as treasury securities.
  The Fund treats mortgage backed securities guaranteed by GSEs as agency securities.
Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Derivative Contracts
Derivative  contracts  are  financial  instruments  that require  payments  based upon
changes  in  the  values  of  designated  (or  underlying)   securities,   currencies,
commodities,  financial  indices or other assets.  Some derivative  contracts (such as futures,  forwards and options) require payments  relating to a future trade involving the underlying  asset.  Other  derivative  contracts (such as swaps) require  payments relating  to the income or returns  from the  underlying  asset.  The other party to a derivative contract is referred to as a counterparty.
  Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price.
Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.
  For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date.
If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the
Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.
  The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.
  Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.
  The Fund may trade in the following types of derivative contracts in an amount not to exceed 20% of its total net assets:
  Futures Contracts
  Futures  contracts  provide for the future sale by one party and purchase by another party of a specified amount of an underlying  asset at a specified price,  date, and time.  Entering into a contract to buy an underlying  asset is commonly  referred to as buying a  contract  or holding a long  position  in the  asset.  Entering  into a contract to sell an underlying  asset is commonly  referred to as selling a contract or holding a short  position in the asset.  Futures  contracts are  considered to be commodity  contracts.  Futures  contracts  traded OTC are frequently  referred to as forward  contracts.  The Fund may buy and sell stock index  futures as a  substitute for direct  investments in the Standard &  Poor's MidCap 400 Index  ("Index") in
  order to help fully replicate the performance of the Index.
  Options
  Options are rights to buy or sell an  underlying  asset for a  specified  price (the exercise price) during,  or at the end of, a specified  period.  A call option gives the holder  (buyer) the right to buy the underlying  asset from the seller  (writer)
  of the option.  A put option gives the holder the right to sell the underlying asset to the  writer of the  option.  The writer of the  option  receives  a  payment,  or premium,  from the buyer,  which the writer  keeps  regardless  of whether the buyer uses (or exercises) the option.
  The Fund may:
|X|   Buy call options on the Index,  stock index  futures  contracts,  and  portfolio securities (in anticipation of an increase in the value of the underlying asset);
|X|   Buy or write options to close out existing option positions; or
|X|   Buy put options on the Index (in  anticipation of a decrease in the value of the underlying asset).
|X|   Write listed call options on portfolio  securities of  securities  that the Fund can purchase  without further  consideration  (or has segregated cash equivalents for such  consideration)  on the Index (to generate income from premiums,  and in anticipation  of a  decrease  or  only  limited  increase  in  the  value  of the underlying  asset).  If a call written by a Fund is exercised,  the Fund foregoes any possible profit from an increase in the market price of the underlying  asset over the exercise price plus the premium received.
  When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

   Swaps

   Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay)
   only the amount by which its payment under the contract is less than (or exceeds)
   the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors and collars. Common swap agreements that the Fund may use include:

   Interest Rate Swaps

   Interest  rate  swaps  are  contracts  in which one  party  agrees to make  regular payments  equal to a fixed  or  floating  interest  rate  times a stated  principal amount of fixed  income  securities,  in return for  payments  equal to a different fixed or floating rate times the same principal amount,  for a specific period. For example,  a $10 million LIBOR swap would require one party to pay the equivalent of the London  Interbank  Offer Rate of  interest  (which  fluctuates)  on $10 million principal  amount in exchange for the right to receive the  equivalent  of a stated
   fixed rate of interest on $10 million principal amount.

   Total Rate of Return Swaps

   Total rate of return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

   Credit Default Swaps

   Credit default swaps are agreements between two parties whereby one party (the
   "protection buyer") agrees to make regular payments over the term of the agreement to another party (the "protection seller"), provided that no designated event of default on an underlying obligation has occurred.  If an event of default occurs, the protection seller must pay the protection buyer the full notional value, or
   "par value," of the reference obligation in exchange for the reference obligation.  The fund may be either the protection buyer or the protection seller in a credit default swap.  If the fund is a protection buyer and no event of default occurs, the fund will lose its entire investment in the swap agreement
   (i.e., An amount equal to the payments made to the protection seller).  However, if an event of default occurs, the fund (as protection buyer) will deliver the underlying obligation and receive a payment equal to the full notional value of the underlying asset, even though the underlying asset may have little or no value.  If the fund is the protection seller and no default occurs, then the fund will receive a fixed rate of income throughout the term of the agreement.
   However, if an event of default occurs, the fund (as protection seller) will pay the protection buyer the full notional value of the reference obligation and receive the underlying obligation. Credit default swaps involve greater risks than if the fund invested directly in the underlying obligation.

   Currency Swaps

   Currency swaps are contracts which provide for interest payments in different currencies. The parties might agree to exchange the notional principal amount as well.

   Caps And Floors

   Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.

   Hybrid Instruments

   Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security).  All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices).  Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

Foreign Securities

Foreign  securities  are  securities of issuers based outside the United  States.  The
Fund considers an issuer to be based outside the United States if:

o     it is  organized  under  the laws of,  or has a  principal  office  located  in, another country;

o     the principal trading market for its securities is in another country; or

o     it (or its  subsidiaries)  derived in its most current  fiscal year at least 50%
   of its total assets,  capitalization,  gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign  securities are primarily  denominated in foreign  currencies.  Along with the risks  normally  associated  with  domestic  securities  of  the  same  type,  foreign securities  are subject to currency risks and risks of foreign  investing.  Trading in certain foreign markets is also subject to liquidity risks.

Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S.
dollars, the Fund may enter into spot currency trades.  In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate.  The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset.  The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate.  Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.
Depositary Receipts
Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. In addition, ADRs are traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary
Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Special Transactions

Repurchase Agreements
Repurchase  agreements  are  transactions  in which  the Fund buys a  security  from a dealer or bank and agrees to sell the  security  back at a mutually  agreed  upon time and price. The repurchase  price exceeds the sale price,  reflecting the Fund's return on the  transaction.  This return is unrelated to the interest rate on the  underlying security.  The Fund will enter into  repurchase  agreements  only with banks and other recognized financial institutions,  such as securities dealers, deemed creditworthy by the Manager.
  The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Manager or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
  Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse  repurchase  agreements  are  repurchase  agreements  in which the Fund is the seller (rather than the buyer) of the securities,  and agrees to repurchase them at an agreed upon time and price. A reverse repurchase  agreement may be viewed as a type of borrowing by the Fund. Reverse  repurchase  agreements are subject to credit risks. In addition,  reverse  repurchase  agreements create leverage risks because the Fund must repurchase the underlying  security at a higher price,  regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery  transactions,  including when issued transactions,  are arrangements in which the Fund buys  securities  for a set price,  with payment and delivery of the securities  scheduled  for a future  time.  During the  period  between  purchase  and settlement,  no payment is made by the Fund to the issuer and no  interest  accrues to the Fund.  The Fund records the  transaction  when it agrees to buy the securities and reflects their value in determining the price of its shares.  Settlement  dates may be a month or more after  entering into these  transactions  so that the market values of the securities bought may vary from the purchase prices.  Therefore,  delayed delivery transactions  create interest rate risks for the Fund.  Delayed delivery  transactions also involve credit risks in the event of a counterparty default.

Securities Lending
The  Fund  may  lend  portfolio   securities  to  borrowers  that  the  Manager  deems
creditworthy.  In  return,  the  Fund  receives  cash or  liquid  securities  from the borrower as collateral.  The borrower must furnish additional collateral if the market value of the loaned  securities  increases.  Also,  the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
  The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
  Loans are subject to termination at the option of the Fund or the borrower. The
Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
  Securities lending activities are subject to interest rate risks and credit risks.


Investing in Other Investment Companies
The Fund may invest its assets in securities of other investment companies,  including securities of affiliated investment  companies,  as an efficient means of carrying out its investment policies and managing its uninvested cash.

Asset Coverage
In order to secure  its  obligations  in  connection  with  derivatives  contracts  or special  transactions,  the Fund will either own the underlying assets,  enter into an offsetting  transaction or set aside readily  marketable  securities with a value that equals  or  exceeds  the  Fund's  obligations.  Unless  the  Fund  has  other  readily marketable  assets  to  set  aside,  it  cannot  trade  assets  used  to  secure  such obligations  without entering into an offsetting  derivative contract or terminating a special transaction.  This may cause the Fund to miss favorable trading  opportunities or to realize losses on derivative contracts or special transactions.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc.
(Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.  Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund.  Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.  All inter-fund loans must be repaid in seven days or less.  The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the
Bank Loan Rate.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Interest Rate Risks
Prices  of fixed  income  securities  rise  and fall in  response  to  changes  in the interest rate paid by similar securities.  Generally, when interest rates rise, prices of fixed income  securities  fall.  However,  market  factors,  such as the demand for particular  fixed  income  securities,  may cause the price of  certain  fixed  income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Call Risks
Call risk is the possibility  that an issuer may redeem a fixed income security before maturity  (a call) at a price  below its  current  market  price.  An  increase in the likelihood of a call may reduce the security's price.
  If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Risks Associated with Non-Investment Grade Securities
Securities rated below investment  grade,  also known as junk bonds,  generally entail greater  market,  credit and liquidity  risks than investment  grade  securities.  For example,  their prices are more volatile,  economic  downturns and financial  setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks of Investing in American Depositary Receipts
Because  the Fund may invest in ADRs  issued by foreign  companies,  the Fund's  share price may be more  affected by foreign  economic and  political  conditions,  taxation policies, and accounting and auditing standards, than would otherwise be the case.


Risks of Foreign Investing

o     Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for
   U.S. investors.

o     Foreign companies may not provide information (including financial statements)
   as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press.  In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the
   Fund and its Manager from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign  countries  may have  restrictions  on foreign  ownership of securities or may impose exchange  controls,  capital flow  restrictions  or  repatriation  restrictions which could adversely affect the liquidity of the Fund's investments.

Derivative Contracts and Hybrid Instrument Risks

The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  First, there is a possibility that the correlation between the price movements of a derivative and the underlying reference asset or index will be imperfectly correlated or not correlated at all.  This is often referred to as basis risk.  Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings.  Third, the Fund's use of derivatives may cause the Fund to realize a higher amount of short-term capital gains, which are usually taxed at ordinary income tax rates for Federal income tax purposes.  This may, in turn, increase the taxes payable by Fund shareholders.
Finally, there is a risk that derivatives could be mispriced or improperly valued and, as a result, increased cash payments could need to be made to a derivative counterparty. Derivatives are also subject to a number of other risks described herein, such as interest rate, credit, liquidity and leverage risks.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument.  Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities.  Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments.  Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.


Fundamental INVESTMENT Objective
The Fund seeks to provide investment results generally  corresponding to the aggregate price and dividend  performance  of the publicly  traded common stocks  comprising the mid-level  stock  capitalization  sector  of the  United  States  equity  market.  The investment  objective  may not be  changed  by the Fund's  Board  without  shareholder approval.

INVESTMENT LIMITATIONS

Diversification
With respect to securities  comprising 75% of the value of its total assets,  the Fund will  not  purchase  securities  of any one  issuer  (other  than  cash;  cash  items;
securities  issued  or  guaranteed  by the  government  of the  United  States  or its agencies or instrumentalities  and repurchase  agreements  collateralized by such U.S.
government securities;  and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in  securities of that issuer,  or the Fund would own more than 10% of the outstanding  voting  securities of that issuer.

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly,  and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940
(1940 Act).

Investing in Real Estate
The Fund may not purchase or sell real estate,  provided  that this  restriction  does not prevent the Fund from  investing  in issuers  which  invest,  deal,  or  otherwise engage  in  transactions  in  real  estate  or  interests  therein,  or  investing  in securities  that  are  secured  by real  estate  or  interests  therein.  The Fund may exercise its rights under agreements relating to such securities,  including the right to enforce  security  interests  and to hold real  estate  acquired  by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell  physical  commodities,  provided  that the Fund may purchase securities of companies that deal in commodities.

Underwriting
The Fund may not underwrite the securities of other issuers,  except that the Fund may engage  in  transactions  involving  the  acquisition,  disposition  or  resale of its portfolio  securities,  under  circumstances  where  it  may  be  considered  to be an underwriter under the Securities Act of 1933.

Lending
The Fund may not make loans,  provided that this restriction does not prevent the Fund from purchasing debt  obligations,  entering into repurchase  agreements,  lending its assets to broker/dealers or institutional  investors and investing in loans, including assignments and participation interests.

Concentration
The Fund will not make  investments  that  will  result  in the  concentration  of its investments  in the  securities  of issuers  primarily  engaged in the same  industry.
Government  securities,  municipal  securities and bank  instruments are not deemed to constitute an industry.

The above limitations cannot be changed unless authorized by the Board and by the
"vote of a majority of its outstanding voting securities," as defined by the 1940
Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets
The Fund will not mortgage,  pledge or  hypothecate  any of its assets,  provided that this shall not apply to the transfer of securities in connection  with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Restricted Securities
The  Fund  may  invest  in  restricted  securities.   Restricted  securities  are  any
securities  in which the Fund may invest  pursuant  to its  investment  objective  and policies  but which are subject to  restrictions  on resale under  federal  securities law.  Under  criteria  established  by the Board  certain  restricted  securities  are determined to be liquid.  To the extent that restricted  securities are not determined to be liquid,  the Fund will  limit  their  purchase,  together  with  other  illiquid securities to 15% of its net assets.

Illiquid Securities
The Fund will not purchase  securities for which there is no readily available market, or enter into  repurchase  agreements or purchase time deposits  maturing in more than seven days, if immediately  after and as a result,  the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Buying on Margin
The Fund will not purchase  securities  on margin,  provided  that the Fund may obtain short-term  credits  necessary for the clearance of purchases and sales of securities, and further  provided that the Fund may make margin  deposits in  connection  with its use of  financial  options and  futures,  forward and spot  currency  contracts,  swap transactions and other financial contracts or derivative instruments.

Investing in Other Investment Companies
The Fund may invest its assets in securities of other investment companies,  including securities of affiliated investment  companies,  as an efficient means of carrying out its investment policies and managing its uninvested cash.
  In applying the Fund's concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the
Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute
"concentration."
  As a matter of non-fundamental operating policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."  Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

o     for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o     futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o     for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o     for all other securities at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in Foreign Securities

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.


WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

HOW IS THE FUND SOLD?
Under the Distributor's Contract with the Fund, the Distributor (Federated Securities
Corp.) offers Shares on a continuous, best-efforts basis.


SERVICE FEES

The Fund may pay fees not to exceed 0.25% of average daily net assets (Service Fees)
to investment professionals or to Federated Shareholder Services Company (FSSC), a
subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. . Under certain agreements, rather than paying investment professionals directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate investment professionals.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees, in significant amounts, out of the assets of the Distributor. These fees do not come out of Fund assets. The Distributor may be reimbursed by the Manager or its affiliates.

These supplemental payments may be based upon such factors as the number or value of
Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional. In addition to these supplemental payments, an investment professional may also receive Service fees.

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the
Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the
Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the
Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.

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As of December 1, 2003 , the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

Charles Schwab & Co., Inc. , San Francisco, CA, owned approximately 3,247,641
Shares (10.23%), and The Standard Insurance, Portland, OR, owned approximately
4,048,556 Shares (12.75%).

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TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

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FOREIGN INVESTMENTS
If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities.
Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute
Passive Foreign Investment Companies (PFIC), and the Fund may be subject to federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

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WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

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BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund.
Where required, the tables separately list Board members who are "interested persons"
of the Fund (i.e., "Interested" Board members) and those who are not (i.e.,
"Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA.  The Trust
comprises three portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a
Board member of the following investment company complexes: Banknorth Funds-four portfolios; Golden Oak(R) Family of Funds-seven portfolios and WesMark Funds-five portfolios.

As of December 1, 2003, the Fund's Board and Officers as a group owned less than 1%
of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

         Name           Principal Occupation(s) for Past Five                      Total Compensation
      Birth Date        Years, Other Directorships Held and       Aggregate         From Trust and
       Address                   Previous Position(s)             Compensation       Federated Fund
 Positions Held with                                               From Fund             Complex
        Trust                                                     (past fiscal       (past calendar
  Date Service Began                                                 year)                year)
                        Principal Occupations: Chairman and            $0
John F. Donahue*        Director or Trustee of the Federated                               $0
Birth Date: July 28,    Fund Complex; Chairman and Director,
1924                    Federated Investors, Inc.
CHAIRMAN AND TRUSTEE    --------------------------------------
Began serving:
January 1990            Previous Positions: Trustee,
                        Federated Investment Management
                        Company and Chairman and Director,
                        Federated Investment Counseling.

                        Principal Occupations: Principal               $0
J. Christopher          Executive Officer and President of                                 $0
Donahue*                the Federated Fund Complex; Director
Birth Date: April 11,   or Trustee of some of the Funds in
1949                    the Federated Fund Complex;
PRESIDENT AND TRUSTEE   President, Chief Executive Officer
Began serving:          and Director, Federated Investors,
January 1990            Inc.; Chairman and Trustee, Federated
                        Investment Management Company;
                        Trustee, Federated Investment
                        Counseling; Chairman and Director,
                        Federated Global Investment
                        Management Corp.; Chairman, Passport
                        Research, Ltd.; Trustee, Federated
                        Shareholder Services Company;
                        Director, Federated Services Company.

                        Previous Positions: President,
                        Federated Investment Counseling;
                        President and Chief Executive
                        Officer, Federated Investment
                        Management Company, Federated Global
                        Investment Management Corp. and
                        Passport Research, Ltd.

                        Principal Occupations: Director or          $560.66
Lawrence D. Ellis,      Trustee of the Federated Fund                                   $148,500
M.D.*                   Complex; Professor of Medicine,
Birth Date: October     University of Pittsburgh; Medical
11, 1932                Director, University of Pittsburgh
3471 Fifth Avenue       Medical Center Downtown;
Suite 1111              Hematologist, Oncologist and
Pittsburgh, PA          Internist, University of Pittsburgh
TRUSTEE                 Medical Center.
Began serving:
January 1990            Other Directorships Held: Member,
                        National Board of Trustees, Leukemia
                        Society of America.

                        Previous Positions: Trustee,
                        University of Pittsburgh; Director,
                        University of Pittsburgh Medical
                        Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested"
because his son-in-law is employed by the Fund's principal underwriter, Federated
Securities Corp.
--------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

         Name           Principal Occupation(s) for Past Five                      Total Compensation
      Birth Date         Years, Other Directorships Held and       Aggregate         From Trust and
       Address                   Previous Position(s)             Compensation       Federated Fund
 Positions Held with                                               From Fund             Complex
        Trust                                                     (past fiscal       (past calendar
  Date Service Began                                                 year)                year)
                        Principal Occupation: Director or           $616.72             $163,350
Thomas G. Bigley        Trustee of the Federated Fund Complex.
Birth Date: February
3, 1934                 Other Directorships Held: Director,
15 Old Timber Trail     Member of Executive Committee,
Pittsburgh, PA          Children's Hospital of Pittsburgh;
TRUSTEE                 Director, University of Pittsburgh.
Began serving:
October 1995            Previous Position: Senior Partner,
                        Ernst & Young LLP.

                        Principal Occupations: Director or          $616.72             $163,350
John T. Conroy, Jr.     Trustee of the Federated Fund
Birth Date: June 23,    Complex; Chairman of the Board,
1937                    Investment Properties Corporation;
Grubb &             Partner or Trustee in private real
Ellis/Investment        estate ventures in Southwest Florida.
Properties Corporation
3838 North Tamiami      Previous Positions: President,
Trail                   Investment Properties Corporation;
Suite 402               Senior Vice President, John R. Wood
Naples, FL              and Associates, Inc., Realtors;
TRUSTEE                 President, Naples Property
Began serving: August   Management, Inc. and Northgate
1991                    Village Development Corporation.

                        Principal Occupation: Director or           $616.72             $163,350
Nicholas P.             Trustee of the Federated Fund Complex.
Constantakis
Birth Date: September   Other Directorships Held: Director
3, 1939                 and Member of the Audit Committee,
175 Woodshire Drive     Michael Baker Corporation
Pittsburgh, PA          (engineering and energy services
TRUSTEE                 worldwide).
Began serving:
February 1998           Previous Position: Partner, Anderson
                        Worldwide SC.

                        Principal Occupation: Director or           $560.66             $148,500
John F. Cunningham      Trustee of the Federated Fund Complex.
Birth Date: March 5,
1943                    Other Directorships Held: Chairman,
353 El Brillo Way       President and Chief Executive
Palm Beach, FL          Officer, Cunningham & Co., Inc.
TRUSTEE                 (strategic business consulting);
Began serving:          Trustee Associate, Boston College.
January 1999
                        Previous Positions: Director, Redgate
                        Communications and EMC Corporation
                        (computer storage systems); Chairman
                        of the Board and Chief Executive
                        Officer, Computer Consoles, Inc.;
                        President and Chief Operating
                        Officer, Wang Laboratories; Director,
                        First National Bank of Boston;
                        Director, Apollo Computer, Inc.

                        Principal Occupation: Director or           $560.66             $148,500
Peter E. Madden         Trustee of the Federated Fund
Birth Date: March 16,   Complex; Management Consultant.
1942
One Royal Palm Way      Other Directorships Held: Board of
100 Royal Palm Way      Overseers, Babson College.
Palm Beach, FL
TRUSTEE                 Previous Positions: Representative,
Began serving: August   Commonwealth of Massachusetts General
1991                    Court; President, State Street Bank
                        and Trust Company and State Street
                        Corporation (retired); Director, VISA
                        USA and VISA International; Chairman
                        and Director, Massachusetts Bankers
                        Association; Director, Depository
                        Trust Corporation; Director, The
                        Boston Stock Exchange.

                        Principal Occupations: Director or          $616.72             $163,350
Charles F. Mansfield,   Trustee of the Federated Fund
Jr.                     Complex; Management Consultant;
Birth Date: April 10,   Executive Vice President, DVC Group,
1945                    Inc. (marketing, communications and
80 South Road           technology) (prior to 9/1/00).
Westhampton Beach, NY
TRUSTEE                 Previous Positions: Chief Executive
Began serving:          Officer, PBTC International Bank;
January 1999            Partner, Arthur Young & Company
                        (now Ernst & Young LLP); Chief
                        Financial Officer of Retail Banking
                        Sector, Chase Manhattan Bank; Senior
                        Vice President, HSBC Bank USA
                        (formerly, Marine Midland Bank); Vice
                        President, Citibank; Assistant
                        Professor of Banking and Finance,
                        Frank G. Zarb School of Business,
                        Hofstra University.

John E. Murray, Jr.,    Principal Occupations: Director or          $672.77             $178,200
J.D., S.J.D.            Trustee of the Federated Fund
Birth Date: December    Complex; Chancellor and Law
20, 1932                Professor, Duquesne University;
Chancellor, Duquesne    Consulting Partner, Mollica &
University              Murray.
Pittsburgh, PA
TRUSTEE                 Other Directorships Held: Director,
Began serving:          Michael Baker Corp. (engineering,
February 1995           construction, operations and
                        technical services).

                        Previous Positions: President,
                        Duquesne University; Dean and
                        Professor of Law, University of
                        Pittsburgh School of Law; Dean and
                        Professor of Law, Villanova
                        University School of Law.

                        Principal Occupations:  Director or         $560.66             $148,500
Marjorie P. Smuts       Trustee of the Federated Fund
Birth Date: June 21,    Complex; Public Relations/Marketing
1935                    Consultant/Conference Coordinator.
4905 Bayard Street
Pittsburgh, PA          Previous Positions: National
TRUSTEE                 Spokesperson, Aluminum Company of
Began serving:          America; television producer;
January 1990            President, Marj Palmer Assoc.; Owner,
                        Scandia Bord.

                        Principal Occupations:  Director or         $560.66             $148,500
John S. Walsh           Trustee of the Federated Fund
Birth Date: November    Complex; President and Director, Heat
28, 1957                Wagon, Inc. (manufacturer of
2604 William Drive      construction temporary heaters);
Valparaiso, IN          President and Director, Manufacturers
TRUSTEE                 Products, Inc. (distributor of
Began serving:          portable construction heaters);
January 1999            President, Portable Heater Parts, a
                        division of Manufacturers Products,
                        Inc.

                        Previous Position: Vice President,
                        Walsh & Kelly, Inc.

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OFFICERS**

                Name                        Principal Occupation(s) and Previous Position(s)
             Birth Date
               Address
      Positions Held with Trust
         Date Service Began

                                            Principal Occupations: Executive Vice President
John W. McGonigle                           and Secretary of the Federated Fund Complex;
Birth Date: October 26, 1938                Executive Vice President, Secretary and
EXECUTIVE VICE PRESIDENT AND                Director, Federated Investors, Inc.
SECRETARY
Began serving: June 1995                    Previous Positions: Trustee, Federated
                                            Investment Management Company and Federated
                                            Investment Counseling; Director, Federated
                                            Global Investment Management Corp., Federated
                                            Services Company and Federated Securities Corp.

                                            Principal Occupations: Principal Financial
Richard J. Thomas                           Officer and Treasurer of the Federated Fund
Birth Date: June 17, 1954                   Complex; Senior Vice President, Federated
TREASURER                                   Administrative Services.
Began serving: November 1998
                                            Previous Positions: Vice President, Federated
                                            Administrative Services; held various
                                            management positions within Funds Financial
                                            Services Division of Federated Investors, Inc.

                                            Principal Occupations: Vice Chairman or Vice
Richard B. Fisher                           President of some of the Funds in the Federated
Birth Date: May 17, 1923                    Fund Complex; Vice Chairman, Federated
VICE PRESIDENT                              Investors, Inc.; Chairman, Federated Securities
Began serving: February 1990                Corp.

                                            Previous Positions: President and Director or
                                            Trustee of some of the Funds in the Federated
                                            Fund Complex; Executive Vice President,
                                            Federated Investors, Inc. and Director and
                                            Chief Executive Officer, Federated Securities
                                            Corp.

                                            Principal Occupations: Chief Investment Officer
Stephen F. Auth                             of this Fund and various other Funds in the
Birth Date: September 3, 1956               Federated Fund Complex; Executive Vice
CHIEF INVESTMENT OFFICER                    President, Federated Investment Counseling,
Began serving: November 2002                Federated Global Investment Management Corp.,
                                            Federated Investment Management Company and
                                            Passport Research, Ltd.

                                            Previous Positions: Senior Vice President,
                                            Global Portfolio Management Services Division;
                                            Senior Vice President, Federated Investment
                                            Management Company and Passport Research, Ltd;
                                            Senior Managing Director and Portfolio Manager,
                                            Prudential Investments.

**    Officers do not receive any compensation from the Fund.
--------------------------------------------------------------------------------------
Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant
Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne
University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an
Independent Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August
15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES OF THE BOARD
                                                                                Meetings Held
Board           Committee                                                        During Last
Committee        Members                    Committee Functions                 Fiscal Year
Executive                        In between meetings of the full Board,              One
            John F. Donahue      the Executive Committee generally may
            John E. Murray,      exercise all the powers of the full Board
            Jr., J.D., S.J.D.    in the management and direction of the
                                 business and conduct of the affairs of
                                 the Trust in such manner as the Executive
                                 Committee shall deem to be in the best
                                 interests of the Trust.  However, the
                                 Executive Committee cannot elect or
                                 remove Board members, increase or
                                 decrease the number of Trustees, elect or
                                 remove any Officer, declare dividends,
                                 issue shares or recommend to shareholders
                                 any action requiring shareholder approval.

Audit                            The Audit Committee reviews and                    Four
            Thomas G. Bigley     recommends to the full Board the
            John T. Conroy,      independent auditors to be selected to
            Jr.                  audit the Fund`s financial statements;
            Nicholas P.          meets with the independent auditors
            Constantakis         periodically to review the results of the
            Charles F.           audits and reports the results to the
            Mansfield, Jr.       full Board; evaluates the independence of
                                 the auditors, reviews legal and
                                 regulatory matters that may have a
                                 material effect on the financial
                                 statements, related compliance policies
                                 and programs, and the related reports
                                 received from regulators; reviews the
                                 Fund`s internal audit function; reviews
                                 compliance with the Fund`s code of
                                 conduct/ethics; reviews valuation issues;
                                 monitors inter-fund lending transactions;
                                 reviews custody services and issues and
                                 investigates any matters brought to the
                                 Committee's attention that are within the
                                 scope of its duties.

Board ownership of shares in the fund and in the federated family of Investment companies AS OF dECEMBER 31, 2002
--------------------------------------------------------------------------------------
                                                                                       Aggregate
                                                                                    Dollar Range of
                                                                                    Shares Owned in
                                                                                       Federated
                                                      Dollar Range of                  Family of
Interested                                             Shares Owned                    Investment
Board Member Name                                         in Fund                      Companies
John F. Donahue                                            Over $100,000               Over $100,000
J. Christopher Donahue                                     Over $100,000               Over $100,000
Lawrence D. Ellis, M.D.                                             None               Over $100,000

Independent
Board Member Name
Thomas G. Bigley                                                    None               Over $100,000
John T. Conroy, Jr.                                                 None               Over $100,000
Nicholas P. Constantakis                                 $10,001-$50,000               Over $100,000
John F. Cunningham                                                  None               Over $100,000
Peter E. Madden                                                     None               Over $100,000
Charles F. Mansfield, Jr.                                           None          $50,001 - $100,000
John E. Murray, Jr., J.D., S.J.D.                                   None               Over $100,000
Marjorie P. Smuts                                                   None               Over $100,000
John S. Walsh                                                       None               Over $100,000

INVESTMENT Manager
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The Manager oversees the Sub-Manager, Fund Asset Management, L.P., doing business as
Mercury Advisors, an indirect, wholly owned subsidiary of Merrill Lynch & Co.,
Inc., which conducts investment research and makes investment decisions for the
Fund.  Subject to the supervision and direction of the Board, the Manager provides to the Fund investment management evaluation services principally by performing initial due diligence on the Sub-Manager for the Fund and thereafter monitoring and evaluating the performance of the Sub-Manager through quantitative and qualitative analyses. In addition, the Manager conducts periodic in-person, telephonic and written consultations with the Sub-Manager. In initially evaluating the Sub-Manager, the Manager considered, among other factors, the Sub-Manager's size, investment capabilities in the area of indexed assets under management, performance history, its ongoing commitment to client service and the stability and quality of the organization (including the Sub-Manager's financial condition), as well as the quality of the individuals that make up its investment team. On an ongoing basis, the
Manager is responsible for communicating performance expectations and evaluations to the Sub-Manager; monitoring tracking errors; monitoring and analyzing the use of futures contracts; monitoring the futures holdings of the Fund as a percentage of
Fund assets; monitoring market timing in the Fund; monitoring securities lending for the Funds; discussing with the Sub-Manager the portfolio sampling techniques employed by the Sub-Manager; and ultimately recommending to the Board whether the
Sub-Management Contract should be renewed, modified or terminated. The Manager provides written reports to the Board regarding the results of its evaluation and monitoring functions. In addition, the Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The Manager is also responsible for conducting all operations of the Fund, except those operations contracted to the
Sub-Manager, custodian, transfer agent and dividend disbursing agent. The Manager receives an annual fee from the Fund for performing its responsibilities under the
Management Contract. The Manager and the Sub-Manager shall not be liable to the
Trust, the Fund, or any Fund shareholder for any losses that maybe sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

Services Agreement
Federated Advisory Services Company, an affiliate of the Manager, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Manager.  The fee for these services is paid by the Manager and not by the Fund.

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Other Related Services
Affiliates of the Manager may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Manager, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

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Voting Proxies on Fund Portfolio Securities
The Board has delegated to the Manager authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the Manager's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Manager's general policy is to cast proxy votes in favor of proposals that the
Manager anticipates will enhance the long-term value of the securities being voted.
Generally, this will mean voting for proposals that the Manager believes will:
improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the Manager supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Manager will vote for proposals to:
require independent tabulation of proxies and/or confidential voting by shareholders;
reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a
"poison pill").  The Manager will generally vote against the adoption of such a plan
(unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Manager will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Manager will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Manager will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The
Manager will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.
The Manager will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Manager may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the
Manager decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Manager typically votes against such measures in other contexts.

The Manager generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Manager believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Manager will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Manager will not vote proxies for such shares.

Finally, because the Fund is an "Index Fund," and therefore invests in large numbers of securities without independent evaluation by the Manager, the Manager will not independently analyze the Fund's interest in the proxy.  The Manager will vote its proxies in accordance with its applicable general guidelines and in the same manner as a non-Index Fund managed by the Manager that is voting on the same proxy matter.
If neither of these two conditions apply, the Manager will vote as recommended by a sub-manager to the Index Fund; and, in absence of such recommendation, as recommended by the subject company's board of directors.

Proxy Voting Procedures
The Manager has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Manager by the Board in accordance with the proxy voting policies.  The Manager has hired Investor Responsibility Research Center
(IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions.  The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).  However, if the Proxy Voting Guidelines
require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy
Committee will provide specific direction to IRRC.  The Manager's proxy voting procedures generally permit the Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Manager has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund
(and its shareholders) and those of the Manager or Distributor.  This may occur where a significant business relationship exists between the Manager (or its affiliates)
and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested
Company."

The Manager has implemented the following procedures in order to avoid concerns that the conflicting interests of the Manager have influenced proxy votes.  Any employee of the Manager who is contacted by an Interested Company regarding proxies to be voted by the Manager must refer the Interested Company to a member of the Proxy
Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Manager will vote.  Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the
Proxy Committee or any member of the Proxy Committee make a commitment to an
Interested Company regarding the voting of proxies or disclose to an Interested
Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy
Voting Guidelines already provide specific direction on the proposal in question, the
Proxy Committee shall not alter or amend such directions.  If the Proxy Voting
Guidelines require the Proxy Committee to provide further direction, the Proxy
Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Manager with respect to the Interested Company.  If the
Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Manager voted as it did.

If the Fund holds shares of another investment company for which the Manager (or an affiliate) acts as an investment Manager, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Manager at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

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BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Manager looks for prompt execution of the order at a favorable price. The Manager will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Manager may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Manager may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Manager may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses.  The Manager makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Manager. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Manager to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund. Investments for Federated Kaufmann Fund and
other accounts managed by that fund's portfolio managers in initial public offerings
("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts.

Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies;
receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Manager or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Manager or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Manager and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.


CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, FSSC, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT Auditors
The independent auditor for the Fund, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of
America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES
 For the Year Ended October
             31                       2003                 2002              2001
Management Fee Earned              $1,746,966           $1,559,610         $978,887
Management Fee Reduction            $178,059             $54,187              --
Management Fee Reimbursement         $3,022               $1,217            $1,319
 Sub-Management Fee                 $131,022             $136,466          $85,653
Brokerage Commissions                $78,815             $282,477          $151,404
Shareholder Services Fee            $131,022                --                --

--------------------------------------------------------------------------------------

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

 The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and
various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per
Share are factors in the computation of yield and total return.


Average Annual Total Returns and Yield
Total returns are given for the one-year, five-year and ten-year periods ended
October 31, 2003.

Yield is given for the 30-day period ended October 31, 2003.

                            30-Day Period          1 Year            5 Years              10 Years
Total Return
  Before Taxes                   N/A               29.97%             10.89%               12.65%
  After Taxes on
  Distributions                  N/A               29.64%             8.63%                10.36%
  After Taxes on
  Distributions
  and Sale of Shares             N/A               19.43%             8.32%                 9.89%
Yield                           .54%                N/A                N/A                   N/A
-------------------------------------------------------------------------------------------------------

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TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.  Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per
Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the
30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.  The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the Investment
  Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of
Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Lipper,   Inc.  ranks  funds  in  various  fund   categories  by  making   comparative
calculations using total return.  Total return assumes the reinvestment of all capital gains  distributions  and income  dividends  and takes into  account any change in NAV over a specified period of time.

Morningstar, Inc.
Morningstar,  Inc. is an  independent  rating  service and  publisher of the bi-weekly
Mutual Fund  Values,  which rates more than 1,000  NASDAQ-listed  mutual  funds of all types,  according to their  risk-adjusted  returns.  The maximum rating is five stars, and ratings are effective for two weeks.

Standard & Poor's Composite Stock Index
Standard  &  Poor's  Composite  Stock Index  comprises  common stocks in industry, transportation,  and financial and public utility companies. Can be used to compare to the total returns of funds whose  portfolios are invested  primarily in common stocks.
In addition,  the S&P indexes assume reinvestments of all dividends paid by stocks listed on its index.  Taxes due on any of these  distributions  are not included,  nor are brokerage or other fees calculated in the S&P figures.


      S&P 400 Midcap Index is an unmanaged capitalization weighted index that measures the performance of the mid-range of the U.S. stock market.


Russell 2000 Small Stock Index
The Russell 2000 Small Stock Index is a broadly based  diversified index consisting of approximately 2,000 small capitalization  common stocks that can be used to compare to the  total  returns  of  funds  whose  portfolios  are  invested  primarily  in  small capitalization common stocks.

Wilshire 5000 Equity Indexes

The Wilshire 5000 Equity Indexes consist of nearly 5,000 common equity securities, covering all stocks in the United States for which daily pricing is available and can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks.

WHO IS FEDERATED INVESTORS, INC.?

Federated   is   dedicated   to   meeting   investor   needs  by  making   structured,
straightforward and consistent  investment  decisions.  Federated  investment products have a history of competitive  performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's  disciplined investment selection process is rooted in sound methodologies backed by  fundamental  and technical  research.  At Federated,  success in investment management does not depend solely on the skill of a single portfolio manager.  It is a fusion of  individual  talents  and  state-of-the-art  industry  tools and  resources.
Federated's  investment process involves teams of portfolio managers and analysts, and investment  decisions  are executed by traders who are  dedicated  to specific  market sectors and who handle trillions of dollars in annual trading volume.


Federated Funds overview

Municipal Funds
In the  municipal  sector,  as of December 31, 2002,  Federated  managed 14 bond funds
with   approximately   $3.2   billion  in  assets  and  22  money  market  funds  with
approximately $20.6 billion in total assets. In 1976,  Federated introduced one of the first  municipal  bond  mutual  funds in the  industry  and is now one of the  largest institutional  buyers of municipal  securities.  The Funds may quote  statistics  from organizations  including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds
In the equity  sector,  Federated has more than 31 years'  experience.  As of December
31, 2002,  Federated managed 37 equity funds totaling  approximately  $16.2 billion in assets across  growth,  value,  equity income,  international,  index and sector (i.e.
utility) styles.  Federated's  value-oriented  management style combines  quantitative and  qualitative  analysis  and  features a  structured,  computer-assisted  composite modeling system that was developed in the 1970s.

Corporate Bond Funds
In the  corporate  bond sector,  as of December 31, 2002,  Federated  managed 10 money market  funds and 9 bond  funds  with  assets  approximating  $59.4  billion  and $6.0
billion,   respectively.   Federated's   corporate  bond  decision   making--based  on
intensive,  diligent credit  analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972,  Federated introduced one of the first high-yield bond funds in the  industry.  In 1983,  Federated  was one of the first  fund  managers  to participate in the asset backed  securities  market,  a market totaling more than $209 billion.

Government Funds
In the  government  sector,  as of December  31,  2002,  Federated  managed 7 mortgage backed, 3 multi-sector  government funds, 4 government/agency  and 19 government money market mutual  funds,  with assets  approximating  $4.9  billion,  $0.9 billion,  $2.9 billion and $56.2 billion, respectively.  Federated trades approximately $90.4 billion in U.S.  government and mortgage backed securities daily and places  approximately $35 billion  in  repurchase  agreements  each day.  Federated  introduced  the first  U.S.
government fund to invest in U.S.  government  bond securities in 1969.  Federated has been a major force in the short- and  intermediate-term  government markets since 1982 and  currently  manages  approximately  $50 billion in  government  funds within these maturity ranges.

Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund.
Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2002, Federated managed
$136.2 billion in assets across 52 money market funds, including 19 government, 10 prime, 22 municipal and 1 euro-denominated with assets approximating $56.2 billion,
$59.4 billion, $20.6 billion and $173.9 million, respectively.

The Chief  Investment  Officers  responsible  for oversight of the various  investment sectors  within  Federated  are:  Global Equity - Stephen F. Auth is  responsible  for overseeing the management of Federated's  domestic and international  equity products;
Global  Fixed  Income - William  D.  Dawson  III is  responsible  for  overseeing  the management  of  Federated's  domestic  and  international  fixed income and high yield products.

Mutual Fund Market
Forty-nine  percent of American  households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions,  have entrusted over $6.2  trillion to the  approximately  8,300  funds  available,  according  to the
Investment Company Institute.

Federated Clients Overview
Federated  distributes  mutual  funds  through  its  subsidiaries  for  a  variety  of investment purposes. Specific markets include:

Institutional Clients
Federated meets the needs of approximately 3,035  institutional  clients nationwide by managing and servicing  separate  accounts and mutual funds for a variety of purposes, including  defined benefit and defined  contribution  programs,  cash management,  and
asset/liability  management.   Institutional  clients  include  corporations,  pension
funds,  tax  exempt  entities,   foundations/endowments,   insurance  companies,   and
investment and financial advisers.

Bank Marketing
Other  institutional  clients  include more than 1,600 banks and trust  organizations.
Virtually  all of the  trust  divisions  of the top 100  bank  holding  companies  use
Federated funds in their clients' portfolios.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated   funds  are   available  to  consumers   through  major   brokerage   firms
nationwide--Federated   has   over   2,000   broker/dealer   and   bank   broker/dealer
relationships across the  country--supported by more wholesalers than any other mutual fund distributor.  Federated's service to financial professionals and institutions has earned it high  ratings  in  several  surveys  performed  by  DALBAR,  Inc.  DALBAR is recognized as the industry benchmark for service quality measurement.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended October 31, 2003 are incorporated herein by reference to the Annual Report to Shareholders of Federated
Mid-Cap Index Fund dated October 31, 2003.


STANDARD & POOR'S

"Standard  &  Poor's,"  "S&P,"  "S&P  MidCap 400 Index," and  Standard and
Poor's MidCap 400 Index" are trademarks of The  McGraw-Hill  Companies,  Inc. and have been  licensed  for use by  Federated  Securities  Corp.  The  Fund is not  sponsored, endorsed,  sold or promoted by, or affiliated with, Standard & Poor's ("S&P").
S&P makes no representation or warranty,  express or implied, to the owners of the
Fund  or any  member  of  the  public  regarding  the  advisability  of  investing  in securities  generally  or in the Fund  particularly  or the ability of the S&P 400
Index to track  general  stock market  performance.  S&P's  only  relationship  to
Federated  Securities  Corp. (the  "Licensee") is the licensing of certain  trademarks and trade names of S&P and of the S&P 400 Index which is determined,  composed and calculated by S&P  without regard to the Licensee or the Fund.  S&P has no obligation  to  take  the  needs  of the  Licensee  or the  owners  of the  Fund  into consideration in determining,  composing or calculating the S&P 400 Index. S&P is not responsible for and has not  participated in the  determination  of, the timing of,  prices  at, or  quantities  of the Fund to be issued or in the  determination  or calculation  of the equation by which the Fund is to be converted  into cash.  S&P has no  obligation or liability in connection  with the  administration,  marketing or trading of the Fund.
S&P does not guarantee the accuracy and/or the completeness of the S&P 400
Index or any data included therein. S&P makes no warranty, express or implied, as to results to be obtained by Licensee, owners of the Fund, or any other person or entity from the use of the S&P 400 Index or any data included therein in connection with the rights licensed hereunder or for any other use. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the
S&P 400 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.
Addresses

federated mid-cap index fund

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Manager
Federated Equity Management Company of Pennsylvania
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Sub-Manager

Fund Asset Management, L.P. doing business as
Mercury Advisors
800 Scudders Mill Road
Plainsboro, NJ 08536

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

[Logo of Federated Investors]

Federated Mini-Cap Index Fund

A Portfolio of Federated Index Trust

PROSPECTUS


December 31, 2003


CLASS C SHARES

A mutual fund seeking to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Russell 2000® Index (Index).

The Fund is neither affiliated with nor promoted, sponsored or endorsed by the Frank Russell Company. Frank Russell's only relationship to the Fund is the licensing of the use of the Index. Frank Russell Company is the owner of the trademarks and copyrights relating to the Index. The Russell 2000® Index is a trademark/service mark of the Frank Russell Company. Russell™ is a trademark of the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS


Risk/Return Summary	1
What are the Fund's Fees and Expenses?	5
What are the Fund's Investment Strategies?	6
What are the Principal Securities in Which the Fund Invests?	7
What are the Specific Risks of Investing in the Fund?	8
What Do Shares Cost?	9
How is the Fund Sold?	11
How to Purchase Shares	12
How to Redeem and Exchange Shares	14
Account and Share Information	17
Who Manages the Fund?	18
Legal Proceedings	19
Financial Information	20


Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?


The Fund's investment objective is to provide investment results that correspond to the aggregate price and dividend performance of the approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. This group of stocks is known as the Russell 2000® Index (Index). While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund normally invests its assets primarily in common stocks included in the Index.


The Fund's investment Manager (Manager) has received an exemptive order from the SEC to permit the Trust and the Board of Trustees to appoint and replace subadvisers for the Fund and to enter into and amend the Fund's subadvisory agreements without further shareholder approval. See "Who Manages the Fund?"


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.
  Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
  Liquidity Risks. Equity securities that are not widely held may trade less frequently than more widely held securities. This limits trading opportunity, making it more difficult to sell or buy the securities at a favorable price or time.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
  Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.


Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class C Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total return shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class C Shares total return for the nine-month period from January 1, 2003 to September 30, 2003 was 26.87%.

Within the period shown in the bar chart, the Fund's Class C Shares highest quarterly return was 20.35% (quarter ended December 31, 2001). Its lowest quarterly return was (21.64)% (quarter ended September 30, 2002).


Average Annual Total Return Table

The Average Annual Total Returns for the Fund's Class C Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class C Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Index (RUS2), a broad based market index. Index returns do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


(For the periods ended December 31, 2002)

	1 Year	5 Years	Start of Performance[1]
Fund:
Return Before Taxes	(22.44)%	(3.65)%	(3.55)%
Return After Taxes on Distributions[2]	(22.44)%	(5.08)%	(5.35)%
Return After Taxes on Distributions and Sale of Fund Shares[2]	(13.78)%	(2.91)%	(2.86)%
RUS2	(20.48)%	(1.36)%	(1.21)%


1 The Fund's Class C Shares start of performance date was November 10, 1997.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sales of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After tax-returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

What are the Fund's Fees and Expenses?

FEDERATED MINI-CAP INDEX FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class C Shares.

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Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee	0.75%
Shareholder Services Fee	0.25%
Other Expenses	0.58%
Total Annual Fund Operating Expenses	2.08%

1 Although not contractually obligated to do so, the manager waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2003.

Total Waiver of Fund Expenses	0.31%
Total Actual Annual Fund Operating Expenses (after waiver)	1.77%

2 The manager voluntarily waived a portion of the management fee. The manager can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.19% for the fiscal year ended October 31, 2003


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class C Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class C Shares operating expenses are before the waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Expenses assuming redemption	$409	$745	$1,207	$2,486
Expenses assuming no redemption	$309	$745	$1,207	$2,486


What are the Fund's Investment Strategies?


In pursuing its investment objective, the Fund normally invests its assets primarily in common stocks included in the Index. As of November 30, 2002, the capitalization range of the issuers comprising the Index was $48 million to $2.23 billion. As of the same date, the weighted median market capitalization of the Fund was $785 million. Market capitalization is determined by multiplying the number of outstanding shares of an issuer by the current market price per share. The Fund seeks to reduce the difference in the Fund's portfolio performance relative to the Index ("tracking error") by investing in a portfolio that seeks to replicate, as closely as possible, the composition of the Index. The Fund attempts to achieve a 0.95 or better correlation between the performance of the Fund and, that of the Index. The Fund also may employ the following strategies to attempt to further reduce tracking error: (1) buying and selling securities after announced changes in the Index but before the effective date of the changes; (2) purchasing index futures contracts in amounts approximating the cash held in the Fund's portfolio; (3) lending the Fund's securities to broker/dealers or other institutions to earn income for the Fund; and (4) purchasing domestically traded share classes of Index companies other than the share class included in the Index. Because the Fund refers to Index investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in index investments.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

STOCK INDEX FUTURES

Stock index futures provide for the future sale by one party and purchase by another party of a specified amount of an index at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Fund's investment in stock index futures will be subject to the same risk.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

LIQUIDITY RISKS

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. Over-the-Counter (OTC) derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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RISKS OF INVESTING IN DERIVATIVES CONTRACTS

The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks described in this prospectus, such as stock market, credit, liquidity and leverage risks.

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What do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $1,500. The required minimum subsequent investment amount is $100. The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.

An account may be opened with a smaller amount as long as the $1,500 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

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The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

	Minimum Initial/Subsequent Investment Amounts	Maximum Sales Charge
Shares Offered		Front-End Sales Charge[1]	Contingent Deferred Sales Charge[2]
Class C	$1,500/$100	1.00%	1.00%

1 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

2 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE

Class C Shares
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
All Purchases	1.00%	1.01%

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SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class C Shares:
You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.

If your investment qualifies for an elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.

You will not be charged a CDSC when redeeming Shares:

  purchased with reinvested dividends or capital gains;
  purchased within 120 days of redeeming Shares of an equal or lesser amount;
  that you exchanged into the same share class of another Federated fund if the shares were held for the applicable CDSC holding period (other than a money market fund);
  purchased through investment professionals who did not receive advanced sales payments;
  if, after you purchase Shares, you become disabled as defined by the IRS;
  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
  if your redemption is a required retirement plan distribution; or
  upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

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The Fund offers two Share classes: Institutional Shares and Class C Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class C Shares. All Share classes have different sales charges and other expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting on behalf of their customers or to individuals, directly or through investment professionals.

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When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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RULE 12B-1 PLAN

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

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How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

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If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

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By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated funds.

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

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Generally, it is not advisable to continue to purchase Class C Shares subject to a sales charge while redeeming Shares using this program.

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ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

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You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

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DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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Who Manages the Fund?

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The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Manager, Federated Equity Management Company of Pennsylvania. The Manager, in turn, oversees the management of the Fund's assets by Sub-Manager, Fund Asset Management, L.P., doing business as Mercury Advisors, an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. Federated Advisory Services Company (FASC), an affiliate of the Manager provides research, quantitative analysis equity trading and transaction settlement and certain support services to the Manager. The fee for these services is paid by the Manager and not by the Fund. The Manager's responsibilities include selecting the Sub-Manager and the continued review and evaluation of the Sub-Manager's performance. The address of the Manager and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Manager has delegated daily management of the Fund's assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 800 Scudders Mill Road, Plainsboro, NJ 08536. Mercury Advisors was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. As of December 31, 2002, Mercury Advisors and its advisory affiliates had approximately $462 billion in assets under management.

The Manager and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated Funds available to their customers.

MANAGEMENT FEES

The Manager receives an annual investment management fee of 0.50% of the Fund's average daily net assets. The Manager may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated, the parent company of the Federated funds' Adviser and distributor, received detailed requests for information on shareholder trading activities in the Federated funds from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Federated immediately retained the law firm of Reed Smith LLP to conduct an internal investigation, which is ongoing. Additionally, attorneys from the law firm of Dickstein Shapiro Morin & Oshinsky LLP, independent counsel to the Federated funds, are participating in the investigation and are reporting to the independent directors of the Federated funds on their progress.

The internal investigation is examining, among other things, circumstances in which it appears that a few Federated fund investors were granted exceptions to Federated's internal procedures for limiting frequent transactions, and that some of these investors made additional investments in other Federated funds. The investigation is also examining instances in which it appears that orders for Federated funds with variable NAVs were placed and accepted after the Federated funds' closing time at 4:00 p.m. Federated is taking steps to ensure that Federated fund shareholder trading policies are adhered to.

On October 22, 2003, Federated issued a press release that discusses these matters and announces that Federated is committed to taking remedial actions when and as appropriate, including compensating the Federated funds for any detrimental impact these transactions may have had on them. Based upon the progress of the investigation to date, Federated does not have sufficient information regarding these transactions to make a reasonable estimate of the amount, if any, by which the Federated funds have been impacted. The press release is available in the "About Us" section of Federated's website www.federatedinvestors.com , and any future press releases on this subject will also be posted there.

Shortly after the press release was issued, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Federated funds were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Federated funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although we do not believe that these lawsuits will have a material a dverse effect on the Federated funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated fund redemptions, reduced sales of Federated fund shares, or other adverse consequences for the Federated funds.

Financial Information

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FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

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Year Ended October 31	2003	2002	2001	2000		1999
Net Asset Value, Beginning of Period	$ 8.85	$10.18	$13.91	$13.59		$13.00
Income From Investment Operations:
Net operating loss	(0.03)	(0.03)	(0.03)	(0.00	)1	(0.00)[1]
Net realized and unrealized gain (loss) on investments and futures contracts	3.65	(1.30)	(1.80)	1.82		1.42

TOTAL FROM INVESTMENT OPERATIONS	3.62	(1.33)	(1.83)	1.82		1.42

Less Distributions:
Distributions from net investment income	--	--	--	--		(0.01)
Distributions from net realized gain on investments and futures contracts	--	--	(1.90)	(1.50)		(0.82)

TOTAL DISTRIBUTIONS	--	--	(1.90)	(1.50)		(0.83)

Net Asset Value, End of Period	$12.47	$ 8.85	$10.18	$13.91		$13.59

Total Return[2]	40.90%	(13.06)%	(14.39)%	14.09%		11.44%

Ratios to Average Net Assets:

Expenses	1.77%	1.82%	1.93%	1.84%		1.81%

Net operating loss	(0.47)%	(0.41)%	(0.34)%	(0.06)%		(0.09)%

Expense waiver/reimbursement[3]	0.31%	0.09%	--	--		--
Supplemental Data:

Net assets, end of period (000 omitted)	$8,643	$5,302	$5,375	$6,236		$4,252

Portfolio turnover	48%	75%	56%	56%		47%

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1 Represents less than $0.01 per share.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

Further information about the Fund's performance is contained in the Annual Report, dated October 31, 2003, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated December 31, 2003, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

[Logo of Federated Investors]

Federated Mini-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Federated is a registered mark of Federated Investors, Inc.
2003 ©Federated Investors, Inc.

Investment Company Act File No. 811-6061

Cusip 31420E601

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G01169-01 (12/03)

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[Logo of Federated Investors]

Federated Mini-Cap Index Fund

A Portfolio of Federated Index Trust

PROSPECTUS

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December 31, 2003

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INSTITUTIONAL SHARES

A mutual fund seeking to provide investment results that correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Russell 2000® Index (Index).

The Fund is neither affiliated with nor promoted, sponsored or endorsed by the Frank Russell Company. Frank Russell's only relationship to the Fund is the licensing of the use of the Index. Frank Russell Company is the owner of the trademarks and copyrights relating to the Index. The Russell 2000® Index is a trademark/service mark of the Frank Russell Company. Russell™ is a trademark of the Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

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Risk/Return Summary	1
What are the Fund's Fees and Expenses?	5
What are the Fund's Investment Strategies?	6
What are the Principal Securities in Which the Fund Invests?	7
What are the Specific Risks of Investing in the Fund?	8
What Do Shares Cost?	9
How is the Fund Sold?	10
How to Purchase Shares	10
How to Redeem and Exchange Shares	12
Account and Share Information	14
Who Manages the Fund?	15
Legal Proceedings	16
Financial Information	17

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide investment results that correspond to the aggregate price and dividend performance of the approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. This group of stocks is known as the Russell 2000® Index (RUS2). While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund normally invests its assets primarily in common stocks included in the Index.

The Fund's investment Manager (Manager) has received an exemptive order from the SEC to permit the Trust and the Board of Trustees to appoint and replace subadvisers for the Fund and to enter into and amend the Fund's subadvisory agreements without further shareholder approval. See "Who Manages the Fund?"

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.
  Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
  Liquidity Risks. Equity securities that are not widely held may trade less frequently than more widely held securities. This limits trading opportunity, making it more difficult to sell or buy the securities at a favorable price or time.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
  Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's Institutional Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

The Fund's Institutional Shares total return for the nine-month period from January 1, 2003 to September 30, 2003 was 27.59%.

Within the period shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 20.70% (quarter ended December 31, 2001). Its lowest quarterly return was (21.52)% (quarter ended September 30, 2002).

Average Annual Total Return Table

Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Institutional Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Index (RUS2), a broad based market index. Index returns do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)

	1 Year	5 Years	10 Years
Fund:
Return Before Taxes	(21.05)%	(2.87)%	5.44%
Return After Taxes on Distributions[1]	(21.18)%	(4.54)%	3.36%
Return After Taxes on Distributions and Sale of Fund Shares[1]	(12.92)%	(2.43)%	3.92%
RUS2	(20.48)%	(1.36)%	7.15%

1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sales of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

What are the Fund's Fees and Expenses?

FEDERATED MINI-CAP INDEX FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.50%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.58%
Total Annual Fund Operating Expenses	1.33%

1 Although not contractually obligated to do so, the manager and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2003.

Total Waivers of Fund Expenses	0.44%
Total Actual Annual Fund Operating Expenses (after waivers)	0.89%

2 The manager voluntarily waived a portion of the management fee. The manager can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.19% for the fiscal year ended October 31, 2003.

3 A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.12% for the fiscal year ended October 31, 2003.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$ 135
3 Years	$ 421
5 Years	$ 729
10 Years	$1,601

What are the Fund's Investment Strategies?

In pursuing its investment objective, the Fund normally invests its assets primarily in common stocks included in the Index. As of November 30, 2002, the capitalization range of the issuers comprising the Index was $48 million to $2.23 billion. As of the same date, the weighted median market capitalization of the Fund was $785 million.

Market capitalization is determined by multiplying the number of outstanding shares of an issuer by the current market price per share. The Fund seeks to reduce the difference in the Fund's portfolio performance relative to the Index ("tracking error") by investing in a portfolio that seeks to replicate, as closely as possible, the composition of the Index. The Fund attempts to achieve a 0.95 or better correlation between the performance of the Fund and, that of the Index. The Fund also may employ the following strategies to attempt to further reduce tracking error: (1) buying and selling securities after announced changes in the Index but before the effective date of the changes; (2) purchasing index futures contracts in amounts approximating the cash held in the Fund's portfolio; (3) lending the Fund's securities to broker/dealers or other institutions to earn income for the Fund; and (4) purchasing domestically traded share classes of Index companies other than the share class included in the Index. Because the Fund refers to Index investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in index investments.

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What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

STOCK INDEX FUTURES

Stock index futures provide for the future sale by one party and purchase by another party of a specified amount of an index at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Fund's investment in stock index futures will be subject to the same risk.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

LIQUIDITY RISKS

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. Over-the-Counter (OTC) derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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Risks of Investing in Derivatives Contracts

The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks described in this prospectus, such as stock market, credit, liquidity and leverage risks.

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What do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV).

The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

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The Fund offers two Share classes: Institutional Shares and Class C Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. All Share classes have different sales charges and other expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting on behalf of their customers or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

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The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Manager, Federated Equity Management Company of Pennsylvania. The Manager, in turn, oversees the management of the Fund's assets by Sub-Manager, Fund Asset Management, L.P., doing business as Mercury Advisors, an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. Federated Advisory Services Company (FASC), an affiliate of the Manager provides research, quantitative analysis equity trading and transaction settlement and certain support services to the Manager. The fee for these services is paid by the Manager and not by the Fund. The Manager's responsibilities include selecting the Sub-Manager and the continued review and evaluation of the Sub-Manager's performance. The address of the Manager and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Manager has delegated daily management of the Fund's assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 800 Scudders Mill Road, Plainsboro, NJ 08536. Mercury Advisors was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. As of December 31, 2002, Mercury Advisors and its advisory affiliates had approximately $462 billion in assets under management.

The Manager and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated Funds available to their customers.

MANAGEMENT FEES

The Manager receives an annual investment management fee of 0.50% of the Fund's average daily net assets. The Manager may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated, the parent company of the Federated funds' Adviser and distributor, received detailed requests for information on shareholder trading activities in the Federated funds from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Federated immediately retained the law firm of Reed Smith LLP to conduct an internal investigation, which is ongoing. Additionally, attorneys from the law firm of Dickstein Shapiro Morin & Oshinsky LLP, independent counsel to the Federated funds, are participating in the investigation and are reporting to the independent directors of the Federated funds on their progress.

The internal investigation is examining, among other things, circumstances in which it appears that a few Federated fund investors were granted exceptions to Federated's internal procedures for limiting frequent transactions, and that some of these investors made additional investments in other Federated funds. The investigation is also examining instances in which it appears that orders for Federated funds with variable NAVs were placed and accepted after the Federated funds' closing time at 4:00 p.m. Federated is taking steps to ensure that Federated fund shareholder trading policies are adhered to.

On October 22, 2003, Federated issued a press release that discusses these matters and announces that Federated is committed to taking remedial actions when and as appropriate, including compensating the Federated funds for any detrimental impact these transactions may have had on them. Based upon the progress of the investigation to date, Federated does not have sufficient information regarding these transactions to make a reasonable estimate of the amount, if any, by which the Federated funds have been impacted. The press release is available in the "About Us" section of Federated's website www.federatedinvestors.com , and any future press releases on this subject will also be posted there.

Shortly after the press release was issued, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Federated funds were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Federated funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although we do not believe that these lawsuits will have a material adverse effect on the Federated funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated fund redemptions, reduced sales of Federated fund shares, or other adverse consequences for the Federated funds.

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Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$ 8.95	$10.25	$13.99	$13.63	$13.02
Income From Investment Operations:
Net investment income	0.04	0.05	0.06	0.12	0.11
Net realized and unrealized gain (loss) on investments and futures contracts	3.70	(1.30)	(1.82)	1.84	1.43

TOTAL FROM INVESTMENT OPERATIONS	3.74	(1.25)	(1.76)	1.96	1.54

Less Distributions:
Distributions from net investment income	(0.04)	(0.05)	(0.08)	(0.10)	(0.11)
Distributions from net realized gain on investments and futures contracts	--	--	(1.90)	(1.50)	(0.82)

TOTAL DISTRIBUTIONS	(0.04)	(0.05)	(1.98)	(1.60)	(0.93)

Net Asset Value, End of Period	$12.65	$ 8.95	$10.25	$13.99	$13.63

Total Return[1]	41.96%	(12.31)%	(13.76)%	15.14%	12.43%

Ratios to Average Net Assets:

Expenses	0.89%	0.94%	1.05%	0.96%	0.93%

Net investment income	0.41%	0.46%	0.56%	0.85%	0.79%

Expense waiver/reimbursement[2]	0.44%	0.22%	0.13%	0.13%	0.13%
Supplemental Data:

Net assets, end of period (000 omitted)	$89,785	$61,495	$82,393	$101,330	$97,235

Portfolio turnover	48%	75%	56%	56%	47%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Annual Report, dated October 31, 2003, which can be obtained free of charge.

A Statement of Additional Information (SAI) dated December 31, 2003, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

[Logo of Federated Investors]

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Federated Mini-Cap Index Fund

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Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6061

Federated is a registered mark of Federated Investors, Inc.
2003 ©Federated Investors, Inc.

Cusip 31420E304

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2602305A (12/03)

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FEDERATED MINI-CAP INDEX FUND
A Portfolio of Federated Index Trust

STATEMENT OF ADDITIONAL INFORMATION

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DECEMBER 31, 2003
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INSTITUTIONAL SHARES

CLASS C SHARES

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This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Institutional Shares and Class C Shares for
Federated Mini-Cap Index Fund (Fund), dated December 31, 2003.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling
 1-800-341-7400.

CONTENTS
                                    How is the Fund Organized?
                                    Securities in Which the Fund Invests
                                    What do Shares Cost?
                                    How is the Fund Sold?
                                    Exchanging Securities for Shares
                                    Subaccounting Services
                                    Redemption in Kind
                                    Massachusetts Partnership Law
                                    Account and Share Information
                                    Tax Information
                                    Who Manages and Provides Services to the Fund?
                                    How Does the Fund Measure Performance?
                                    Who is Federated Investors, Inc.?
                                    Frank Russell Company
                                    Financial Information
                                    Addresses
2062305B (12/03)

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HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Federated Index Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the
Commonwealth of Massachusetts on January 30, 1990. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The
Fund changed its name from Federated Mini-Cap Fund to Federated  Mini-Cap Index Fund
on July 16, 2001.

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The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Class C Shares (Shares). This SAI relates to both classes of Shares. The Fund's investment Manager is Federated Equity Management
Company of Pennsylvania (Manager).  Prior to January 1, 2004, Federated Investment
Management Company was manager of the Fund.  Both the current Manager and the former manager are wholly owned subsidiaries of Federated Investors, Inc. (Federated).

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SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

COMMON STOCKS
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

PREFERRED STOCKS
Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

INTERESTS IN OTHER LIMITED LIABILITY COMPANIES
Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

REAL ESTATE INVESTMENT TRUSTS (REITS)
REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

WARRANTS
Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate.
The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which the Fund may invest.

TREASURY SECURITIES
Treasury securities are direct obligations of the federal government of the United
States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities.
Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

Derivative Contracts

Derivative  contracts  are  financial  instruments  that require  payments  based upon
changes  in  the  values  of  designated  (or  underlying)   securities,   currencies,
commodities,  financial  indices or other assets.  Some derivative  contracts (such as futures,  forwards and options) require payments  relating to a future trade involving the underlying  asset.  Other  derivative  contracts (such as swaps) require  payments relating  to the income or returns  from the  underlying  asset.  The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities  exchanges.  In this case,  the  exchange  sets  all the  terms  of the  contract  except  for  the  price.
Investors  make  payments  due  under  their  contracts  through  the  exchange.  Most exchanges  require  investors to maintain  margin  accounts  through  their brokers to cover their  potential  obligations to the exchange.  Parties to the contract make (or collect)  daily  payments to the margin  accounts to reflect  losses (or gains) in the value of their contracts.  This protects  investors against potential  defaults by the counterparty.  Trading  contracts  on an exchange  also allows  investors to close out their contracts by entering into offsetting contracts.

For  example,  the Fund could  close out an open  contract to buy an asset at a future date by entering into an offsetting  contract to sell the same asset on the same date.
 If the  offsetting  sale price is more than the  original  purchase  price,  the Fund realizes a gain;  if it is less,  the Fund  realizes a loss.  Exchanges  may limit the amount of open contracts  permitted at any one time.  Such limits may prevent the Fund from closing out a position.  If this  happens,  the Fund will be required to keep the contract open (even if it is losing money on the  contract),  and to make any payments required  under  the  contract  (even  if it  has  to  sell  portfolio  securities  at unfavorable  prices to do so).  Inability to close out a contract  could also harm the
Fund by  preventing  it from  disposing  of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund's exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

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   Futures Contracts

   Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time.  Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset.  Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset.  Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that
   Act.  Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell stock index futures as a substitute for direct investments in the Russell 2000(R) Index ("Index") in order to help fully replicate the performance of the Index.

   Options

   Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period.
   The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises)
   the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts.  Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.

   The Fund may buy the following types of options:

      Call Options

      A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. The Fund may use call options in the following ways:

o     Buy call options on the Index, stock index futures contracts, and portfolio securities in anticipation of an increase in the value of the underlying asset or instrument; and

o     Write call options on the Index, stock index futures contracts, and portfolio securities to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

   The Fund may also buy or write options,  as needed,  to close out existing  option positions.

   Hybrid Instruments

   Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security).  All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices).  Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

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DEPOSITARY RECEIPTS

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. In addition, ADRs are traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary
Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

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Foreign Securities

Foreign  securities are  securities of issuers based outside the United  States.  The
Fund considers an issuer to be based outside the United States if:

o     it is  organized  under  the laws of, or has a  principal  office  located  in, another country;

o     the principal trading market for its securities is in another country; or

o     it (or its  subsidiaries)  derived in its most current fiscal year at least 50%
   of its total assets, capitalization,  gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily  denominated in foreign  currencies.  Along with the risks  normally  associated  with  domestic  securities  of the  same  type,  foreign securities are subject to currency risks and risks of foreign investing.

FOREIGN EXCHANGE CONTRACTS
In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S.
dollars, the Fund may enter into spot currency trades.  In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate.  The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset.  The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate.  Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

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SPECIAL TRANSACTIONS

Repurchase Agreements
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Manager.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Manager or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Reverse Repurchase Agreements
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions
Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending
The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

Asset Coverage
In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Inter-Fund Borrowing and Lending Arrangements
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc.
(Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.  Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund.  Federated Investors, Inc. (Federated)
administers the program according to procedures approved by the Fund''s Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.  All inter-fund loans must be repaid in seven days or less.  The Fund''s participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the
Bank Loan Rate.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Interest Rate Risks
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Call Risks
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Risks Associated with Non-Investment Grade Securities
Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks of Investing in American Depositary Receipts
Because the Fund may invest in ADRs issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards, than would otherwise be the case.

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Derivative Contracts and Hybrid Instrument Risks
The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  First, there is a possibility that the correlation between the price movements of a derivative and the underlying reference asset or index will be imperfectly correlated or not correlated at all.  This is often referred to as basis risk.  Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings.  Third, the Fund's use of derivatives may cause the Fund to realize a higher amount of short-term capital gains, which are usually taxed at ordinary income tax rates for Federal income tax purposes.  This may, in turn, increase the taxes payable by Fund shareholders.
Finally, there is a risk that derivatives could be mispriced or improperly valued and, as a result, increased cash payments could need to be made to a derivative counterparty. Derivatives are also subject to a number of other risks described herein, such as interest rate, credit, liquidity and leverage risks.

The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument.  Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities.  Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments.  Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

Currency Risks

o     Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

o     The Manager attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Risks of Foreign Investing

o     Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for
   U.S. investors.

o     Foreign companies may not provide information (including financial statements)
   as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press.  In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the
   Fund and its Manager from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

o     Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

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FUNDAMENTAL INVESTMENT OBJECTIVE
The Fund's fundamental investment objective is to provide investment results that correspond to the aggregate price and dividend performance of the approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the
United States equity market. The investment objective may not be changed by the
Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Diversification
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items;
securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S.
government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940 Act).

Investing in Real Estate
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments are not deemed to constitute an industry.

  The above limitations cannot be changed unless authorized by the Board and by the
"vote of a majority of its outstanding voting securities," as defined by the 1940
Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Pledging Assets
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Restricted Securities
The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities to 15% of its net assets.

Investing in Illiquid Securities
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Purchases on Margin
The Fund will not purchase securities on margin provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Investing in Other Investment Companies
The Fund may invest its assets in securities of other investment companies, including securities of affiliated investment companies, as an efficient means of carrying out its investment policies and managing its uninvested cash.

In applying the Fund's concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the
Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute
"concentration."
As a matter of non-fundamental operating policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

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o     for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o     futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

o     for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o     for all other securities at fair value as determined in good faith by the Board.

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Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

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TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.  The NAV for each class of
Shares may differ due to the variance in daily net income realized by each class.
Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE
You can reduce or eliminate the applicable front-end sales charge, as follows:

Reinvestment Privilege
You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

Purchases by Affiliates of the Fund
The following individuals and their immediate family members may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases:

o     the Trustees, employees and sales representatives of the Fund, the Manager, the
  Distributor and their affiliates;

o     any associated person of an investment dealer who has a sales agreement with the Distributor; and

o     trusts, pension or profit-sharing plans for these individuals.

Purchases Through Omnibus Accounts (Class C Shares)
Class C Shares may be purchased without an initial sales charge by any investor who buys Class C Shares through an omnibus account with a financial intermediary, such as a broker or a bank, that does not accept or charge the initial sales charge.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE (CLASS C SHARES)
These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

o     following the death or post-purchase disability, as defined in Section 72(m)(7)
  of the Internal Revenue Code of 1986, of the last surviving shareholder;

o     representing minimum required distributions from an Individual Retirement
  Account or other retirement plan to a shareholder who has attained the age of 70
  1/2;

o     of Shares that represent a reinvestment within 120 days of a previous redemption;

o     of Shares held by the Trustees, employees, and sales representatives of the
  Fund, the Manager, the Distributor and their affiliates; employees of any investment professional that sells Shares according to a sales agreement with the
  Distributor; and the immediate family members of the above persons;

o     of Shares originally purchased through a bank trust department, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

o     which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements; and

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

o     Shares that are not subject to a CDSC; and

o     Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities
Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES (CLASS C SHARES)
The Distributor receives a front-end sales charge on certain Share sales. The
Distributor pays a portion of this charge to investment professionals that are eligible to receive it (the "Dealer Reallowance") and retains any remaining portion of the front-end sales charge.

When an investment professional's customer purchases Shares, the investment professional may receive a Dealer Reallowance as follows:

                                  Dealer Reallowance
                                  as a Percentage of
                                   Public Offering
                                         Price
All Purchase Amounts                     1.00%

ADVANCE COMMISSIONS
--------------------------------------------------------------------------------------
When an investment professional's customer purchases Shares, the investment professional may receive an advance commission as follows:

       Class C Shares
                                                  Advance Commission
                                                  as a Percentage of
                                                    Public Offering
                                                         Price
All Purchase Amounts                                     1.00%

RULE 12B-1 PLAN (CLASS C SHARES)
--------------------------------------------------------------------------------------
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial institutions) and
providing incentives to investment professionals to sell Shares.   The Rule 12b-1
Plan allows the Distributor to contract with investment professionals to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and
Share redemptions and possibly helping to stabilize or reduce other operating expenses.  In addition, the Plan is integral to the multiple class structure of the
Fund, which promotes the sale of Shares by providing a range of options to investors.
The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the
Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.


SERVICE FEES
The Fund may pay fees not to exceed 0.25% of average daily net assets (Service Fees)
to investment professionals or to Federated Shareholder Services Company (FSSC), a
subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. . Under certain agreements, rather than paying investment professionals directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate investment professionals. SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees, in significant amounts, out of the assets of the Distributor.  These fees do not come out of Fund assets. The Distributor may be reimbursed by the Manager or its affiliates.

These supplemental payments may be based upon such factors as the number or value of
Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional.

  In addition to these supplemental payments, an investment professional may also receive payments under the Rule 12b-1 Plan and/or Service fees.


EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the
Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the
Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the
Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

 Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust''s outstanding Shares of all series entitled to vote.

As of December 1, 2003, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class C Shares: Edward Jones & Co., Maryland
Heights, MO, owned approximately 42,927 Shares (6.18%); and MLPF&S, Jacksonville,
FL, owned approximately 35,925 Shares (5.17%).

As of December 1, 2003, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Institutional Shares: Charles Schwab & Co,
Inc., San Francisco, CA, owned approximately 502,007 Shares (6.91%); IMS & Co.,
Englewood, CO, owned approximately 535,001 Shares (7.36%); and Paychex Securities
Corp., W. Henrietta, NY, owned approximately 851,238 Shares (11.71%).


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES


The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds.
Where required, the tables separately list Board members who are "interested persons"
of the Fund (i.e., "Interested" Board members) and those who are not (i.e.,
"Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA.  The Trust
comprises three portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 138 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a
Board member of the following investment company complexes: Banknorth Funds-four portfolios; Golden Oak(R) Family of Funds-seven portfolios and WesMark Funds-five portfolios.

As of December 1, the Fund's Board and Officers as a group owned approximately 78,081
(1.07%) of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

----------------------

                                                                      Aggregate       Total Compensation
Name                                                                 Compensation       From Trust and
Birth Date                                                            From Fund         Federated Fund
Address                   Principal Occupation(s) for Past Five   (past fiscal year)        Complex
Positions Held with                      Years,                                         (past calendar
Trust                     Other Directorships Held and Previous                              year)
Date Service Began                     Position(s)
                         Principal Occupations: Chairman and              $0                  $0
John F. Donahue*         Director or Trustee of the Federated
Birth Date: July 28,     Fund Complex; Chairman and Director,
1924                     Federated Investors, Inc.
CHAIRMAN AND TRUSTEE
Began serving:           ---------------------------------------
January 30, 1990
                         Previous Positions: Trustee, Federated
                         Investment Management Company and
                         Chairman and Director, Federated
                         Investment Counseling.

                         Principal Occupations: Principal                 $0                  $0
J. Christopher           Executive Officer and President of the
Donahue*                 Federated Fund Complex; Director or
Birth Date: April 11,    Trustee of some of the Funds in the
1949                     Federated Fund Complex; President,
PRESIDENT AND TRUSTEE    Chief Executive Officer and Director,
Began serving:           Federated Investors, Inc.; Chairman
January 30, 1990         and Trustee, Federated Investment
                         Management Company; Trustee, Federated
                         Investment Counseling; Chairman and
                         Director, Federated Global Investment
                         Management Corp.; Chairman, Passport
                         Research, Ltd.; Trustee, Federated
                         Shareholder Services Company;
                         Director, Federated Services Company.

                         Previous Positions: President,
                         Federated Investment Counseling;
                         President and Chief Executive Officer,
                         Federated Investment Management
                         Company, Federated Global Investment
                         Management Corp. and Passport
                         Research, Ltd.

                         Principal Occupations: Director or            $000.00             $148,500
Lawrence D. Ellis,       Trustee of the Federated Fund Complex;
M.D.*                    Professor of Medicine, University of
Birth Date: October      Pittsburgh; Medical Director,
11, 1932                 University of Pittsburgh Medical
3471 Fifth Avenue        Center Downtown; Hematologist,
Suite 1111               Oncologist and Internist, University
Pittsburgh, PA           of Pittsburgh Medical Center.
TRUSTEE
Began serving:           Other Directorships Held: Member,
January 30, 1990         National Board of Trustees, Leukemia
                         Society of America.

                         Previous Positions: Trustee,
                         University of Pittsburgh; Director,
                         University of Pittsburgh Medical
                         Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J.  Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested"
because his son-in-law is employed by the Fund's principal underwriter, Federated
Securities Corp.
--------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

                                                                      Aggregate       Total Compensation
Name                                                                 Compensation       From Trust and
Birth Date                                                            From Fund         Federated Fund
Address                   Principal Occupation(s) for Past Five   (past fiscal year)        Complex
Positions Held with                      Years,                                         (past calendar
Trust                     Other Directorships Held and Previous                              year)
Date Service Began                     Position(s)

                         Principal Occupation: Director or             $000.00              $163,350
Thomas G. Bigley         Trustee of the Federated Fund Complex.
Birth Date: February
3, 1934                  Other Directorships Held: Director,
15 Old Timber Trail      Member of Executive Committee,
Pittsburgh, PA           Children's Hospital of Pittsburgh;
TRUSTEE                  Director,  University of Pittsburgh.
Began serving:
October 1, 1995          Previous Position: Senior Partner,
                         Ernst & Young LLP.

                         Principal Occupations: Director or            $000.00              $163,350
John T. Conroy, Jr.      Trustee of the Federated Fund Complex;
Birth Date: June 23,     Chairman of the Board, Investment
1937                     Properties Corporation; Partner or
Grubb &              Trustee in private real estate
Ellis/Investment         ventures in Southwest Florida.
Properties
Corporation              Previous Positions: President,
3838 North Tamiami       Investment Properties Corporation;
Trail N.                 Senior Vice President, John R. Wood
Suite 402                and Associates, Inc., Realtors;
Naples, FL               President, Naples Property Management,
TRUSTEE                  Inc. and Northgate Village Development
Began serving:           Corporation.
August  21, 1991

                         Principal Occupation: Director or             $000.00              $163,350
Nicholas P.              Trustee of the Federated Fund Complex.
Constantakis
Birth Date: September    Other Directorships Held: Director and
3, 1939                  Member of the Audit Committee, Michael
175 Woodshire Drive      Baker Corporation (engineering and
Pittsburgh, PA           energy services worldwide).
TRUSTEE
Began serving:           Previous Position: Partner, Anderson
February 23, 1998        Worldwide SC.

                         Principal Occupation: Director or             $000.00              $148,500
John F. Cunningham       Trustee of the Federated Fund Complex.
Birth Date: March 5,
1943                     Other Directorships Held: Chairman,
353 El Brillo Way        President and Chief Executive Officer,
Palm Beach, FL           Cunningham & Co., Inc. (strategic
TRUSTEE                  business consulting); Trustee
Began serving:           Associate, Boston College.
January 1, 1999
                         Previous Positions: Director, Redgate
                         Communications and EMC Corporation
                         (computer storage systems); Chairman
                         of the Board and Chief Executive
                         Officer, Computer Consoles, Inc.;
                         President and Chief Operating Officer,
                         Wang Laboratories; Director, First
                         National Bank of Boston; Director,
                         Apollo Computer, Inc.

                         Principal Occupation: Director or             $000.00              $148,500
Peter E. Madden          Trustee of the Federated Fund Complex;
Birth Date: March 16,    Management Consultant.
1942
One Royal Palm Way       Other Directorships Held: Board of
100 Royal Palm Way       Overseers, Babson College.
Palm Beach, FL
TRUSTEE                  Previous Positions: Representative,
Began serving: August    Commonwealth of Massachusetts General
21, 1991                 Court; President, State Street Bank
                         and Trust Company and State Street
                         Corporation (retired); Director, VISA
                         USA and VISA International; Chairman
                         and Director, Massachusetts Bankers
                         Association; Director, Depository
                         Trust Corporation; Director, The
                         Boston Stock Exchange.

                         Principal Occupations: Director or            $000.00              $163,350
Charles F. Mansfield,    Trustee of the Federated Fund Complex;
Jr.                      Management Consultant; Executive Vice
Birth Date: April 10,    President, DVC Group, Inc. (marketing,
1945                     communications and technology) (prior
80 South Road            to 9/1/00).
Westhampton Beach, NY
TRUSTEE                  Previous Positions: Chief Executive
Began serving:           Officer, PBTC International Bank;
January 1, 1999          Partner, Arthur Young & Company
                         (now Ernst & Young LLP); Chief
                         Financial Officer of Retail Banking
                         Sector, Chase Manhattan Bank; Senior
                         Vice President, HSBC Bank USA
                         (formerly, Marine Midland Bank); Vice
                         President, Citibank; Assistant
                         Professor of Banking and Finance,
                         Frank G. Zarb School of Business,
                         Hofstra University.

John E. Murray, Jr.,     Principal Occupations: Director or            $000.00              $178,200
J.D., S.J.D.             Trustee of the Federated Fund Complex;
Birth Date: December     Chancellor and Law Professor, Duquesne
20, 1932                 University; Consulting Partner,
Chancellor, Duquesne     Mollica & Murray.
University
Pittsburgh, PA           Other Directorships Held: Director,
TRUSTEE                  Michael Baker Corp. (engineering,
Began serving:           construction, operations and technical
February 14, 1995        services).

                         Previous Positions: President,
                         Duquesne University; Dean and
                         Professor of Law, University of
                         Pittsburgh School of Law; Dean and
                         Professor of Law, Villanova University
                         School of Law.

                         Principal Occupations:  Director or           $000.00              $148,500
Marjorie P. Smuts        Trustee of the Federated Fund Complex;
Birth Date: June 21,     Public Relations/ Marketing
1935                     Consultant/Conference Coordinator.
4905 Bayard Street
Pittsburgh, PA           Previous Positions: National
TRUSTEE                  Spokesperson, Aluminum Company of
Began serving:           America; television producer;
January 30, 1990         President, Marj Palmer Assoc.; Owner,
                         Scandia Bord.

                         Principal Occupations:  Director or           $000.00              $148,500
John S. Walsh            Trustee of the Federated Fund Complex;
Birth Date: November     President and Director, Heat Wagon,
28, 1957                 Inc. (manufacturer of construction
2604 William Drive       temporary heaters); President and
Valparaiso, IN           Director, Manufacturers Products, Inc.
TRUSTEE                  (distributor of portable construction
Began serving:           heaters); President, Portable Heater
January 1, 1999          Parts, a division of Manufacturers
                         Products, Inc.

                         Previous Position: Vice President,
                         Walsh & Kelly, Inc.

OFFICERS**
              Name
           Birth Date
             Address
    Positions Held with Trust
       Date Service Began                  Principal Occupation(s) and Previous Position(s)

                                        Principal Occupations: Executive Vice President and
John W. McGonigle                       Secretary of the Federated Fund Complex; Executive
Birth Date: October 26, 1938            Vice President, Secretary and Director, Federated
EXECUTIVIE VICE PRESIDENT AND           Investors, Inc.
SECRETARY
Began serving: February 1, 1990         Previous Positions: Trustee, Federated Investment
                                        Management Company and Federated Investment
                                        Counseling; Director, Federated Global Investment
                                        Management Corp., Federated Services Company and
                                        Federated Securities Corp.

                                        Principal Occupations: Principal Financial Officer and
Richard J. Thomas                       Treasurer of the Federated Fund Complex; Senior Vice
Birth Date: June 17, 1954               President, Federated Administrative Services.
TREASURER
Began serving: November 19. 1998        Previous Positions: Vice President, Federated
                                        Administrative Services; held various management
                                        positions within Funds Financial Services Division of
                                        Federated Investors, Inc.

                                        Principal Occupations: Vice Chairman or Vice President
Richard B. Fisher                       of some of the Funds in the Federated Fund Complex;
Birth Date: May 17, 1923                Vice Chairman, Federated Investors, Inc.; Chairman,
VICE PRESIDENT                          Federated Securities Corp.
Began serving: February 1, 1990
                                        Previous Positions: President and Director or Trustee
                                        of some of the Funds in the Federated Fund Complex;
                                        Executive Vice President, Federated Investors, Inc.
                                        and Director and Chief Executive Officer, Federated
                                        Securities Corp.

                                        Principal Occupations: Chief Investment Officer of
Stephen F. Auth                         this Fund and various other Funds in the Federated
Birth Date: September 3, 1956           Fund Complex; Executive Vice President, Federated
CHIEF INVESTMENT OFFICER                Investment Counseling, Federated Global Investment
Began serving: November 14, 2002        Management Corp., Federated Investment Management
                                        Company and Passport Research, Ltd.

                                        Previous Positions: Senior Vice President, Global
                                        Portfolio Management Services Division; Senior Vice
                                        President, Federated Investment Management Company and
                                        Passport Research, Ltd.; Senior Managing Director and
                                        Portfolio Manager, Prudential Investments.

**    Officers do not receive any compensation from the Fund.
--------------------------------------------------------------------------------------
Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant
Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne
University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John E. Murray, Jr., an
Independent Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August
15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.

COMMITTEES OF THE BOARD

                                                                                          Meetings Held
Board           Committee                                                                  During Last
Committee        Members                        Committee Functions                        Fiscal Year
Executive                        In between meetings of the full Board, the           One
            John F. Donahue      Executive Committee generally may exercise all
            John E. Murray,      the powers of the full Board in the management
            Jr., J.D., S.J.D.    and direction of the business and conduct of the
                                 affairs of the Trust in such manner as the
                                 Executive Committee shall deem to be in the best
                                 interests of the Trust .  However, the Executive
                                 Committee cannot elect or remove Board members,
                                 increase or decrease the number of Trustees,
                                 elect or remove any Officer, declare dividends,
                                 issue shares or recommend to shareholders any
                                 action requiring shareholder approval.

Audit                            The Audit Committee reviews and recommends to        Four
            Thomas G. Bigley     the full Board the independent auditors to be
            John T. Conroy,      selected to audit the Fund`s financial
            Jr.                  statements; meets with the independent auditors
            Nicholas P.          periodically to review the results of the audits
            Constantakis         and reports the results to the full Board;
            Charles F.           evaluates the independence of the auditors,
            Mansfield, Jr.       reviews legal and regulatory matters that may
                                 have a material effect on the financial
                                 statements, related compliance policies and
                                 programs, and the related reports received from
                                 regulators; reviews the Fund`s internal audit
                                 function; reviews compliance with the Fund `s
                                 code of conduct/ethics; reviews valuation
                                 issues; monitors inter-fund lending
                                 transactions; reviews custody services and
                                 issues and investigates any matters brought to
                                 the Committee's attention that are within the
                                 scope of its duties.

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE
FEDERATED  FAMILY OF INVESTMENT COMPANIES AS OF
DECEMBER 31, 2002
--------------------------------------------------------------------------------------
                                                                              Aggregate
                                                                           Dollar Range of
                                               Dollar Range of             Shares Owned in
               Interested                        Shares Owned            Federated Family of
            Board Member Name                      in Fund               Investment Companies
John F. Donahue                                               None                  Over $100,000
J. Christopher Donahue                               Over $100,000                  Over $100,000
Lawrence D. Ellis, M.D.                                       None                  Over $100,000

               Independent
            Board Member Name
Thomas G. Bigley                                              None                  Over $100,000
John T. Conroy, Jr.                                           None                  Over $100,000
Nicholas P. Constantakis                           $10,001-$50,000                  Over $100,000
John F. Cunningham                                            None                  Over $100,000
Peter E. Madden                                  $50,001- $100,000                  Over $100,000
Charles F. Mansfield, Jr.                         $10,001-$50,000              $50,001 - $100,000
John E. Murray, Jr., J.D., S.J.D.                             None                  Over $100,000
Marjorie P. Smuts                                             None                  Over $100,000
John S. Walsh                                        $1 - $10,000                   Over $100,000

INVESTMENT MANAGER
--------------------------------------------------------------------------------------
The Manager is a wholly owned subsidiary of Federated.

The Manager oversees the Sub-Manager, Fund Asset Management, L.P., doing business as
Mercury Advisors, an indirect, wholly owned subsidiary of Merrill Lynch & Co., which conducts investment research and makes investment decisions for the Fund.
Subject to the supervision and direction of the Board, the Manager provides to the
Fund investment management evaluation services principally by performing initial due diligence on the Sub-Manager for the Fund and thereafter monitoring and evaluating the performance of the Sub-Manager through quantitative and qualitative analyses. In addition, the Manager conducts periodic in-person, telephonic and written consultations with the Sub-Manager. In initially evaluating the Sub-Manager, the
Manager considered, among other factors, the Sub-Manager's size, investment capabilities in the area of indexed assets under management, performance history, its ongoing commitment to client service and the stability and quality of the organization (including the Sub-Manager's financial condition), as well as the quality of the individuals that make up its investment team. On an ongoing basis, the
Manager is responsible for communicating performance expectations and evaluations to the Sub-Manager; monitoring tracking errors; monitoring and analyzing the use of futures contracts; monitoring the futures holdings of the Fund as a percentage of
Fund assets; monitoring securities lending for the Funds; discussing with the
Sub-Manager the portfolio sampling techniques employed by the Sub-Manager; and
ultimately recommending to the Board whether the Sub-Management Contract should be renewed, modified or terminated. The Manager provides written reports to the Board regarding the results of its evaluation and monitoring functions. In addition, the
Manager is responsible for providing the Fund with administrative services, including, but not limited to, shareholder servicing and certain legal and accounting services. The Manager is also responsible for conducting all operations of the Fund, except those operations contracted to the Sub-Manager, custodian, transfer agent and dividend disbursing agent. The Manager receives an annual fee from the Fund for performing its responsibilities under the Management Contract. The Manager and the
Sub-Manager shall not be liable to the Trust, the Fund, or any Fund shareholder for any losses that maybe sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract and subadvisory contract.  The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.  During its review of these contracts, the Board considers many factors, among the most material of which are: the Fund's investment objectives and long term performance; the Manager's and submanager's management philosophy, personnel and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the
Federated funds.

In assessing the Manager's and submanager's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract.  In this regard, the
Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract.  In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Manager's industry standing and reputation and in the expectation that the Manager will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the Manager and submanager.  This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Manager from brokers that execute fund trades, as well as management fees.  In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Manager's compensation:  the nature and quality of the services provided by the
Manager, including the performance of the Fund; the Manager's cost of providing the services; the extent to which the Manager may realize "economies of scale" as the
Fund grows larger; any indirect benefits that may accrue to the Manager and its affiliates as a result of the Manager's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Manager's service and fee.  The
Fund's Board is aware of these factors and takes them into account in its review of the Fund's management contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant amount of information about the Fund and the Federated organization.
Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the
Board's formal review of the advisory contracts occurs.  In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises.  Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Manager's investment philosophy, personnel, and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the Fund's expenses
(including the management fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the
Manager and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the
Federated funds.  These reports cover not only the fees under the management contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the
Federated funds' administrator and transfer agent).  The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an management contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.  Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated fund offered by Federated.

Services Agreement
Federated Advisory Services Company, an affiliate of the Manager, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Manager.  The fee for these services is paid by the Manager and not by the Fund.


Other Related Services
Affiliates of the Manager may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Manager, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Manager authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the Manager's policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies
The Manager's general policy is to cast proxy votes in favor of proposals that the
Manager anticipates will enhance the long-term value of the securities being voted.
Generally, this will mean voting for proposals that the Manager believes will:
improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the Manager supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Manager will vote for proposals to:
require independent tabulation of proxies and/or confidential voting by shareholders;
reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a
"poison pill").  The Manager will generally vote against the adoption of such a plan
(unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Manager will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Manager will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Manager will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The
Manager will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.
The Manager will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Manager may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the
Manager decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Manager typically votes against such measures in other contexts.

The Manager generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Manager believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Manager will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Manager will not vote proxies for such shares.

Finally, because the Fund is an "Index Fund," and therefore invests in large numbers of securities without independent evaluation by the Manager, the Manager will not independently analyze the Fund's interest in the proxy.  The Manager will vote its proxies in accordance with its applicable general guidelines and in the same manner as a non-Index Fund managed by the Manager that is voting on the same proxy matter.
If neither of these two conditions apply, the Manager will vote as recommended by a submanager to the Index Fund; and, in absence of such recommendation, as recommended by the subject company's board of directors.

Proxy Voting Procedures
The Manager has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Manager by the Board in accordance with the proxy voting policies.  The Manager has hired Investor Responsibility Research Center
(IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions.  The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).  However, if the Proxy Voting Guidelines
require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy
Committee will provide specific direction to IRRC.  The Manager's proxy voting procedures generally permit the Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Manager has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund
(and its shareholders) and those of the Manager or Distributor.  This may occur where a significant business relationship exists between the Manager (or its affiliates)
and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested
Company."

The Manager has implemented the following procedures in order to avoid concerns that the conflicting interests of the Manager have influenced proxy votes.  Any employee of the Manager who is contacted by an Interested Company regarding proxies to be voted by the Manager must refer the Interested Company to a member of the Proxy
Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Manager will vote.  Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the
Proxy Committee or any member of the Proxy Committee make a commitment to an
Interested Company regarding the voting of proxies or disclose to an Interested
Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy
Voting Guidelines already provide specific direction on the proposal in question, the
Proxy Committee shall not alter or amend such directions.  If the Proxy Voting
Guidelines require the Proxy Committee to provide further direction, the Proxy
Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Manager with respect to the Interested Company.  If the
Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Manager voted as it did.

If the Fund holds shares of another investment company for which the Manager (or an affiliate) acts as an investment Manager, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Manager at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Manager looks for prompt execution of the order at a favorable price. The Manager will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Manager may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Manager may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Manager may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's operating expenses.  The Manager makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Manager. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Manager to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.  Investments for Federated Kaufmann Fund and
other accounts managed by that fund's portfolio managers in initial public offerings
("IPO") are made independently from any other accounts, and much of their non-IPO trading may also be conducted independently from other accounts.

Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies;
receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Manager or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Manager or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Manager and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.


ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative               Average Aggregate Daily
          Fee                    Net Assets of the Federated Funds
      0.150 of 1%                     on the first $5 billion
      0.125 of 1%                     on the next $5 billion
      0.100 of 1%                     on the next $10 billion
      0.075 of 1%                   on assets over $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
--------------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping services with respect to the
Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
FSC through its registered transfer agent subsidiary, FSSC, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.


INDEPENDENT AUDITORS
The independent auditor for the Fund, Ernst & Young LLP, conducts its audits in accordance with auditing standards generally accepted in the United States of
America, which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES

For the Year Ended October
31                                     2003                         2002                      2001
Management Fee Earned                $406,922                     $513,565                  $447,749
Management Fee Reduction              252,254                      89,669                      --
Management Fee
Reimbursement                           707                         402                       387
Sub-Management Fee                    24,415                       66,763                    58,207
Brokerage Commissions                 46,936                      145,287                    51,447
12b-1 Fee:
 Class C Shares                       48,956                         --                        --
Shareholder Services Fee:
  Institutional Shares                89,828                         --                        --
  Class C Shares                      16,319                         --                        --
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.
--------------------------------------------------------------------------------------

HOW DOES THE FUND MEASURE PERFORMANCE?


The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'' expenses; and
various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per
Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

Total returns are given for the one-year, five-year, ten -year and Start of
Performance periods ended October 31, 2003.

Yield is given for the 30-day period ended October 31, 2003.

                           30-Day
                           Period             1 Year             5 Years              10 Years
Institutional
Shares:
Total Return
  Before Taxes                                41.96%              6.80%                 7.37
  After Taxes on
   Distributions                              41.74%              5.00%                 8.29
  After Taxes on
   Distributions
   and
   Sale of Shares                             27.23%              5.03%                 5.29
Yield                      0.12%                                  5.29%                 N/A
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------

                           30-Day Period         1 Year              5 Years          Start of
                                                                                   Performance on
                                                                                     11/10/1997
Class C Shares:
Total Return
  Before Taxes                  N/A              38.50%               5.71%             2.05%
  After Taxes on
  Distributions                 N/A              38.50%               4.16%             0.41%
  After Taxes on
  Distributions   and
  Sale of Shares                N/A              25.02%               4.26%             1.05%
Yield                          0.00%               N/A                 N/A               N/A
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.  Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per
Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the
30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.  The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:


o     references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

o     charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

o     discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o     information about the mutual fund industry from sources such as the Investment
  Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.


The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of
Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.
Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specified period of time.

Morningstar, Inc.
Morningstar, Inc. is an independent rating service and publisher of the bi-weekly
Mutual Fund Values, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Standard & Poor's 400 Industrial Index
The Standard & Poor's 400 Industrial Index consists of common stocks in industry, transportation, and financial and public utility companies. It can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, S&P indexes assume reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S&P figures.

Russell 2000 Small Stock Index
The Russell 2000 Small Stock Index is a broadly based diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks. The Federated Mini-Cap Fund is neither affiliated with, nor promoted, sponsored, or endorsed by the Frank Russell Company. Frank Russell's only relationship to the fund is the licensing of the use of the Index. Frank Russell company is owner of the trademarks and copyrights relating to the Index.

Wilshire 5000 Equity Indexes
The Wilshire 5000 Equity Indexes consists of nearly 5,000 common equity securities, covering all stocks in the United States for which daily pricing is available, and can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks.

WHO IS FEDERATED INVESTORS, INC.?

Federated   is   dedicated   to   meeting   investor   needs  by  making   structured,
straightforward and consistent  investment  decisions.  Federated  investment products have a history of competitive  performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's  disciplined investment selection process is rooted in sound methodologies backed by  fundamental  and technical  research.  At Federated,  success in investment management does not depend solely on the skill of a single portfolio manager.  It is a fusion of  individual  talents  and  state-of-the-art  industry  tools and  resources.
Federated's  investment process involves teams of portfolio managers and analysts, and investment  decisions  are executed by traders who are  dedicated  to specific  market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds

In the  municipal  sector,  as of December 31, 2002,  Federated  managed 14 bond funds
with   approximately   $3.2   billion  in  assets  and  22  money  market  funds  with
approximately $20.6 billion in total assets. In 1976,  Federated introduced one of the first  municipal  bond  mutual  funds in the  industry  and is now one of the  largest institutional  buyers of municipal  securities.  The Funds may quote  statistics  from organizations  including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

Equity Funds
In the equity sector,  Federated has more than 31 years''  experience.  As of December
31, 2002,  Federated managed 37 equity funds totaling  approximately  $16.2 billion in assets across  growth,  value,  equity income,  international,  index and sector (i.e.
utility) styles.  Federated's  value-oriented  management style combines  quantitative and  qualitative  analysis  and  features a  structured,  computer-assisted  composite modeling system that was developed in the 1970s.

Corporate Bond Funds
In the corporate bond sector, as of December 31, 2002, Federated managed 10 money market funds and 9 bond funds with assets approximating $59.4 billion and $6.0 billion, respectively.  Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than
$209 billion.

Government Funds
In the  government  sector,  as of December  31,  2002,  Federated  managed 7 mortgage backed, 3 multi-sector  government funds, 4 government/agency  and 19 government money market mutual  funds,  with assets  approximating  $4.9  billion,  $0.9 billion,  $2.9 billion and $56.2 billion, respectively.  Federated trades approximately $90.4 billion in U.S.  government and mortgage backed securities daily and places  approximately $35 billion  in  repurchase  agreements  each day.  Federated  introduced  the first  U.S.
government fund to invest in U.S.  government  bond securities in 1969.  Federated has been a major force in the short- and  intermediate-term  government markets since 1982 and  currently  manages  approximately  $50 billion in  government  funds within these maturity ranges.

Money Market Funds
In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund.
Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2002, Federated managed
$136.2 billion in assets across 52 money market funds, including 19 government, 10 prime, 22 municipal and 1 euro-denominated with assets approximating $56.2 billion,
$59.4 billion, $20.6 billion and $173.9 million, respectively.

The Chief  Investment  Officers  responsible  for oversight of the various  investment sectors  within  Federated are:  Global  Equity-- - Stephen F. Auth is responsible  for overseeing the management of Federated's  domestic and international  equity products;
Global  Fixed  Income - William  D.  Dawson  III is  responsible  for  overseeing  the management  of  Federated's  domestic  and  international  fixed income and high yield products.

MUTUAL FUND MARKET
Forty-nine  percent of American  households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions,  have entrusted over $6.2  trillion to the  approximately  8,300  funds  available,  according  to the
Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated  distributes  mutual  funds  through  its  subsidiaries  for  a  variety  of investment purposes. Specific markets include:

Institutional Clients

Federated meets the needs of approximately 3,035  institutional  clients nationwide by managing and servicing  separate  accounts and mutual funds for a variety of purposes, including  defined benefit and defined  contribution  programs,  cash management,  and
asset/liability  management.   Institutional  clients  include  corporations,  pension
funds,  tax  exempt  entities,   foundations/endowments,   insurance  companies,   and
investment and financial advisers.  Bank Marketing
Other  institutional  clients  include more than 1,600 banks and trust  organizations.
Virtually  all of the  trust  divisions  of the top 100  bank  holding  companies  use
Federated funds in their clients' portfolios.

Broker/Dealers and Bank Broker/Dealer Subsidiaries
Federated   funds  are   available  to  consumers   through  major   brokerage   firms
nationwide--Federated   has   over   2,000   broker/dealer   and   bank   broker/dealer
relationships across the  country--supported by more wholesalers than any other mutual fund distributor.  Federated's service to financial professionals and institutions has earned it high  ratings  in  several  surveys  performed  by  DALBAR,  Inc.  DALBAR is recognized as the industry benchmark for service quality measurement.

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Frank Russell Company

Frank Russell Company  reserves the right,  at any time and without notice,  to alter, amend,  terminate  or in any way  change  its  Index.  Frank  Russell  Company  has no obligation to take the needs of any particular  fund or its  participants or any other product or person into  consideration  in  determining,  composing or calculating  the index.

Frank  Russell  Company's  publication  of the Index in no way  suggests or implies an opinion  by Frank  Russell  Company as to the  attractiveness  or  appropriateness  of investment  in any or all  securities  upon  which the Index is based.  Frank  Russell
Company  makes  no  representation,   warranty,  or  guarantee  as  to  the  accuracy,
completeness,  reliability,  or  otherwise  of the Index or any data  included  in the
Index.  Frank Russell Company makes no representation or warranty regarding the use or the results of use, of the Index or any data  included  therein,  or any  security (or combination  thereof)  comprising  the Index.  Frank  Russell  Company  makes no other express or implied  warranty,  and  expressly  disclaims  any  warranty,  of any kind, including,  without means of limitation,  any warranty of  merchantability  or fitness for a  particular  purpose  with  respect to the Index or any data or any security (or combination thereof) included therein.

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FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended October 31, 2003 are incorporated herein by reference to the Annual Report to Shareholders of Federated
Mini-Cap Index Fund dated October 31, 2003.

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Addresses

FEDERATED MINI-CAP INDEX FUND

Institutional Shares

Class C Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Manager
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Federated Equity Management Company of Pennsylvania

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Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Sub-Manager

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Fund Asset Management
L.P. doing business as
Mercury Advisors
800 Scudders Mill Road
Plainsboro, NJ 08536

Custodian
State Street Bank and Trust Company
 P.O. Box 8600
Boston, MA 02266-8600

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Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

[Logo of Federated Investors]

Federated Max-Cap Index Fund

A Portfolio of Federated Index Trust

PROSPECTUS

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December 31, 2003

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INSTITUTIONAL SHARES

A mutual fund seeking to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

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Risk/Return Summary	1
What are the Fund's Fees and Expenses?	4
What are the Fund's Investment Strategies?	5
What are the Principal Securities in Which the Fund Invests?	6
What are the Specific Risks of Investing in the Fund?	8
What Do Shares Cost?	9
How is the Fund Sold?	10
How to Purchase Shares	10
How to Redeem Shares	12
Account and Share Information	14
Who Manages the Fund?	15
Legal Proceedings	16
Financial Information	17

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund's investment objective is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor's 500 Composite Stock Price Index (Index). While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund normally invests its assets primarily in common stocks included in the Index.

The Fund's investment manager ("Manager") has received an exemptive order from the SEC to permit the Trust and the Board of Trustees to appoint and replace subadvisers for the Fund and to enter into and amend the Fund's subadvisory agreements without further shareholder approval. See "Who Manages the Fund?"

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
  Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's Institutional Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

The Fund's Institutional Shares total return for the nine-month period from January 1, 2003 to September 30, 2003 was 14.22%.

Within the period shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 21.22% (quarter ended December 31, 1998.) Its lowest quarterly return was (17.34)% (quarter ended September 30, 2002).

Average Annual Total Return Table

Return Before Taxes is shown. In addition, Return After Taxes is shown for Institutional Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard and Poor's 500 Index (S&P 500), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)

	1 Year	5 Years	10 Years
Fund:
Return Before Taxes	(22.38)%	(0.99)%	8.90%
Return After Taxes on Distributions[1]	(22.78)%	(1.54)%	7.46%
Return After Taxes on Distributions and Sale of Fund Shares[1]	(13.73)%	(0.96)%	6.81%
S&P 500	(22.10)%	(0.59)%	9.34%

1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

What are the Fund's Fees and Expenses?

FEDERATED MAX-CAP INDEX FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.30%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.64%

1 Although not contractually obligated to do so, the Manager and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2003.

Total Waivers of Fund Expenses	0.29%
Total Actual Annual Fund Operating Expenses (after waivers)	0.35%

2 The Manager voluntarily waived a portion of the management fee. The Manager can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.26% for the fiscal year ended October 31, 2003.

3 The shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.00% for the fiscal year ended October 31, 2003.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$ 65
3 Years	$205
5 Years	$357
10 Years	$798

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What are the Fund's Investment Strategies?

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In pursuing its investment objective, the Fund normally invests its assets primarily in common stocks included in the Index. As of November 30, 2002 the capitalization range of the issuers comprising the Index was $666 million to $287 billion. As of the same date, the weighted median market capitalization of the Fund was $48.5 billion. Market capitalization is determined by multiplying the number of outstanding shares of an issuer by the current market price per share. Except as noted below, the Fund seeks to reduce the difference in the Fund's portfolio performance relative to the Index ("tracking error") by investing in a portfolio that seeks to replicate, as closely as possible, the composition of the Index. The Fund attempts to achieve a 0.95 or better correlation between the performance of the Fund and, that of the Index. The Fund also may employ the following strategies to attempt to further reduce tracking error: (1) buying and selling securities after announced changes in the Index but before or after the effective date of the changes; (2) purchasing Index futures contracts in amounts approximating the cash held in the Fund's portfolio and any cash expected to be received upon the closing of pending acquisitions; (3) lending the Fund's securities to broker-dealers or other institutions to earn income for the Fund; and (4) purchasing domestically traded share classes of Index companies other than the share class included in the Index.

With respect to approximately 20% of the Fund's portfolio, the Sub-Manager, under normal circumstances, will use enhanced management techniques. The Sub-Manager's principal enhanced technique will be to slightly over or under-weight positions in a limited number of securities within the Index based upon the Sub-Manager's quantitative analysis of the securities. The analysis seeks to identify securities likely to have predictable returns based on a number of strategies including events affecting the issuer (either positive or negative), valuation, price momentum, earnings surprises and seasonal patterns. Additionally, the Sub-Manager may purchase substitutes for securities within the Index when the Sub-Manager believes such substitutes will closely track the performance of a security within the Index but offer better returns. Such substitutes include purchasing convertible bonds, buying different share classes of Index securities, buying Index securities on different exchanges, purchasing the securities of companies targeted for acquisition by a company within the Index or purchasing non-Index securities that are included on an index with a comparable style and capitalization (this may include buying and selling non-Index securities to be included in an index after the announced change in the index). Finally, the Sub-Manager may invest in stocks not represented in the Index that are subject to pending cash acquisitions when the Sub-Manager believes the risk of the acquisitions failing to close is minimal and offers better returns than available cash instruments. These enclosed management techniques are designed to help the Fund pursue its investment objective by seeking to improve its portfolio relative to the Index to compensate for Fund expenses and tracking error. Because the Fund refers to Index investments in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in index investments.

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What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

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Convertible Securities

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

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STOCK INDEX FUTURES

Stock index futures provide for the future sale by one party and purchase by another party of a specified amount of an index at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Fund's investment in stock index futures will be subject to the same risk.

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The enhanced management techniques described in the investment strategy may not work as intended and therefore may cause the Fund's share price to decline or cause the Fund to underperform the Index.

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SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

RISKS OF INVESTING IN DERIVATIVES CONTRACTS

The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks described in this prospectus, such as stock market, credit, liquidity and leverage risks.

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What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV).

The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

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The Fund offers four Share classes: Institutional Shares, Institutional Service Shares, Class C Shares and Class K Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. All Share classes have different expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting on behalf of their customers or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

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The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Manager, Federated Equity Management Company of Pennsylvania. The Manager, in turn, oversees the management of the Fund's assets by Sub-Manager, Fund Asset Management, L.P., doing business as Mercury Advisors, an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. Federated Advisory Services Company (FASC), an affiliate of the Manager provides research, quantitative analysis equity trading and transaction settlement and certain support services to the Manager. The fee for these services is paid by the Manager and not by the Fund. The Manager's responsibilities include selecting the Sub-Manager and the continued review and evaluation of the Sub-Manager's performance. The address of the Manager and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Manager has delegated daily management of the Fund's assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 800 Scudders Mill Road, Plainsboro, NJ 08536. Mercury Advisors was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. As of December 31, 2002, Mercury Advisors and its advisory affiliates had approximately $462 billion in assets under management.

The Manager and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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MANAGEMENT FEES

The Manager receives an annual investment management fee of 0.30% of the Fund's average daily net assets. The Manager may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated, the parent company of the Federated funds' Adviser and distributor, received detailed requests for information on shareholder trading activities in the Federated funds from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Federated immediately retained the law firm of Reed Smith LLP to conduct an internal investigation, which is ongoing. Additionally, attorneys from the law firm of Dickstein Shapiro Morin & Oshinsky LLP, independent counsel to the Federated funds, are participating in the investigation and are reporting to the independent directors of the Federated funds on their progress.

The internal investigation is examining, among other things, circumstances in which it appears that a few Federated fund investors were granted exceptions to Federated's internal procedures for limiting frequent transactions, and that some of these investors made additional investments in other Federated funds. The investigation is also examining instances in which it appears that orders for Federated funds with variable NAVs were placed and accepted after the Federated funds' closing time at 4:00 p.m. Federated is taking steps to ensure that Federated fund shareholder trading policies are adhered to.

On October 22, 2003, Federated issued a press release that discusses these matters and announces that Federated is committed to taking remedial actions when and as appropriate, including compensating the Federated funds for any detrimental impact these transactions may have had on them. Based upon the progress of the investigation to date, Federated does not have sufficient information regarding these transactions to make a reasonable estimate of the amount, if any, by which the Federated funds have been impacted. The press release is available in the "About Us" section of Federated's website www.federatedinvestors.com , and any future press releases on this subject will also be posted there.

Shortly after the press release was issued, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Federated funds were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Federated funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although we do not believe that these lawsuits will have a material adverse effect on the Federated funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated fund redemptions, reduced sales of Federated fund shares, or other adverse consequences for the Federated funds.

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Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$17.97	$21.51	$29.08	$28.09	$22.91
Income From Investment Operations:
Net investment income	0.28	0.26	0.27	0.29	0.31
Net realized and unrealized gain (loss) on investments and futures contracts	3.31	(3.55)	(7.56)	1.23	5.38

TOTAL FROM INVESTMENT OPERATIONS	3.59	(3.29)	(7.29)	1.52	5.69

Less Distributions:
Distributions from net investment income	(0.27)	(0.25)	(0.28)	(0.28)	(0.29)
Distributions from net realized gain on investments and futures contracts	--	--	--	(0.25)	(0.22)

TOTAL DISTRIBUTIONS	(0.27)	(0.25)	(0.28)	(0.53)	(0.51)

Net Asset Value, End of Period	$21.29	$17.97	$21.51	$29.08	$28.09

Total Return[1,2]	20.18%	(15.41)%	(25.15)%	5.40%	25.11%

Ratios to Average Net Assets:

Expenses	0.35%	0.34%	0.34%	0.34%	0.32%

Net investment income	1.44%	1.22%	1.03%	0.98%	1.18%

Expense waiver/reimbursement[3]	0.29%	0.29%	0.26%	0.25%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$962,928	$906,710	$1,228,402	$2,021,341	$2,003,590

Portfolio turnover	24%	18%	7%	11%	3%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the year, the Fund was reimbursed by the sub-manager for certain losses on investments which had an impact of less than 0.01% on total return. See Note 7 on page 34 of the Fund's Annual Report.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

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Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 2003, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated December 31, 2003, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

[Logo of Federated Investors]

Federated Max-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6061

Federated is a registered mark of Federated Investors, Inc.
2003 Federated Investors, Inc.

Cusip 31420E106

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0032104A-IS (12/03)

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[Logo of Federated Investors]

Federated Max-Cap Index Fund

A Portfolio of Federated Index Trust

PROSPECTUS

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December 31, 2003

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CLASS K SHARES

A mutual fund seeking to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary	1
What are the Fund's Fees and Expenses?	4
What are the Fund's Investment Strategies?	5
What are the Principal Securities in Which the Fund Invests?	6
What are the Specific Risks of Investing in the Fund?	8
What Do Shares Cost?	9
How is the Fund Sold?	10
How to Purchase Shares	10
How to Redeem Shares	12
Account and Share Information	15
Who Manages the Fund?	16
Legal Proceedings	17
Financial Information	18

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor's 500 Composite Stock Price Index (Index). While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund normally invests its assets primarily in common stocks included in the Index.

The Fund's investment manager ("Manager") has received an exemptive order from the SEC to permit the Trust and the Board of Trustees to appoint and replace subadvisers for the Fund and to enter into and amend the Fund's subadvisory agreements without further shareholder approval. See "Who Manages the Fund?"

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

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All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

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  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
  Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

The Fund's Class K Shares is a new class of shares, which commenced operations on April 7, 2003. The Fund offers three other classes of shares, Institutional Shares, Institutional Service Shares and Class C Shares. For the period prior to the commencement of operations of Class K Shares, the performance information shown in the bar chart below is for the Fund's Institutional Shares, adjusted to reflect the expenses of Class K Shares. This performance information will help you to analyze the Fund's investment risks in light of the historical returns. The bar chart shows the variability of the Fund's Class K Shares total returns on a calendar year-by-year basis. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's Class K Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

Average Annual Total Return Table

As previously discussed, the Fund's Class K Shares is a new class of shares, which commenced operations on April 7, 2003. Accordingly, for the period prior to the commencement of operations, the performance information shown in the Average Annual Total Return Table is for the Fund's Institutional Shares, adjusted to reflect the expenses of the Class K Shares. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund's Class K Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The Table also shows returns for the Standard and Poor's 500 Index (S&P 500), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged and it is not possible to invest directly in an index

(For the periods ended December 31, 2002)

Fund:	1 Year	5 Years	10 Years
Return Before Taxes	(23.01)%	(1.77)%	8.07%
Return After Taxes on Distributions[1]	(23.16)%	(2.00)%	6.96%
Return After Taxes on Distributions and Sale of Fund Shares[1]	(14.12)%	(1.46)%	6.27%
S&P 500	(22.10)%	(0.59)%	9.34%

1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

What are the Fund's Fees and Expenses?

FEDERATED MAX-CAP INDEX FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class K Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.30%
Distribution (12b-1) Fee	0.50%
Other Expenses	0.33%
Total Annual Fund Operating Expenses	1.13%

1 Although not contractually obligated to do so, the Manager waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2003.

Total Waivers of Fund Expenses	0.04%
Total Actual Annual Fund Operating Expenses (after waivers)	1.09%

2 The Manager voluntarily waived a portion of the management fee. The Manager can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.26% the fiscal year ended October 31, 2003.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class K Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class K Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class K Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$115
3 Years	$359
5 Years	$622
10 Years	$1,375

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What are the Fund's Investment Strategies?

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In pursuing its investment objective, the Fund normally invests its assets primarily in common stocks included in the Index. As of November 30, 2002 the capitalization range of the issuers comprising the Index was $666 million to $287 billion. As of the same date, the weighted median market capitalization of the Fund was $48.5 billion. Market capitalization is determined by multiplying the number of outstanding shares of an issuer by the current market price per share. Except as noted below, the Fund seeks to reduce the difference in the Fund's portfolio performance relative to the Index ("tracking error") by investing in a portfolio that seeks to replicate, as closely as possible, the composition of the Index. The Fund attempts to achieve a 0.95 or better correlation between the performance of the Fund and, that of the Index. The Fund also may employ the following strategies to attempt to further reduce tracking error: (1) buying and selling securities after announced changes in the Index but before or after the effective date of the changes; (2) purchasing Index futures contracts in amounts approximating the cash held in the Fund's portfolio and any cash expected to be received upon the closing of pending acquisitions; (3) lending the Fund's securities to broker-dealers or other institutions to earn income for the Fund; and (4) purchasing domestically traded share classes of Index companies other than the share class included in the Index.

With respect to approximately 20% of the Fund's portfolio, the Sub-Manager, under normal circumstances, will use enhanced management techniques. The Sub-Manager's principal enhanced technique will be to slightly over- or under- weight positions in a limited number of securities within the Index based upon the Sub-Manager's quantitative analysis of the securities. The analysis seeks to identify securities likely to have predictable returns based on a number of strategies including events affecting the issuer (either positive or negative), valuation, price momentum, earnings surprises and seasonal patterns. Additionally, the Sub-Manager may purchase substitutes for securities within the Index when the Sub-Manager believes such substitutes will closely track the performance of a security within the Index but offer better returns. Such substitutes include purchasing convertible bonds, buying different share classes of Index securities, buying Index securities on different exchanges, purchasing the securities of companies targeted for acquisition by a company within the Index or purchasing non-Index securities that are included on an index with a comparable style and capitalization (this may include buying and selling non-Index securities to be included in an index after the announced change in the index). Finally, the Sub-Manager may invest in stocks not represented in the Index that are subject to pending cash acquisitions when the Sub-Manager believes the risk of the acquisitions failing to close is minimal and offers better returns than available cash instruments. These enhanced management techniques are designed to help the Fund pursue its investment objective by seeking to improve its portfolio relative to the Index to compensate for Fund expenses and tracking error. Because the Fund refers to Index investments in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in index investments.

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What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Convertible Securities

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

STOCK INDEX FUTURES

Stock index futures provide for the future sale by one party and purchase by another party of a specified amount of an index at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Fund's investment in stock index futures will be subject to the same risk.

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The enhanced management techniques described in the investment strategy may not work as intended and therefore may cause the Fund's share price to decline or cause the Fund to underperform the Index.

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SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

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RISKS OF INVESTING IN DERIVATIVES CONTRACTS

The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks described in this prospectus, such as stock market, credit, liquidity and leverage risks.

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What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV).

The Fund's Class K Shares does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.

A retirement plan's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers four Share classes: Institutional Shares, Institutional Service Shares, Class C Shares and Class K Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class K Shares. All Share classes have different sales charges and other expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus generally to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans and IRA Rollovers from such plans, directly or through investment professionals. Class K Shares are generally available only to retirement plans where plan level omnibus accounts are held on the books of the Fund.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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RULE 12B-1 PLAN

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class K Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

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How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

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You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

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  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. The Fund's management or Manager may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated funds.

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SYSTEMATIC WITHDRAWAL PROGRAM

You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

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You will receive confirmation of purchases and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

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DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

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The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Manager, Federated Equity Management Company of Pennsylvania. The Manager, in turn, oversees the management of the Fund's assets by Sub-Manager, Fund Asset Management, L.P., doing business as Mercury Advisors, an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. Federated Advisory Services Company (FASC), an affiliate of the Manager provides research, quantitative analysis equity trading and transaction settlement and certain support services to the Manager. The fee for these services is paid by the Manager and not by the Fund. The Manager's responsibilities include selecting the Sub-Manager and the continued review and evaluation of the Sub-Manager's performance. The address of the Manager and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Manager has delegated daily management of the Fund's assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 800 Scudders Mill Road, Plainsboro, NJ 08536. Mercury Advisors was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. As of December 31, 2002, Mercury Advisors and its advisory affiliates had approximately $462 billion in assets under management.

The Manager and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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MANAGEMENT FEES

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The Manager receives an annual investment management fee of 0.30% of the Fund's average daily net assets. The Manager may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated, the parent company of the Federated funds' Adviser and distributor, received detailed requests for information on shareholder trading activities in the Federated funds from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Federated immediately retained the law firm of Reed Smith LLP to conduct an internal investigation, which is ongoing. Additionally, attorneys from the law firm of Dickstein Shapiro Morin & Oshinsky LLP, independent counsel to the Federated funds, are participating in the investigation and are reporting to the independent directors of the Federated funds on their progress.

The internal investigation is examining, among other things, circumstances in which it appears that a few Federated fund investors were granted exceptions to Federated's internal procedures for limiting frequent transactions, and that some of these investors made additional investments in other Federated funds. The investigation is also examining instances in which it appears that orders for Federated funds with variable NAVs were placed and accepted after the Federated funds' closing time at 4:00 p.m. Federated is taking steps to ensure that Federated fund shareholder trading policies are adhered to.

On October 22, 2003, Federated issued a press release that discusses these matters and announces that Federated is committed to taking remedial actions when and as appropriate, including compensating the Federated funds for any detrimental impact these transactions may have had on them. Based upon the progress of the investigation to date, Federated does not have sufficient information regarding these transactions to make a reasonable estimate of the amount, if any, by which the Federated funds have been impacted. The press release is available in the "About Us" section of Federated's website www.federatedinvestors.com , and any future press releases on this subject will also be posted there.

Shortly after the press release was issued, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Federated funds were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

Federated and the Federated funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although we do not believe that these lawsuits will have a material adverse effect on the Federated funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated fund redemptions, reduced sales of Federated fund shares, or other adverse consequences for the Federated funds.

Financial Information

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FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout the Period)

Period Ended 10/31/2003 [1]
Net Asset Value, Beginning of Period	$17.81
Income From Investment Operations:
Net investment income	0.10
Net realized and unrealized gain on investments and futures contracts	3.45

TOTAL FROM INVESTMENT OPERATIONS	3.55

Less Distributions:
Distributions from net investment income	(0.09)

Net Asset Value, End of Period	$21.27

Total Return[2,3]	19.99%

Ratios to Average Net Assets:

Expenses	1.09%[4]

Net investment income	0.70%[4]

Expense waiver/reimbursement[4]	0.04%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$16,228

Portfolio turnover	24%[6]

1 Reflects operations for the period from April 8, 2003 (start of performance) to October 31, 2003.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the year, the Fund was reimbursed by the sub-manager for certain losses on investments which had an impact of less than 0.01% on total return. See Note 7 on page 34 of the Fund's Annual Report.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2003.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 2003, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated December 31, 2003, is incorporated by reference into this prospectus. Additional information about the [Fund] [Funds] and [its] [their] investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

[Logo of Federated Investors]

Federated Max-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6061

Federated is a registered mark of Federated Investors, Inc.
2003 ©Federated Investors, Inc.

Cusip 31420E809

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28211 (12/03)

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[Log of Federated Investors]

Federated Max-Cap Index Fund

A Portfolio of Federated Index Trust

PROSPECTUS

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December 31, 2003

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CLASS C SHARES

A mutual fund seeking to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor's 500 Composite Stock Price Index. The Fund in neither sponsored by nor affiliated with Standard & Poor's.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

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Risk/Return Summary	1
What are the Fund's Fees and Expenses?	4
What are the Fund's Investment Strategies?	5
What are the Principal Securities in Which the Fund Invests?	6
What are the Specific Risks of Investing in the Fund?	8
What Do Shares Cost?	9
How is the Fund Sold?	11
How to Purchase Shares	12
How to Redeem and Exchange Shares	14
Account and Share Information	17
Who Manages the Fund?	18
Legal Proceedings	19
Financial Information	20

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

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The Fund's investment objective is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor's 500 Composite Stock Price Index (Index). While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

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WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund normally invests its assets primarily in common stocks included in the Index.

The Fund's investment manager ("Manager") has received an exemptive order from the SEC to permit the Trust and the Board of Trustees to appoint and replace subadvisers for the Fund and to enter into and amend the Fund's subadvisory agreements without further shareholder approval. See "Who Manages the Fund?"

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
  Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class C Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class C Shares total return for the nine-month period from January 1, 2003 to September 30, 2003 was 13.40%.

Within the period shown in the bar chart, the Fund's Class C Shares highest quarterly return was 20.87% (quarter ended December 31, 1998.) Its lowest quarterly return was (17.55)% (quarter ended September 30, 2002).

Average Annual Total Return Table

The Average Annual Total Returns for the Fund's Class C Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown for Class C Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard and Poor's 500 Index (S&P 500), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2002)

	1 Year	5 Years	Start of Performance[1]
Fund:
Return Before Taxes	(23.93)%	(1.98)%	(0.92)%
Return After Taxes on Distributions[2]	(24.01)%	(2.15)%	(1.27)%
Return After Taxes on Distributions and Sale of Fund Shares[2]	(14.69)%	(1.60)%	(0.80)%
S&P 500	(22.10)%	(0.59)%	0.49%

1 The Fund's Class C Shares start of performance date was November 10, 1997.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

What are the Fund's Fees and Expenses?

FEDERATED MAX-CAP INDEX FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class C Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.30%
Distribution (12b-1) Fee	0.75%
Shareholder Services Fee	0.25%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	1.41%

1 Although not contractually obligated to do so, the Manager waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2003.

Total Waivers of Fund Expenses	0.04%
Total Actual Annual Fund Operating Expenses (after waivers)	1.37%

2 The Manager voluntarily waived a portion of the management fee. The Manager can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.26% for the fiscal year ended October 31, 2003.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class C Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Expenses assuming redemption	$342	$542	$863	$1,774
Expenses assuming no redemption	$242	$542	$863	$1,774

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What are the Fund's Investment Strategies?

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In pursuing its investment objective, the Fund normally invests its assets primarily in common stocks included in the Index. As of November 30, 2002 the capitalization range of the issuers comprising the Index was $666 million to $287 billion. As of the same date, the weighted median market capitalization of the Fund was $48.5 billion. Market capitalization is determined by multiplying the number of outstanding shares of an issuer by the current market price per share. Except as noted below, the Fund seeks to reduce the difference in the Fund's portfolio performance relative to the Index ("tracking error") by investing in a portfolio that seeks to replicate, as closely as possible, the composition of the Index. The Fund attempts to achieve a 0.95 or better correlation between the performance of the Fund and, that of the Index. The Fund also may employ the following strategies to attempt to further reduce tracking error: (1) buying and selling securities after announced changes in the Index but before or after the effective date of the changes; (2) purchasing Index futures contracts in amounts approximating the cash held in the Fund's portfolio and any cash expected to be received upon the closing of pending acquisitions; (3) lending the Fund's securities to broker-dealers or other institutions to earn income for the Fund; and (4) purchasing domestically traded share classes of Index companies other than the share class included in the Index.

With respect to approximately 20% of the Fund's portfolio, the Sub-Manager, under normal circumstances, will use enhanced management techniques. The Sub-Manager's principal enhanced technique will be to slightly over or under-weight positions in a limited number of securities within the Index based upon the Sub-Manager's quantitative analysis of the securities. The analysis seeks to identify securities likely to have predictable returns based on a number of strategies including events affecting the issuer (either positive or negative), valuation, price momentum, earnings surprises and seasonal patterns. Additionally, the Sub-Manager may purchase substitutes for securities within the Index when the Sub-Manager believes such substitutes will closely track the performance of a security within the Index but offer better returns. Such substitutes include purchasing convertible bonds, buying different share classes of Index securities, buying Index securities on different exchanges, purchasing the securities of companies targeted for acquisition by a company within the Index or purchasing non-Index securities that are included on an index with a comparable style and capitalization (this may include buying and selling non-Index securities to be included in an index after the announced change in the index). Finally, the Sub-Manager may invest in stocks not represented in the Index that are subject to pending cash acquisitions when the Sub-Manager believes the risk of the acquisitions failing to close is minimal and offers better returns than available cash instruments. These enhanced management techniques are designed to help the Fund pursue its investment objective by seeking to improve its portfolio relative to the Index to compensate for Fund expenses and tracking error. Because the Fund refers to Index investments in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in index investments.

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What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

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Convertible Securities

Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

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STOCK INDEX FUTURES

Stock index futures provide for the future sale by one party and purchase by another party of a specified amount of an index at a price, date, and time specified when the contract is made. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Futures are considered to be commodity contracts.

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The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under that Act.

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Securities Lending

The Fund may lend portfolio securities to borrowers that the Manager deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline. The Fund's investment in stock index futures will be subject to the same risk.

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The enhanced management techniques described in the investment strategy may not work as intended and therefore may cause the Fund's share price to decline or cause the Fund to underperform the Index.

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SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

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INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Risks of Investing in Derivatives Contracts

The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks described in this prospectus, such as stock market, credit, liquidity and leverage risks.

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What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price).

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NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.

The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

Shares Offered	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charge
		Front-End Sales Charge[1]	Contingent Deferred Sales Charge[3]
Class C Shares	$1,500/$100	1.00%	1.00%

1 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

2 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE

Class C Shares:
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
All Purchases	1.00%	1.01%

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SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class C Shares:
You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.

If your investment qualifies for an elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.

You will not be charged a CDSC when redeeming Shares:

  purchased with reinvested dividends or capital gains;
  purchased within 120 days of redeeming Shares of an equal or lesser amount;
  that you exchanged into the same share class of another Federated fund if the shares were held for the applicable CDSC holding period (other than a money market fund);
  purchased through investment professionals who did not receive advanced sales payments;
  if, after you purchase Shares, you become disabled as defined by the IRS;
  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
  if your redemption is a required retirement plan distribution; or
  upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest (to determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

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The Fund offers four Share classes: Institutional Shares, Institutional Service Shares, Class C Shares and Class K Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class C Shares. All Share classes have different sales charges and other expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting on behalf of their customers or to individuals, directly or through investment professionals.

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When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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RULE 12B-1 PLAN

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

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How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. The Fund's management or Manager may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated funds.

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

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Generally, it is not advisable to continue to purchase Class C Shares subject to a sales charge while redeeming Shares using this program.

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ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

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The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

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Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

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You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

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DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Fund?

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The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Manager, Federated Equity Management Company of Pennsylvania. The Manager, in turn, oversees the management of the Fund's assets by Sub-Manager, Fund Asset Management, L.P., doing business as Mercury Advisors, an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. Federated Advisory Services Company (FASC), an affiliate of the Manager provides research, quantitative analysis equity trading and transaction settlement and certain support services to the Manager. The fee for these services is paid by the Manager and not by the Fund. The Manager's responsibilities include selecting the Sub-Manager and the continued review and evaluation of the Sub-Manager's performance. The address of the Manager and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Manager has delegated daily management of the Fund's assets to the Sub-Manager, who is paid by the Manager and not by the Fund, based on net assets under management. The Sub-Manager has complete discretion, subject to the Manager's oversight, to purchase and sell portfolio securities for the Fund. The Sub-Manager's address is 800 Scudders Mill Road, Plainsboro, NJ 08536. Mercury Advisors was organized as an investment adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. As of December 31, 2002, Mercury Advisors and its advisory affiliates had approximately $462 billion in assets under management.

The Manager and other subsidiaries of Federated advise approximately 138 mutual funds and a variety of separate accounts, which totaled approximately $195 billion in assets as of December 31, 2002. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,700 employees. More than 5,000 investment professionals make Federated funds available to their customers.

MANAGEMENT FEES

The Manager receives an annual investment management fee of 0.30% of the Fund's average daily net assets. The Manager may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Legal Proceedings

Like many other mutual fund companies, in September 2003, Federated, the parent company of the Federated funds' Adviser and distributor, received detailed requests for information on shareholder trading activities in the Federated funds from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Federated immediately retained the law firm of Reed Smith LLP to conduct an internal investigation, which is ongoing. Additionally, attorneys from the law firm of Dickstein Shapiro Morin & Oshinsky LLP, independent counsel to the Federated funds, are participating in the investigation and are reporting to the independent directors of the Federated funds on their progress.

The internal investigation is examining, among other things, circumstances in which it appears that a few Federated fund investors were granted exceptions to Federated's internal procedures for limiting frequent transactions, and that some of these investors made additional investments in other Federated funds. The investigation is also examining instances in which it appears that orders for Federated funds with variable NAVs were placed and accepted after the Federated funds' closing time at 4:00 p.m. Federated is taking steps to ensure that Federated fund shareholder trading policies are adhered to.

On October 22, 2003, Federated issued a press release that discusses these matters and announces that Federated is committed to taking remedial actions when and as appropriate, including compensating the Federated funds for any detrimental impact these transactions may have had on them. Based upon the progress of the investigation to date, Federated does not have sufficient information regarding these transactions to make a reasonable estimate of the amount, if any, by which the Federated funds have been impacted. The press release is available in the "About Us" section of Federated's website www.federatedinvestors.com , and any future press releases on this subject will also be posted there.

Shortly after the press release was issued, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Federated funds were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and the Federated funds are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. Although we do not believe that these lawsuits will have a material adverse effect on the Federated funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated fund redemptions, reduced sales of Federated fund shares, or other adverse consequences for the Federated funds.

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Financial Information

FINANCIAL HIGHLIGHTS

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The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended October 31	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$17.88	$21.40	$28.91	$27.96	$22.82
Income From Investment Operations:
Net investment income (loss)	0.08	0.04	0.01	(0.00)[1]	0.07
Net realized and unrealized gain (loss) on investments and futures contracts	3.31	(3.52)	(7.50)	1.21	5.35

TOTAL FROM INVESTMENT OPERATIONS	3.39	(3.48)	(7.49)	1.21	5.42

Less Distributions:
Distributions from net investment income	(0.09)	(0.04)	(0.02)	(0.01)	(0.06)
Distributions from net realized gain on investments and futures contracts	--	--	--	(0.25)	(0.22)

TOTAL DISTRIBUTIONS	(0.09)	(0.04)	(0.02)	(0.26)	(0.28)

Net Asset Value, End of Period	$21.18	$17.88	$21.40	$28.91	$27.96

Total Return[2,3]	19.01%	(16.28)%	(25.92)%	4.35%	23.94%

Ratios to Average Net Assets:

Expenses	1.37%	1.34%	1.34%	1.34%	1.32%

Net investment income (loss)	0.42%	0.22%	0.03%	(0.03)%	0.18%

Expense waiver/reimbursement[4]	0.04%	0.04%	0.01%	0.00%[5]	0.03%

Supplemental Data:

Net assets, end of period (000 omitted)	$104,086	$88,070	$111,863	$142,999	$96,251

Portfolio turnover	24%	18%	7%	11%	3%

1 Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 During the year, the Fund was reimbused by the sub-manager for certain losses on investments which had an impact of less than 0.01% on total return. See Note 7 on page 34 of the Fund's Annual Report.

4 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

5 Represents less than 0.01%.

Futher information about the Fund's performance is contained in the Fund's Annual Report, dated October 31, 2003, which can be obtained free of charge.

A Statement of Additional Information (SAI) dated December 31, 2003, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfosec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

[Log of Federated Investors]

Federated Max-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-6061

Federated is a registered mark of Federated Investors, Inc.
2003 © Federated Investors, Inc.

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Cusip 31420E502

G00717-01 (12/03)

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PART C.     OTHER INFORMATION

Item 23.    Exhibits

            (a)    (i)        Conformed copy of Amended and
                              Restated Declaration of Trust of
                              the Registrant; (18)
                   (ii)       Conformed copy of Amendment No. 10
                              to the Declaration of Trust of the
                              Registrant; (20)
                   (iii)      Conformed copy of Amendment No. 11
                              to the Declaration of Trust of the
                              Registrant; (22)
                   (iv)       Conformed copy of Amendment No. 12
                              to the Declaration of Trust of the
                              Registrant; (22)
            (b)    (i)        Copy of By-Laws of the Registrant;
                              (5)
                   (ii)       Copies of Amendment Nos. 1-4 to the
                              By-Laws of the Registrant; (16)
                   (iii)      Copy of Amendment No. 5 to the
                              By-Laws of the Registrant; (+)
                   (iv)       Copy of Amendment No. 6 to the
                              By-Laws of the Registrant; (+)
            (c)    (i)        Copy of Specimen Certificate for
                              Shares of Beneficial Interest of
                              the Federated Mid-Cap Index Fund
                              and Federated Mini-Cap Index Fund;
                              (11)
                   (ii)       Copy of Specimen Certificates for
                              Shares of Beneficial Interest of
                              the Institutional Service Shares
                              and Institutional Service Shares of
                              the Federated Max-Cap Index Fund;
                              (11)
            (d)    (i)        Conformed copy of Investment
                              Management Contract of the
                              Registrant; (10)
                   (ii)       Conformed copy of Exhibit A, B and
                              C to Investment Management Contract
                              of the Registrant; (18)
                   (iii)      Conformed copy of Amendment to
                              Investment Management Contract
                              between the Registrant and
                              Federated Investment Management
                              Company; (19)
            (d)    (v)        Conformed copy of Subadvisory
                              Agreement for Federated Max-Cap
                              Index Fund, Federated Mid-Cap Index
                              Fund and Federated Mini-Cap Index
                              Fund; (19)
                   (vi)       Conformed copy of Investment
                              Advisory Agreement; (21)
            (e)    (i)        Conformed copy of Distributor's
                              Contract of the Registrant; (10)
                   (ii)       Conformed copy of Exhibit D to
                              Distributor's Contract of the
                              Registrant;(10)
                   (iii)      Conformed copies of Exhibits E and
                              F to Distributor's Contract of the
                              Registrant; (14)
                   (iv)       Conformed copy of Exhibit G to
                              Distributor's Contract of the
                              Registrant; (22)
                   (v)        The Registrant hereby incorporates
                              the conformed copy of the specimen
                              Mutual Funds Sales and Service
                              Agreement; Mutual Funds Service
                              Agreement and Plan Trustee/Mutual
                              Funds Service Agreement from Item
                              24(b)(6) of the Cash Trust Series
                              II Registration Statement on Form
                              N-1A, filed with the Commission on
                              July 24, 1995. (File Nos. 33-38550
                              and 811-6269);
                   (vi)       Conformed copy of Amendment to
                              Distributor's Contract between the
                              Registrant and Federated Securities
                              Corp.; (19)
            (f)               Not applicable;
            (g)    (i)        Conformed copy of Custodian
                              Contract of the   Registrant; (19)
                   (ii)       Conformed copy of Exhibit A and D
                              to Custody Agreement of Registrant;
                              (21)
            (h)    (i)        Conformed copy of Amended and
                              Restated Agreement for Fund
                              Accounting Services, Administrative
                              Services, Shareholder Transfer
                              Agency Services and Custody
                              Services Procurement; (16)
                   (ii)       The Registrant hereby incorporates
                              the conformed copy of the Second
                              Amended and Restated Services
                              Agreement from Item (h) (v) of the
                              Investment Series Funds, Inc.
                              Registration Statement on Form
                              N-1A, filed with the Commission on
                              January 23, 2002. (File Nos.
                              33-48847 and 811-07021).
                   (iii)      Conformed copy of Second Amended
                              and Restated Shareholder Services
                              Agreement; (14)
                   (iv)       The responses described in Item
                              23(e)(iv) are hereby incorporated
                              by reference.
                   (v)        Conformed copy of Supervisory and
                              Administrative Services Contract;
                              (22)
                   (vi)       Form of Servicing Agreement; (21)
                   (vii)      Form of Third Party Feeder Fund
                              Agreement; (21)
                   (viii)     Form of Recordkeeping and
                              Investment Accounting Agreement;
                              (21)
                   (vix)      Conformed copy of the Agreement for
                              Administrative Services; (+)
            (i)               Conformed copy of the Opinion and
                              Consent of Counsel      as to
                              legality of shares being
                              registered; (12)
            (j)               Conformed Copy of Independent
                              Auditors' Consent; +
            (k)               Not applicable;
            (l)               Conformed copy of Initial Capital
                              Understanding; (3)
            (m)    (i)        Conformed copy of Distribution Plan
                              of the Registrant; (10)
                   (ii)       Conformed copy of Exhibit D to the
                              Distribution Plan of the
                              Registrant; (23)
                   (iii)      Conformed copies of Exhibits B and
                              C to the Distribution Plan of the
                              Registrant; (14)
                   (iv)       The responses described in Item
                              23(e)(iv) are hereby incorporated
                              by reference;
            (n)               The Registrant hereby incorporates
                              the conformed copy of the Multiple
                              Class
                              Plan from Item (n) of the Federated
                              GNMA Trust Registration Statement
                              on Form N-1A, filed with the
                              Commission on March 27, 2003. (File
                              Nos. 2-45670 and 811-3375).
            (o)    (i)        Conformed copy of Power of Attorney
                              of the Registrant;      (18)
                   (ii)       Conformed copy of Power of Attorney
                              of J. Thomas Madden, Chief
                              Investment Officer of the
                              Registrant; (18)
                   (iii)      Conformed copy of Power of Attorney
                              of Stephen F. Auth, Chief
                              Investment Officer of the
                              Registrant; (22)
            (p)    (i)        The Registrant hereby incorporates
                              the conformed copy of the Code of
                              Ethics for Access Persons from Item
                              23(p) of the Federated Managed
                              Allocation Portfolios, Registration
                              Statement on Form N-1A filed with
                              the Commission on January 25, 2001.
                              (File Nos. 33-51247 and 811-7129).

+      All exhibits have been filed electronically.

3.     Response is incorporated by reference to Registrant's
       Pre-Effective Amendment No. 2 on Form N-1A dated June 29,
       1990. (File Nos. 33-33852 and 811-6061)
5.     Response is incorporated by reference to Registrant's
       Post-Effective Amendment No. 2 on Form N-1A filed
       September 12, 1991. (File Nos. 33-33852 and 811-6061)
10.    Response is incorporated by reference to Registrant's
       Post-Effective Amendment No. 9 on Form N-1A filed December
       29, 1993. (File Nos. 33-33852 and 811-6061)
11.    Response is incorporated by reference to Registrant's
       Post-Effective Amendment No. 10 on Form N-1A filed
       December 29, 1994. (File Nos. 33-33852 and 811-6061)
12.    Response is incorporated by reference to Registrant's
       Post-Effective Amendment No. 11 on Form N-1A filed
       December 28, 1995. (File Nos. 33-33852 and 811-6061)
14.    Response is incorporated by reference to Registrant's
       Post-Effective Amendment No. 13 on Form N-1A filed
       November 6, 1997. (File Nos. 33-33852 and 811-6061)
15.    Response is incorporated by reference to Registrant's
       Post-Effective Amendment No. 15 on Form N-1A filed October
       30, 1998. (File Nos. 33-33852 and 811-6061)
16.    Response is incorporated by reference to Registrant's
       Post-Effective Amendment No. 15 on Form N-1A filed October
       30, 1998.  (File Nos. 33-33852 and 811-6061)
18.    Response is incorporated by reference to Registrant's
       Post-Effective Amendment No. 18 on Form N-1A filed
       December 27, 2000.  (File Nos. 33-33852 and 811-6061)
19.    Response is incorporated by reference to Registrant's
       Post-Effective Amendment No. 19 on Form N-1A filed October
       23, 2001.  (File Nos. 33-33852 and 811-6061)
20.    Response is incorporated by reference to Registrant's
       Post-Effective Amendment No. 20 on Form N-1A filed
       December 26, 2001.  (File Nos. 33-33852 and 811-6061)
21.    Response is incorporated by reference to Registrant's
       Post-Effective Amendment No. 23 on Form N-1A filed
       February 19, 2002.  (File Nos. 33-33852 and 811-6061)
22.    Response is incorporated by reference to Registrant's
       Post-Effective Amendment No. 21 on Form N-1A filed
       December 26, 2002. (File Nos. 33-33852 and 811-6061)
23.    Response is incorporated by reference to Registrant's
       Post-Effective Amendment No. 21 on Form N-1A filed March
       31, 2003. (File Nos. 33-33852 and 811-6061)

Item 24.    Persons Controlled by or Under Common Control with
            the Fund:

            None

Item 25.    Indemnification: (3)

Item 26.    Business and Other Connections of Investment Adviser:

            For a description of the other business of the investment
            adviser, see the section entitled "Who Manages the Fund?"
            in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment
            adviser are included in Part B of this Registration
            Statement under "Who Manages and Provides Services to the
            Fund?"  The remaining Trustees of the investment adviser
            and, in parentheses, their principal occupations are:
            Thomas R. Donahue, (Chief Financial Officer, Federated
            Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA,
            15222-3779 and Mark D. Olson (a principal of the firm, Mark
            D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook &
            Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305,
            Wilmington, DE  19899-2305.

The remaining Officers of the investment adviser are:

Vice Chairman:                                  J. Thomas Madden

President/ Chief Executive Officer
and Trustee:                                    Keith M. Schappert

Executive Vice Presidents:                      Stephen F. Auth
                                                William D. Dawson, III

Senior Vice Presidents:                         Joseph M. Balestrino
                                                David A. Briggs
                                                Jonathan C. Conley
                                                Christopher F. Corapi
                                                Deborah A. Cunningham
                                                Linda A. Duessel
                                                Mark E. Durbiano
                                                James E. Grefenstette
                                                Robert M. Kowit
                                                Jeffrey A. Kozemchak
                                                Susan M. Nason
                                                Mary Jo Ochson
                                                Robert J. Ostrowski
                                                Frank Semack
                                                Richard Tito
                                                Peter Vutz

Vice Presidents:                                Todd A. Abraham
                                                J. Scott Albrecht
                                                Randall S. Bauer
                                                Nancy J.Belz
                                                G. Andrew Bonnewell
                                                David M. Bruns
                                                Regina Chi
                                                Ross M. Cohen
                                                David W. Cook
                                                Fred B. Crutchfield
                                                Lee R. Cunningham, II
                                                Alexandre de Bethmann
                                                B. Anthony Delserone, Jr.
Donald T. Ellenberger
                                                Eamonn G. Folan
                                                John T. Gentry
                                                David P. Gilmore
                                                James P. Gordon, Jr.
                                                Curtis R. Gross
                                                Marc Halperin
                                                John W. Harris
                                                Patricia L. Heagy
                                                Susan R. Hill
                                                Nikola A. Ivanov
                                                William R. Jamison
                                                Constantine J. Kartsonas
                                                Nathan H. Kehm
                                                John C. Kerber
                                                J. Andrew Kirschler
                                                Steven Lehman
                                                Marian R. Marinack
                                                Natalie F. Metz
                                                Thomas J. Mitchell
                                                Joseph M. Natoli
                                                John L. Nichol
                                                Mary Kay Pavuk
                                                Jeffrey A. Petro
                                                David R. Powers
                                                Ihab L. Salib
                                                Roberto Sanchez-Dahl, Sr.
                                                Aash M. Shah
                                                John Sidawi
                                                Michael W. Sirianni, Jr.
                                                Christopher Smith
                                                Diane R. Startari
                                                Timothy G. Trebilcock
                                                Leonardo A. Vila
                                                Stephen J. Wagner
                                                Paige M. Wilhelm
                                                Richard M. Winkowski, Jr.
                                                Lori A. Wolff
                                                George B. Wright

Assistant Vice Presidents:                      Lori Andrews
                                                Catherine A. Arendas
                                                Nicholas P. Besh
                                                Hanan Callas
                                                James R. Crea, Jr.
                                                Karol M. Crummie
                                                David Dao
                                                Richard J. Gallo
                                                Kathyrn P. Glass
                                                Igor Golalic
                                                James Grant
                                                Anthony Han
                                                Carol B. Kayworth
                                                Angela A. Kohler
                                                Robert P. Kozlowski
                                                Ted T. Lietz, Sr.
                                                Monica Lugani
                                                Tracey L. Lusk
                                                Ann Manley
                                                Dana Meissner
                                                Theresa K. Miller
                                                Karl Mocharko
                                                Bob Nolte
                                                Daniel Peris
                                                Rae Ann Rice
                                                Jennifer G. Setzenfand
                                                Kyle D. Stewart
                                                Mary Ellen Tesla
                                                Nichlas S. Tripodes
                                                Michael R. Tucker
                                                Mark Weiss

Secretary:                                      G. Andrew Bonnewell

Treasurer:                                      Thomas R. Donahue

Assistant Secretaries:                          Jay S. Neuman

Assistant Treasurer:                            Denis McAuley, III

            The business address of each of the Officers of the
            investment adviser is Federated Investors Tower, 1001
            Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.  These
            individuals are also officers of a majority of the
            investment advisers to the investment companies in the
            Federated Fund Complex described in Part B of this
            Registration Statement.

Item 27.    Principal Underwriters:

            (a)   Federated Securities Corp. the Distributor for
                  shares of the Registrant, acts as principal
                  underwriter for the following open-end
                  investment companies, including the Registrant:

                  Cash Trust Series, Inc.; Cash Trust Series II;
                  Edward Jones Money Market Fund; Federated
                  Adjustable Rate Securities Fund; Federated
                  American Leaders Fund, Inc.; Federated Core
                  Trust; Federated Core Trust II, L.P.; Federated
                  Equity Funds; Federated Equity Income Fund,
                  Inc.; Federated Fixed Income Securities, Inc.;
                  Federated GNMA Trust; Federated Government
                  Income Securities, Inc.; Federated High Income
                  Bond Fund, Inc.; Federated High Yield Trust;
                  Federated Income Securities Trust; Federated
                  Income Trust; Federated Index Trust; Federated
                  Institutional Trust; Federated Insurance
                  Series; Federated International Series, Inc.;
                  Federated Investment Series Funds, Inc.;
                  Federated Limited Duration Government Fund,
                  Inc.; Federated Managed Allocation Portfolios;
                  Federated Municipal Opportunities Fund, Inc.;
                  Federated Municipal Securities Fund, Inc.;
                  Federated Municipal Securities Income Trust;
                  Federated Premier Intermediate Municipal Income
                  Fund; Federated Premier Municipal Income Fund;
                  Federated Short-Term Municipal Trust; Federated
                  Stock and Bond Fund, Inc.; Federated Stock
                  Trust; Federated Total Return Government Bond
                  Fund; Federated Total Return Series, Inc.;
                  Federated U.S. Government Bond Fund; Federated
                  U.S. Government Securities Fund: 1-3 Years;
                  Federated U.S. Government Securities Fund: 2-5
                  Years; Federated World Investment Series, Inc.;
                  Intermediate Municipal Trust; Money Market
                  Obligations Trust; MTB Group of Funds; Regions
                  Morgan Keegan Select Funds and SouthTrust
                  Funds.

         (b)

         (1)                        (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 With Registrant
_____________________         _________________       ______________________

Chairman:                     Richard B. Fisher       Vice President

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:       Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher Fives
                              James S. Hamilton
                              James M. Heaton
                              H. Joseph Kennedy
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ
                              Robert F. Tousignant

Vice Presidents:              Irving Anderson
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Dan Casey
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Rick A. DiBernardo
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Peter J. Germain
                              Joseph D. Gibbons
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Teresa M. Johnson
                              Christopher L. Johnston
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Rebecca Nelson
                              James E. Ostrowski
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Christopher Renwick
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              Timothy A. Rosewicz
                              Greg Spralding
                              William C. Tustin
                              Paul A. Uhlman
                              G. Walter Whalen
                              Stephen White
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff

Assistant Vice Presidents:    Lisa A. Toma
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Jennifer Fetteroff
                              John T. Glickson
                              William Rose
                              Lynn Sherwood-Long

Treasurer:                    Denis McAuley, III

Secretary:                    Stephen A. Keen

Assistant Secretaries:        Thomas R. Donahue
                              Peter J. Germain

The business address of each of the Officers of Federated
Securities Corp. is Federated Investors Tower, 1001 Liberty
Avenue, Pittsburgh, Pennsylvania 15222-3779.

         (c)     Not applicable

Item 28.    Location of Accounts and Records:

All accounts and records required to be maintained by Section
31(a) of the Investment Company Act of 1940 and Rules 31a-1
through 31a-3 promugated thereunder are maintained at one of the following locations:

Registrant                    Reed Smith LLP
                              Investment and Asset Management Group (IAMG)
                              Federated Investors Tower
                              1001 Liberty Avenue
                              Pittsburgh, PA 15222-3779

(Notices should be sent to the Agent for Service at above address)

                              Federated Investors Funds
                              5800 Corporate Drive
                              Pittsburgh, PA 15237-7000

Federated Shareholder Services Company
("Transfer Agent and Dividend
Disbursing Agent")                   P.O. Box 8600
                                     Boston, MA 02266-8600

Federated Services Company
("Administrator")                    Federated Investors Tower
                                     1001 Liberty Avenue
                                     Pittsburgh, PA 15222-3779

Federated Investment Management
Company ("Manager")                  Federated Investors Tower
                                     1001 Liberty Avenue
                                     Pittsburgh, PA 15222-3779

Deutsche Asset Management, Inc.
("Sub-Manager")                      130 Liberty Street
                                     New York, NY 10006

Bankers Trust                        31 West 52nd Street
Company ("Custodian")                Mail Stop NYC09-0810
                                     New York, NY 10019

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

      Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of
Trustees and the calling of special shareholder meetings by
shareholders.

                            SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED
INDEX TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the
City of Pittsburgh and Commonwealth of Pennsylvania, on the 30th
day of December, 2003.

                       FEDERATED INDEX TRUST

            BY: /s/ Todd P. Zerega
            Todd P. Zerega, Assistant Secretary
            December 30, 2003

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                             TITLE                     DATE
By:  /s/ Todd P. Zerega            Attorney In Fact       December 30, 2003
Todd P. Zerega                     For the Persons
ASSISTANT SECRETARY                Listed Below

NAME                                      TITLE

John F. Donahue*                  Chairman and Trustee

J. Christopher Donahue*           President and Trustee
                                  (Principal Executive Officer)

Richard J. Thomas*                Treasurer
                                  (Principal Financial Officer)

Stephen F. Auth*                  Chief Investment Officer

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

Nicholas P. Constantakis*         Trustee

John F. Cunningham*               Trustee

Lawrence D. Ellis, M.D.*          Trustee

Peter E. Madden*                  Trustee

Charles F. Mansfield, Jr.*        Trustee

John E. Murray, Jr.*              Trustee

Marjorie P. Smuts*                Trustee

John S. Walsh*                    Trustee

o     By Power of Attorney